File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No. 17

                                                                          (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
          Amendment No. 141                                               (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          5701 Golden Hills Drive, Minneapolis, MN               55416-1297
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297


It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485 _X_ on May 1, 2003 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

Individual Immediate Variable Annuity Contracts

                       Supplement dated _____, 2003 to the

      USAllianz(R) Valuemark Income Plus (R) II Variable Annuity prospectus dated_____, 2003
                                    Issued by
                 Allianz Life Insurance Company of North America
                         Allianz Life Variable Account B

This supplement should be attached to the prospectus and retained for future reference.

Effective ____,  2003, two new Investment  Choices are available under the Fixed
Account:  Fixed  Period  Accounts  (FPAs) and an Equity  Indexed  Fixed  Account
(EIFA).

Fixed period accounts (fpas)

FPAs are a type of Investment Choice available under the Fixed Account. When you allocate money to an FPA we will credit your money with interest. We will periodically reset the interest rates that apply to the FPAs. FPAs may not be available in all states and are available only during the Accumulation Phase.

FPAs are part of the Fixed Account, which is part of our general account. If you select the FPAs, your money will be placed with the other general assets of Allianz Life. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.

We may offer FPAs with account periods of anywhere from one to ten years. An account period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific account period is available for Purchase Payments or transfers on any business day. The minimum amount that may be allocated or transferred to an FPA is $1,000.

Withdrawals or transfers from the FPAs that you make more than 30 days before the end of an account period are generally subject to an FPA Market Value
Adjustment (FPA MVA, see below). An FPA MVA may increase or decrease your Contract Value and/or the amount transferred or withdrawn. The increase or decrease will depend upon current interest rates in effect at the time of the transfer or withdrawal.

If you request a partial transfer or partial withdrawal from the FPAs, and the amount you request to receive is greater than the value in the FPAs after adjustment for the MVA, we will instead treat your request as a request for a complete transfer or full withdrawal. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs. If you completely transfer or fully withdraw your Contract value in the FPAs, the minimum value of the amount transferred or withdrawn after any FPA MVA will be at least equal to the FPA Guaranteed Minimum Value (see below).

Unless you instruct us otherwise, we will first take partial withdrawals pro rata from the Investment Options. If the Contract value in the Investment Options is insufficient for the partial withdrawal we will take the remaining amount of the withdrawal from the FPAs.

We make distributions from an FPA for transfers or partial withdrawals on a first-in-first-out (FIFO) basis. That is, a transfer or a withdrawal from an FPA will first reduce the Contract value in the oldest FPA, then the next oldest, and so on.

The FPAs are not available under the dollar cost averaging or flexible rebalancing programs. The FPAs are not available during the Payout Phase. An election to begin receiving Annuity Payments may involve an FPA MVA if any of your Contract value is in an FPA on the Income Date because we will transfer any Contract Value out of the FPAs.

FPA MARKET VALUE ADJUSTMENT (FPA MVA)

An FPA MVA is an adjustment we make when you make a transfer or withdrawal from an FPA more than 30 days before the end of an account period. Generally, if you make a partial transfer or partial withdrawal of the value from an FPA we will apply the FPA MVA to your value in the Fixed Account. If you request a partial transfer or partial withdrawal from the FPAs, and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for the MVA, we will instead treat your request as a request for a complete transfer or full withdrawal. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs. If you completely transfer or fully withdraw the value from an FPA we will apply the FPA MVA to the amount of the withdrawal or transfer. If you completely transfer or fully withdraw your Contract value in the FPAs, the minimum value of the amount transferred or withdrawn after any FPA MVA will be at least equal to the FPA Guaranteed Minimum Value (see below). We base this adjustment on a formula called an FPA MVA. The FPA MVA formula compares:

|X| the index interest rate with a maturity equal to the account period for a specific FPA at the time money went into an FPA, to

|X| the index interest rate with maturity equal to the remaining term of the account period on the date we calculate the FPA MVA.

The index interest rates are monthly rates we establish for the FPA MVA. We reset these rates on the first Business Day of every month to be equal to the last published U.S. Treasury Constant Maturity Interest Rate.

If the publication of the U.S. Treasury Constant Maturity Interest Rate is discontinued, upon receiving regulatory approval, we will substitute a suitable interest rate and notify you of the change.

An FPA MVA can be either positive or negative and is shown in the following table:

If the index interest rate with maturity equal
to the account period for a specific FPA
at the time money went into the FPA is....                    then the MVA is:
---------------------------------------------                 ----------------
less than the index interest rate with a                        negative
maturity equal to the remaining term
of the account period on the FPA MVA date

equal to the index interest rate with a                         zero
maturity equal to the remaining term
of the account period on the FPA MVA date

greater than the index interest rate with a                    positive
maturity equal to the remaining term
of the account period on the FPA MVA date

The FPA MVA Formula is equal to [(1+I)/(1+J)]N where:

I = the index interest rate with maturity equal to the account period for a specific FPA at the time money went into the FPA.

J = the index interest rate with maturity years equal to the remaining term of the account period on the date we calculate the FPA MVA (rounded up).

N = number of years remaining in the current account period (including fraction).

We will not apply FPA MVAs to amounts withdrawn for the contract maintenance charge, death claims or for amounts you receive if you return the Contract under the free look/right to examine provision. In some states, the FPA MVA is limited or revised.

We will not apply FPA MVAs within 30 days before the end of an account period. You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an FPA MVA. We will allocate any amounts for which we have not received instructions at the end of the account period to another FPA with the shortest available account period.

FPA MVA Examples

The following examples show the effect of an FPA MVA on your Contract.

o You purchase a Contract with an initial Purchase Payment of $100,000 and you allocate $10,000 to an FPA with a five-year account period. The index interest rate with a five-year maturity is 6%.
o    You make no additional Purchase payments.
o On July 1 of your fourth Contract Year you transfer the entire amount out of the FPA into the Investment Options. The contract value in the FPA on the date of (but prior to) the transfer is $15,000.
o    You make no other transfers or withdrawals.

Example of a positive FPA MVA:

Assume that the index interest rate with a two year maturity is 5%, then the FPA MVA is (1.06/1.05)1.5 = 1.014320. The amount of the transfer plus the MVA is $15,000 x 1. 014320 = $15,214.80. In other words, the value transferred out of the FPA is $15,000 and the value transferred into the Investment Options is $15,214.80.

Example of a negative FPA MVA:

Assume that the index interest rate with a two-year maturity is 7%, then the FPA MVA is (1.06/1.07)1.5 = 0.986014. The amount of the transfer plus the MVA is $15,000 x 0. 986014 = $14,790.21. In other words, the value transferred out of the FPA is $15,000 and the value transferred into the Investment Options is $14,790.21.

Example of an FPA MVA on a partial transfer:

Assume that instead of transferring the entire amount out of the FPA on July 1 of your fourth Contract year you request to have $1,000 transferred into the Investment Options. (If you instead request to transfer $1,000 from the FPA, the calculations would be similar to those for the complete transfer above.)

If the index interest rate with a two-year maturity is instead, 5%, then the FPA MVA is 1.014320. The amount of the transfer from the FPA plus the MVA is $1,000/1.014320 = $985.88. In other words, the value transferred out of the FPA is $985.88 and the value transferred into the Investment Options is $1,000.

If the index  interest rate with a two-year  maturity is 7%, then the FPA MVA is
0.986014. The amount of the transfer from the FPA plus the MVA is $1,000/0.986014 = $1,014.18. In other words, the value transferred out of the FPA is $1,014.18 and the value transferred into the Investment Options is $1,000.

FPA GUARANTEED MINIMUM VALUE

If you completely transfer or fully withdraw your Contract value in the FPAs, the minimum value of the amount transferred or withdrawn after any FPA MVA, is guaranteed to be at least equal to the greater of (a) or (b) where:

(a) equals all allocations to the FPAs less partial withdrawals (including any withdrawal charges) and transfers from the FPAs, or

(b)  equals the sum of:

|X| 87.5% of all allocations to the FPAs less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the guaranteed rate specified in the endorsement to your Contract (which is currently 3%) and;

|X| any pro rata portion of the withdrawal charges that would have been assessed against the FPA on a full withdrawal.

All partial withdrawals and transfers in the above calculation of the FPA Guaranteed Minimum Value do not reflect any MVA. In no event will the value in the FPA adjusted for any applicable MVA be less than the FPA Guaranteed Minimum Value upon complete transfer or full withdrawal.

EQUITY INDEXED FIXED Account (EIFA)

The EIFA is a type of Investment Choice available under the Fixed Account. Any money you allocate to the EIFA will earn "index benefit credits," which are described below. It is possible that your index benefit credit will be zero, but it cannot be negative. You might not gain value by selecting the EIFA and you may lose value if you make a withdrawal or transfer more than 30 days before the end of the account period. The EIFA may not be available in all states and it is available only during the Accumulation Phase.

The EIFA is part of the Fixed Account, which is part of our general account. If you select the EIFA, your money will be placed with the other general assets of Allianz Life. The general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered the Fixed Account as an investment company under the Investment Company Act of 1940, nor have we registered interests in the Fixed Account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account.

The EIFA offers ten-year account period buckets. Each account period bucket is made up of ten terms of twelve consecutive months each. A term covers the same time period as a Contract year. An account period is the amount of time we expect money to remain in the EIFA.

Allocations of Purchase Payments and transfers to the EIFA may only occur on the issue date or a Contract anniversary. If you make an allocation to the EIFA on a date other than the issue date or a Contract anniversary, we will reject your allocation. If we reject your allocation, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If we reject the allocation, we will send you a written notification within five business days.

The minimum initial amount you may allocate to the EIFA is $5,000. The minimum subsequent amount you may allocate to the EIFA is $1,000. Each allocation to the EIFA goes into it's own ten-year account period bucket. If you make more than one allocation to the EIFA in a day we will count all your allocations on that day as one allocation and put them in the same ten-year account period bucket. These buckets are how we track how long each of your allocations has been in the EIFA.

Withdrawals or transfers from the EIFA that you make more than 30 days before the end of an account period are generally subject to an EIFA Market Value Adjustment or EIFA MVA (see below). An EIFA MVA may increase or decrease your Contract value and/or the amount transferred or withdrawn. The increase or decrease will depend upon current interest rates in effect at the time of the transfer or withdrawal. Any amount that is withdrawn or transferred from the EIFA before the end of a term will not receive any index benefit credit for that term.

If you request a partial transfer or partial withdrawal from the EIFA, and the amount you request to receive is greater than the EIFA value after adjustment for the MVA, we will instead treat your request as a request for a complete transfer or full withdrawal. Additionally, we will treat any request for a partial withdrawal from the EIFA that would reduce the EIFA value below $1,000 as a request for a full withdrawal from the EIFA. If you completely transfer or fully withdraw your EIFA value, the minimum value of the amount transferred or withdrawn after any EIFA MVA will be at least equal to the EIFA Guaranteed Minimum Value (see below).

Unless you instruct us otherwise, we will first take partial withdrawals pro rata from the Investment Options. If the Contract value in the Investment Options is insufficient for the partial withdrawal we will take the remaining amount of the withdrawal from any other available Fixed Account Investment Choice before taking it out of the EIFA.

We make distributions from the EIFA for transfers or partial withdrawals on a first-in-first-out (FIFO) basis. That is, a transfer or a withdrawal from the EIFA will first reduce the value in the EIFA with the oldest account period bucket, then the next oldest bucket, and so on.

The EIFA is not available under the dollar cost averaging or flexible rebalancing programs. The EIFA is not available during the Payout Phase. An election to begin receiving Annuity Payments may involve an EIFA MVA if any of your Contract value is in the EIFA on the Income Date because we will transfer any Contract value out of the EIFA.

index benefit credits

We calculate index benefit credits as follows.

The initial index value equals the index value at the close of the last business day before the start of the EIFA term.

The monthly index value is the index value at the close of the last business day before each monthly anniversary date. The monthly anniversary date is the day of each month that corresponds to your Contract anniversary date. If the monthly anniversary date falls on a date that does not exist in a given month (for example, the 31st), the monthly anniversary date will be the last day of the month.

The  index increase amount is equal to the greater of: |X| zero, or

|X| the average of the monthly index values during the EIFA term minus the initial index value.

The index rate is the lesser of:
|X|  the cap, or

|X|  the index increase amount divided by the initial index value.

The cap will vary by index and the initial cap for the first Contract year is shown in your Contract. We guarantee each cap for one Contract year. We will declare a new cap on each Contract anniversary. We consider investor demand, investment opportunities and option costs when setting a cap. The cap will never be less than 4% and will never decrease more than 2% per year from the previous year's cap.

The index benefit credit equals:
|X| the EIFA value at the end of the term (immediately prior to the application of the index benefit credit), multiplied by

|X|      the index rate.

The amount of the index benefit credit will never be less than zero.

We will calculate index benefit credits for each index we use. Currently we only use the ____ index. ____ are trademarks of ____ and have been licensed for use by us. The Contract is not endorsed, sponsored, sold or promoted by ____ and ____ make no representation regarding the advisability of purchasing the Contract. We may add, substitute or remove indexes in the future.

You cannot invest in an index. Allocations you make to the EIFA are not invested in the index or the securities that underlie the index. Instead your allocations become part of our general account. Index benefit credits do not reflect the actual investment performance of the index. Only the calculation of the index benefit credits are based on the index returns.

We generally will not apply an index benefit credit to any money taken out of an EIFA before the end of the term. This includes any amounts withdrawn for charges, amounts withdrawn for payment of death benefits, partial withdrawals or transfers from the EIFA. However, we will apply partial index benefit credits at the end of the term for any withdrawals from the EIFA that are not subject to a withdrawal charge during the withdrawal charge period. The partial index benefit credit reflects credit for the portion of the term the amount of the withdrawal was in the EIFA.

Index Benefit Credit Examples:

o You purchase the Contract with an initial Purchase Payment of $100,000 and you allocate $10,000 to the EIFA.

o You take a partial withdrawal of $1,000 (this includes the withdrawal charge) in the second Contract year. You take no other partial withdrawals. This assumes that the partial withdrawal is subject to withdrawal charges and, therefore, no partial index credits are made.

o You make an additional Purchase Payment of $10,000 on your third Contract anniversary and allocate it to the EIFA. You make no other additional Purchase Payments.

o    The cap is 8% in all years.

The example below demonstrates the calculation of the index benefit credit as well as the impact of the cap, a negative index return, a partial withdrawal and an additional Purchase Payment. For purposes of this example, the index rate is rounded to one decimal place and the index benefit credit is rounded to whole dollars.

              Initial        Average          Index                      Index       End of Term EIFA
              Index      Monthly Index       Increase     Index Rate    Benefit      Value
    Term        Value         Value           Amount                     Credit
    ----        -----         -----           ------                     ------
     0                                                                                 $10,000
     1          10.00         10.40            0.40         4.00%         $400         $10,400
     2          10.35         11.49            1.14         8.00%         $752         $10,152
     3          11.25         11.09             0             0            0           $10,152
     4          11.15         11.43            0.28         2.50%         $254         $20,406
     5          11.32         10.98             0             0            0           $20,406
     6          11.06         11.39            0.33         3.00%         $612         $21,018
     7          11.47         12.16            0.69         6.00%        $1,261        $22,279
     8          12.11         12.35            0.24         2.00%         $446         $22,725
     9          12.42         12.61            0.19         1.50%         $341         $23,066
     10         12.51         12.95            0.44         3.50%         $807         $23,873

The index increase amount is shown in the table above for each of the corresponding years. Note that it is never less than zero. Below are the details of the calculations of the values for the first four Contract years.

Calculations as of the first Contract anniversary: The index increase amount is the greater of a) or b):
              a) Zero                                                       0
              b) The average of the monthly index values
                 during the first Contract year minus
                 the initial index value = 10.40 - 10.00 =             0.40
         The index increase amount is 0.40.

         The index rate equals the lesser of a) or b):
              a) The cap                                                  8%
              b) The index increase amount divided by the
                 initial index value = 0.40/10.00 =                       4%
          The index rate is 4%.

          The index benefit credit equals:
              The EIFA value as
                 of the last day of the first Contract year            $10,000
              multiplied by the index rate                             x    0.04
                                                                       ---------
                                                                       $     400

         The EIFA value as of the fist Contract anniversary is $10,400.

Calculations as of the second Contract anniversary:
         The partial withdrawal in the second Contract Year reduces the EIFA value to $9,400.

         The index increase amount is the greater of a) or b):
              a) Zero                                                       0
              b) The average of the monthly index values
                 during the second Contract year minus
                 the initial index value = 11.49 - 10.35 =             1.14
         The index increase amount is 1.14.

         The index rate equals the lesser of a) or b):
              a) The cap                                                    8%
              b) The index increase amount divided by the
                 initial index value = 1.14/10.00 =                    11.4%
          The index rate is 8%.

          The index benefit credit equals:
              The EIFA value as
               of the last day of the second Contract year               $ 9,400
              multiplied by the index rate                             x    0.08
                                                                       ---------
                                                                       $     752

The EIFA value as of the second Contract anniversary is $10,152. Note: any withdrawal or transfer from an EIFA that is subject to a withdrawal charge before the end of a term does not receive the index benefit credit for that term.

Calculations as of the third Contract anniversary: The index increase amount is the greater of a) or b):
              a) Zero                                                       0
              b) The average of the monthly index values
                 during the third Contract year minus
                 the initial index value = 11.09 - 11.25 =             -0.16
         The index increase amount is 0.

         The index rate equals the lesser of a) or b):
              a) The cap                                                 8%
              b) The index increase amount divided by the
                 initial index value = 0/11.25 =                         0%
          The index rate is 0%.

          The index benefit credit equals:
              The EIFA value as
              of the last day of the third Contract year              $10,152
              multiplied by the index rate                        x         0
                                                                  -----------
                                                                  $         0

         The EIFA value as of the third Contract
         anniversary before application of the second Purchase Payment is $10,152, the same as it was on the second Contract Anniversary.

Calculations as of the fourth Contract anniversary: The allocation on of the second Purchase Payment on Jan 1. of the fourth Contract year increases the EIFA value to $20,152.

         The index increase amount is the greater of a) or b):
              a) Zero                                                       0
              b) The average of the monthly index values
                 during the first Contract year minus
                 the initial index value = 11.43 - 11.15 =             0.28
         The index increase amount is 0.28.

         The index rate equals the lesser of a) or b):
              a) The cap                                                  8%
              b) The index increase amount divided by the
                 initial index value = 0.28/11.15 =                    2.5%
          The index rate is 2.5%.

          The index benefit credit equals:
              The EIFA value as
              of the last day of the fourth Contract Year               $20,152
              multiplied by the index rate                             x  0.025
                                                                       --------
                                                                       $    254

         The the EIFA value as of the fourth Contract anniversary is $20,406.

The remaining values in the table are calculated in a similar manner.

EIFA MARKET VALUE ADJUSTMENT (EIFA mva)

An EIFA MVA is an adjustment we make when you make a transfer or withdrawal from the EIFA more than 30 days before the end of an account period. Generally, if you make a partial transfer or partial withdrawal of the value from the EIFA we will apply the EIFA MVA to your EIFA value. If you request a partial transfer or partial withdrawal from the EIFA, and the amount you request to receive is greater than the EIFA value after adjustment for the MVA, we will instead treat your request as a request for a complete transfer or full withdrawal. Additionally, we will treat any request for a partial withdrawal from the EIFA that would reduce the EIFA value below $1,000 as a request for a full withdrawal from the EIFA. If you completely transfer or fully withdraw the value from the EIFA we will apply the EIFA MVA to the amount of the withdrawal or transfer. If you completely transfer or fully withdraw your EIFA,value the minimum value of the amount transferred or withdrawn after any EIFA MVA will be at least equal to the EIFA Guaranteed Minimum Value (see below). We base this adjustment on a formula called a EIFA MVA. The EIFA MVA formula compares:

|X| the index interest rate with a ten-year maturity at the time money went into an EIFA, to

|X| the index interest rate with a maturity equal to the remaining term of EIFA account period on the date we calculate the EIFA MVA.

The index interest rates are monthly rates we establish for the EIFA MVA. We reset these rates on the first business day of every month to be equal to the last published U.S. Treasury Constant Maturity Interest Rate.

If the publication of the U.S. Treasury Constant Maturity Interest Rate is discontinued, upon receiving regulatory approval, we will substitute a suitable interest rate and notify you of the change.

An EIFA MVA can be either positive or negative and is shown in the following table:

If the index interest rate with a ten-year maturity
at the time money went into the EIFA is....                    then the MVA is:
----------------------------------------------------           ----------------
less than the index interest rate with a                          negative
maturity equal to the remaining term of the EIFA account period on the EIFA MVA date plus a percentage, K, as defined below equal to the index interest rate with a zero maturity equal to the remaining term of the EIFA account period on the EIFA MVA date plus a percentage, K, as defined below greater than the index interest rate with a positive maturity equal to the remaining term of the EIFA account period on the EIFA MVA date plus a percentage, K, as defined below

The EIFA MVA Formula is equal to [(1+I)/(1+J+K)]N where:

I = the index interest rate with a ten-year maturity at the time money went into the EIFA.

J = the index interest rate with a maturity equal to the remaining term of the EIFA account period on the date we calculate the EIFA MVA (rounded up).

K    = a percentage, currently equal to 0.5%.

N = number of years remaining in the EIFA account period (including fraction).

We will not apply EIFA MVAs to amounts withdrawn for the contract maintenance charge, death claims or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any applicable withdrawal charges based on the market value adjusted withdrawal value. In some states, the EIFA MVA is limited or revised.

We will not apply EIFA MVAs within 30 days before the end of an account period. You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an EIFA MVA. We will allocate any amounts for which we have not received instructions at the end of the account period to a new EIFA with a ten-year account period.

EIFA MVA Examples

The following examples show the effect of an EIFA MVA on your Contract Value.

o You purchase a Contract with an initial Purchase Payment of $100,000 and you allocate $10,000 to the EIFA. The index interest rate with a ten-year maturity is 6%.

     You  make no additional Purchase Payments.

o On July 1 of your sixth Contract year you transfer the entire amount out of the EIFA into the Investment Options. The EIFA value on the date of (but prior to) the transfer is $15,000.

o    You make no other transfers or withdrawals.

Example of a positive EIFA MVA:

Assume that the index interest rate with a five-year maturity on July 1 of your sixth Contract Year is 5%. The EIFA MVA is then [(1.06/(1.05+0.005)]4.5 =
1.021505. The amount of the transfer plus the EIFA MVA is $15,000 x 1.021505 = $15,322.57. In other words, the value transferred out of the EIFA is $15,000 and the value transferred into the Investment Options is $15,322.57.

Example of a negative EIFA MVA:

Assume that the index interest rate with a five-year maturity on July 1 of your sixth Contract Year is 7%. The EIFA MVA is then [(1.06/(1.07+0.005)]4.5 =
0.938725. The amount of the transfer plus the EIFA MVA is $15,000 x 0.938725 = $14,080.87. In other words, the value transferred out of the EIFA is $15,000 and the value transferred into the Investment Options is $14,080.87.

Example of an EIFA MVA on a partial transfer:

Assume that instead of transferring the entire amount out of the EIFA on July 1 of your fourth Contract year you request to have $1,000 transferred into the Investment Options. (If you instead request to transfer $1,000 from the EIFA the calculations would be similar to those for the complete transfer above.)

If the index interest rate with a five-year maturity is instead, 5%, then the FPA MVA is 1.021505. The amount of the transfer from the FPA plus the MVA is $1,000/1.021505 = $978.95. In other words, the value transferred out of the FPA is $978.95 and the value transferred into the Investment Options is $1,000.

If the index interest rate with a five-year maturity is 7%, then the EIFA MVA is
0.938725. The amount of the transfer plus the EIFA MVA is $1,000/0.938725 = $1,065.28. In other words, the value transferred out of the FPA is $1,065.28 and the value transferred into the Investment Options is $1,000.

EIFA GUARANTEED MINIMUM VALUE

If you completely transfer or fully withdraw your EIFA value , the minimum value of the amount transferred or withdrawn after any EIFA MVA, is guaranteed to be at least equal to the greater of (a) or (b) where:

(c) equals all allocations to the EIFA less partial withdrawals (including any withdrawal charges) and transfers from the EIFA, or

(d)  equals the sum of:

|X| 87.5% of all allocations to the EIFA less all partial withdrawals (including any withdrawal charges) and transfers from the EIFA, accumulated at the guaranteed rate specified in the endorsement to your Contract (which is currently 3%) and;

|X| any pro rata portion of the withdrawal charges that would have been assessed against the EIFA on a full withdrawal.

All partial withdrawals and transfers in the above calculation of the EIFA Guaranteed Minimum Value do not reflect any MVA. In no event will the EIFA value adjusted for any applicable MVA be less than the EIFA Guaranteed Minimum Value upon complete transfer or full withdrawal.

ABOUT THE INDEXES

Neither Allianz Life nor ___ make any representation or implications regarding the advisability of investing in securities represented by the index or in the Contract or the ability of the ____ Index to track general stock market performance. ____'s only relationship to Allianz Life is the licensing of certain trademarks and trade names of the ____ and of the ____ Index which is determined, composed, and calculated by ____ without regard to us or the Contract. ____ has no obligation to take our needs or the needs of the Contract Owners into consideration in determining, composing, or calculating the ____ Index. ____ is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in the determination or calculation of the equation by which the Contract is to be converted into cash. ____ has no obligation or liability in connection with the administration, marketing, or trading of the Contract.

____ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ____ INDEX OR ANY DATA INCLUDED IN THE INDEX AND ____ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE INDEX. ____ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY US, CONTRACT OWNERS, OR ANY OTHER PERSON OR ENTITY FOR THE USE OF THE ____ INDEX OR ANY DATA INCLUDED IN THE INDEX. ____ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ____ INDEX OR ANY DATA INCLUDED IN THE INDEX. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ____ HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                                  PRO-0001-__/03





                                Part A Prospectus


                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is issued by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.


For your convenience we have provided a glossary (see section 12) that defines key, capitalized terms that are used in this prospectus.

The Contract is a "variable" contract because your Contract Values and/or your Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices include the variable Investment Options listed below and any available Fixed Payment Options. Election to the Fixed Payment Option cannot be changed after election. The fixed Payment Option is a fixed immediate annuity. One or more of the Investment Choices may not be available in your state. You can select up to ten Investment Options. We may add, substitute or remove Investment Choices in the future. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. For more information, see section 5. Investment Options - Transfers.






AIM

USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL

USAZ AllianceBernstein Growth and Income Fund*
USAZ AllianceBernstein Large Cap Growth Fund*
USAZ AllianceBernstein Technology Fund*

DAVIS

Davis VA Financial Portfolio
Davis VA Value Portfolio

DReyFus
Dreyfus IP Small Cap Stock Index Portfolio*
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund
2005 Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund USAZ
Templeton Developed Markets Fund

Jennison
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA*
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund*
USAZ PIMCO PEA Renaissance Fund*
USAZ PIMCO PEA Value Fund*

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
Van Kampen Capital Preservation Portfolio
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund



*The Investment Option name has changed as of the date of this prospectus as follows:

Current Name                                         Previous Name
USAZ AllianceBernstein Growth and Income Fund        USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund         USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund               USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio           Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                      Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund                USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                      USAZ PIMCO Renaissance Fund USAZ
PIMCO PEA Value Fund                                 USAZ PIMCO Value Fund



Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this Contract involves investment risk including the possible loss of principal.


Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract's features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.


Dated: May 1, 2003

TABLE OF CONTENTS
Summary                                              4

Fee Table                                            6

1.The Valuemark Income Plus Immediate
Variable Annuity Contract

2. Ownership                                        10


    Contract Owner/Annuitant                       10

    Joint Owner/Joint Annuitant                    10

    Beneficiary                                    10

    Assignment                                     10

3.  Annuity Payments                               11
(The Payout Phase)

    Income Date                                    11

    Annuity Payments                               11

    Assumed Investment Return                      11

    Annuity Options                                11

4. Purchase                                        12

    Purchase Payment                               12

    Allocation of Purchase Payment                 13

    Tax - Free Section 1035 Exchanges              13

    Faxed Applications                             13

    Free Look/Right to Examine                     13

    VIP Units                                      13

5.Investment Options                               14

     Substitution and Limitation on

 Further Investments                               19

    Transfers                                      19
      Telephone Transfers                          20

    Excessive Trading                              21

    Voting Privileges                              21

    6.Expense                                      21

    Insurance Charges                              21
      Mortality and Expense Risk Charge            21
      Administrative Expense Charge                21

    Commutation Fee                                21

    Premium Taxes                                  22

    Income Taxes                                   22

    Investment Option Expenses                     22

7.Taxes                                            22

    Annuity Contracts in General                   22

    Qualified Contracts                            20

    Distributions - Non-Qualified Contracts        23

   Distributions - Qualified Contracts             23

    Diversification                                24

8.Access to Your Money                             24

    Suspension of Payments or Transfers            25

9. Performance and Illustrations                   25

10. Death Benefit                                  26

    Death of Beneficiary                           26

11. Other Information                              26

    Allianz Life                                   26

    The Separate Account                           26

    Distribution                                   27

    Additional Credits For Certain Groups          27

    Administration                                 27

    Financial Statements                           27

12.Glossary                                        28

13.Table of Contents of the Statement of
    Additional Information                         29

14. Allianz Life Privacy Notice                    30

Appendix- Condensed Financial
Information                                        31

Appendix  - Illustration of
Annuity Income                                     44

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Investment Options and the Allianz Life Fixed Payment Option. In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.


You can purchase the contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.



The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. Allianz Life does not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information, see section 4. Investment Options-Financial Advisers-Asset Allocation Programs.


We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan

Contract features may not be available in all states.


ANNUITY PAYMENTS:


When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or both. If you choose to have any part of your Annuity Payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Investment Options. Once a fixed payout is selected, it cannot be changed.


PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT ChoiceS:


You can put your money in the Investment Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option. Your income will fluctuate up or down based on the Investment Options' performance if you select the Investment option. No minimum payment amount is guaranteed. You can make transfers between the Investment Options. Once you select the fixed payment option, you cannot change it. The monthly payment is level for the duration of the contract.





EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Allianz Life currently assesses premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal ( whichever comes first)] Allianz Life reserves the right to change this practice in the future.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee, which is a percentage of the amount liquidated (withdrawn), or as set forth in your contract. If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter, will apply.


You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002 these expenses and fees ranged on an annual basis, from 0.26% to 3.78% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales  commissions to broker-dealers  who sell the Contracts.  For a
discussion  of  these   arrangements,   see  section  11.  Other  Information  -
Distribution.

TAXES:


Your earnings are generally not taxed until you take them out. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. The IRS may apply limits on withdrawals under certain Qualified Contracts.


ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out. Limitation on withdrawals may apply to certain Qualified Contracts.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).


PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See the Privacy Notice that appears in section 13, of this prospectus.

FEE  TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. We have provided "Illustrations of Annuity Income" to show you the effects of the charges, expenses and investment performance on annuity income. Taxes, including premium tax charges, also may apply, although they do not appear in the table.


contract Owner Transaction Expenses

Commutation Fee*
(as a percentage of the amount taken out [liquidated])

                           Contract Year    Charge

                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                             6 (& thereafter)   1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Option 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.




Separate Account Annual Expenses
(as a percentage of average daily account value)


Mortality and Expense Risk Charge ..................  1.25%
                                                      -----

Administrative Expense Charge ......................  0.15%
                                                      -----

Total Separate Account Annual Expense ..............  1.40%
                                                      -----



ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


This table  describes the total annual  operating  expenses  associated with the
Investment  Options and shows the minimum and maximum expenses charged by any of
the   Investment   Options  before  the  effect  of  any   contractual   expense
reimbursement  or fee waiver.  These  expenses are deducted from the  Investment
Option's  assets.  These expenses will reduce the  performance of the Investment
Options and,  therefore,  will  negatively  affect your  Contract  value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death  benefit  proceeds.  We show the expenses as a percentage of an
Investment  Option's  average  daily net assets for the most recent fiscal year.
The investment advisers for the Investment Options provided this fee and expense information  and we did not  independently  verify it. Please see the Investment
Options prospectuses for more information regarding the fees and expenses of the
Investment Options.



                                                                                    Minimum                 Maximum

Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements                                      0.26%                    3.78%


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.


This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life.


                                                            Annual operating expenses before fee                    Total annual
--------------------------------------------------------     waivers or expense reimbursements                        operating
                                                                                                      Amount of    expenses after
                                                                                                     contractual     contractual
                                                                                                     fee waivers   fee waivers or
                                   and expense
Variable Investment Option                                                                          reimbursements reimbursements
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Management  12b-1     Other
                                                            fees      fees**   expenses    Total
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1)                                .75%        .25%     1.19%      2.19%       1.09%          1.10%
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1)                                  .80         .25      1.83       2.88        1.73           1.15
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1)                    .85         .25      2.68       3.78        2.58           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund (1)                       .90         .25      2.55       3.70        2.45           1.25
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund (1)           1.00         .25       .93       2.18        1.08           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Large Cap Growth Fund (1)            1.00         .25       .90       2.15        1.05           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Technology Fund (1)                  1.00         .25      1.36       2.61        1.36           1.25
-----------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                                 .75         --        .24        .99          --            .99
-----------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                                     .75         --        .08        .83          --            .83
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service           .35         .25      --          .60          --            .60
Shares
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Initial Shares                      .25         --        .01        .26          --            .26
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class       .57         --        .03        .60          --            .60
1 (2)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1         .49         --        .04        .53          --            .53
(2)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1 (2)                      .60         --        .03        .63          --            .63
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1 (2)                .50         --        .03        .53          --            .53
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1 (2)      .75         --        .05        .80          --            .80
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1 (2)                      .53         --        .04        .57          --            .57
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1          .75         --        .04        .79         .01            .78
(2), (3)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1 (3)                        .53         --        .31        .84         .05            .79
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 1 (3)       .59         --        .20        .79         .03            .76
-----------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 1 (2)                  .50         --        .04        .54          --            .54
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (2)                 .62         --        .06        .68          --            .68
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (2)                 .62         --        .06        .68          --            .68
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                   .80         --        .23       1.03          --           1.03
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1 (3)                  .60         --        .21        .81         .01            .80
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1      1.25         --        .33       1.58          --           1.58
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1 (3)              .70         --        .20        .90         .02            .88
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1 (2)               .81         --        .06        .87          --            .87
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund (1)                    .875        .25      2.235      3.36        2.11           1.25
-----------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2                     .75         .25       .37       1.37          --           1.37
-----------------------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio - Class 2 (4)     .85         .25       .70       1.80          --           1.80
-----------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio - Class       .90         .25      1.19       2.34          --           2.34
2 (4)
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        .65         --        .02        .67          --            .67
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                              .74         --        .03        .77          --            .77
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                              .68         --        .01        .69          --            .69
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                    .85         .25      1.28       2.38        1.13           1.25
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (5)            .25         --        .51        .76         .01            .75
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Admin Class                .25         --        .41        .66          --            .66
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -           .40         --        .26        .66         .01            .65
Admin. Class
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (5)           .25         --        .41        .66         .01            .65
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1), (6)                 .75         .25       .25       1.25          --           1.25
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                   .75         .25      1.30       2.30        1.20           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                         .75         .25       .40       1.40         .30           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                               .75         .25       .78       1.78         .68           1.10
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1 (7)            1.00         --        .18       1.18          --           1.18
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                       .35         .25       .27        .87          --            .87
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Capital Preservation Portfolio - Class 2          .45         --        .55       1.00          --           1.00
(6), (8)
-----------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                  .90         .25      1.97       3.12        1.87           1.25
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                            .775        .25       .455      1.48         .28           1.20
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                     .85         .25       .97       2.07         .97           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1), (6)               .95         .25       .15       1.35          --           1.35
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                   .775        .25       .555      1.58         .48           1.10
-----------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                              .85         .25      1.21       2.31        1.11           1.20
-----------------------------------------------------------------------------------------------------------------------------------

**The12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2004. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ at some time within the first three years from the time the Investment Option commenced operations.

(2)  The Fund administration fee is paid indirectly through the management fee.

(3) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.05%, 0.03%, 0.01% and 0.02%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(4) These variable Investment Options voluntarily agreed to reimburse "other expenses" for the SP Jennison International Growth Portfolio that exceeded .16% and for the SP Strategic Partners Focused Growth Portfolio that exceeded .93%. These reimbursements are voluntary and may be terminated at any time.

(5) PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield and Total Return Portfolios. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6) The USAZ PIMCO NFJ Small Cap Value Fund, Van Kampen Capital Preservation Portfolio and the USAZ Van Kampen Global Franchise Fund commenced operations as of May 1, 2003. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(7) J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than "management fees" and "12b-1 fees," that exceed 0.20%.

(8) The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee will be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total expenses exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

--------------------------------------------------------------------------------


EXAMPLES

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown. The examples assume you invested $10,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return. Premium taxes are not reflected in the tables. Premium taxes may apply. For additional information, see 6 - "Expenses".

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...
                                                                             ------------------ ------------- ------------
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
3.78% (the maximum)                                                          a)  $923           a) $1,568     a) $2,028    a) $2,911
                                                                             -----------------

                                                                             ------------------ ------------- ------------
0.26% (the minimum)                                                          a) $623            a) $755       a) $802      a) $1,100

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------



You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
Total annual Investment Option operating expenses before any fee waivers     1 Year             3 Years       5 Years      10 Years
or expense reimbursements of...
                                                                             ------------------ ------------- ------------
3.78% (the maximum)                                                          a) $470            a) $1,274     a) $1913     a)  2886

                                                                             ------------------ ------------- ------------
---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
0.26% (the minimum)                                                          a) $153            a) $429       a) $664      a) $1,064

---------------------------------------------------------------------------- ------------------ ------------- ------------ ---------
* Your Income Date generally must be at least two years after your issue date.


See Appendix  - Condensed Financial Information for unit values.

1.

THE VALUEMARK INCOME
--------------------------------------------------------------------------------
PLUS IMMEDIATE VARIABLE
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from tax deferral. This means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among different Investment Options, and, depending upon market conditions, your payments can go up or down based on the Investment Options' investment performance. The Investment Options are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Investment Option(s) you select.

The Contract may also provide a Fixed Payment Option. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed
Payment Option will be temporarily allocated to the USAZ Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract. We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.


JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Any Joint Owner must be the spouse of the other Contract Owner (exceptions: Colorado and Pennsylvania). Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

If you die before the Income Date and there is no Joint Annuitant, we will treat the Contract as if we never issued it and will return the Purchase Payment to your estate. If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.


ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. An assignment may be a taxable event. If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.


--------------------------------------------------------------------------------

3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)


INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS


Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout (not available in all states), or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Investment Options only (variable payout). If you choose a variable payout, you can select from the available Investment Options. Guaranteed fixed annuity rates are based on 2.5% interest per year and mortality table specified in your Contract. If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments).


If you choose to receive variable payments, we determine the amount of your first variable payment based on: 1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment), 2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6), 3) the Assumed Investment Return (AIR), a benchmark you select, and
4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Investment Option you select. We do this by allocating the first payment amount among the Investment Options according to your instructions, and dividing the amount allocated to each Investment Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark. You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually). The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your variable Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. Life Annuity. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask for a lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

OPTION 5. Refund Life Annuity. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. Specified Period Certain Annuity. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Investment Options. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax-deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Investment Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the USAZ Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.


Currently, you may invest in 10 investment choices at any one time (for variable payouts). We may, in the future, limit the number of Investment Options that you may invest in at one time (except in Texas).


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES


You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus: you might have to pay a withdrawal charge on your old contract; there will be a new withdrawal charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.


FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the USAZ Money Market
Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Investment Options (variable payout options)will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Investment Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the net asset value of an Investment Option at the end of the current period by the net asset value of an Investment Option for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, (for variable payout option) we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after regular trading on the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Monday night with 2800 VIP Units of each Investment Option. (This example assumes there are no premium taxes in your state.)



5.   INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers the Investment Options listed in the following table. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options. An allocation to the Van Kampen Capital Preservation Portfolio involves certain trading restrictions. For more information, see Transfers below.



You should read the Investment Option prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your registered representative or us at the toll free phone number listed at the back of this prospectus. We will send copies of the Investment Option prospectuses to you with your Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the Annual Operating Expenses of the Investment Options table. For more information about share classes, see the Investment Option prospectuses.


The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and contracts may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option, the investment option objectives for each Investment Option and the primary investments of each Investment Option.

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    ASSET CATEGORIES
                                           -----------------------------------

Investment Management      Investment             SB  S  CE   IT  HB  IE  L  L  L  S  M   Objective(s) Primary Investments
Company                    Option                 ho  p  aq   ne  io  nq  a  a  a  m  i
----------------------                            on  e  su   tr  gn  tu  r  r  r  a  d
                                                  rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                               ts  i   v   r    s  rt  e  e  e  l  C
                                                  -   a   a   mB  Y   ny              a
                                                  T   l   l   eo  i   a   B  V  G  C  p
                                                  e   t   e   dn  e   t   l  a  r  a
                                                  r   y   n   id  l   i   e  l  o  p
                                                  m       t   as  d   o   n  u  w
                                                              t       n   d  e  t
                                                              e       a         h
                                                                      l
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM                      USAZ AIM Basic Value                               X          Long-term     At least 65% of total assets
   o managed by           Fund                                                          growth of     in equity securities of U.S.
     USAllianz Advisers,                                                                capital       issuers that have market
     LLC/ A I M Advisors,                                                                             capitalizations of greater
     Inc.                                                                                             than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Blue Chip                                    X       Long-term     At least 80% of net assets in
                          Fund                                                          growth of     the common stocks of blue chip
                                                                                        capital       with a  companies.
                                                                                        secondary
                                                                                        objective of
                                                                                        current income
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM Dent               X                                 Long-term     Investment in securities of
                          Demographic Trends                                            growth of     companies that are likely to
                          Fund                                                          capital       benefit from changing demo-
                                                                                                      graphic,economic and lifestyle
                                                                                                      trends. May invest up to 25%
                                                                                                      of total assets in foreign
                                                                                                      securities which no more than
                                                                                                      15% of its total assets may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled  in
                                                                                                      developing countries.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ AIM                                    X                 Long-term     At least 80% of net assets in
                          International Equity                                          growth of     marketable equity securities
                          Fund                                                          capital       of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
 -----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein       USAZ                                               X          Long-term     At least 65% in dividend
  o  managed by           AllianceBernstein                                             growth of     paying stocks of large
     USAllianzAdvisers,   Growth and Income Fund                                        capital       well-established "blue chip"
     LLC/Alliance Capital                                                                             companies.
     Management L.P.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                                                  X       Long-term     At least 80% of net assets in
                          AllianceBernstein                                             growth of     equity securities of U.S.
                          Large Cap Growth Fund                                         capital       companies judged by adviser
                                                                                                      likely to achieve superior
                                                                                                      earnings growth.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ                        X                                 Superior      At least 80% of assets in
                          AllianceBernstein                                             long-term     securities of companies
                          Technology Fund                                               growth of     involved with innovative
                                                                                        capital       technologies.
 ----------------------------------------------------------------------------------------------------------------------------------
  Davis                   Davis VA Financial          X                                 Growth of     At least 80% in common stock
   o  managed by Davis    Portfolio                                                     capital       of companies "principally
      Advisors                                                                                        engaged" in financial services
                         -----------------------------------------------------------------------------------------------------------
                          Davis VA Value                                     X          Growth of     Common stock of U.S. companies
                          Portfolio                                                     capital       with market capitalizations of
                                                                                                      at  least $10 billion, which
                                                                                                      adviser believes are of  high
                                                                                                      quality and  whose  shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocksare selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
 -----------------------------------------------------------------------------------------------------------------------------------
     Dreyfus              Dreyfus IP Small Cap                                     X    Match         Invests in a representative
   o  managed by The      Stock Index Portfolio                                         performance   sample of stocks included in
      Dreyfus Corporation                                                               of the        the S&P Small Cap 600 Index,
                                                                                        Standard &    and in futures whose
                                                                                        Poors Small   performance is related to the
                                                                                        Cap 600       index, rather than attempt to
                                                                                        Index         replicate the index.
                         -----------------------------------------------------------------------------------------------------------
                          Dreyfus Stock Index                             X             Match total   Invests in all 500 stocks in
                          Fund                                                          return of     the S&P 500 in proportion to
                                                                                        the S&P 500   their weighting in the index.
                                                                                        Composite
                                                                                        Stock Price
                                                                                        Index
 -----------------------------------------------------------------------------------------------------------------------------------
   Franklin Templeton     Franklin Global             X                                 Capital       At least 80% of net assets in
   o  managed by          Communications                                                appreciation  investments of communications
      Franklin            Securities Fund                                               and current   companies. Communications
      Advisers, Inc.                                                                    income        companies are those that are
                                                                                                      primarily engaged in providing
                                                                                                      the  distribution, content and
                                                                                                      equipment related  to the
                                                                                                      creation, transmission or
                                                                                                      processing of information.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Growth and                             X             Capital       Invests mainly in a broadly
                          Income Securities Fund                                        appreciation, diversified portfolio of
                                                                                        with current  equity securities that the
                                                                                        income as a   Fund's manager considers to be
                                                                                        secondary     financially strong but
                                                                                        goal          undervalued by the market.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin High Income                    X                     High current  Invests mainly in debt
                          Fund                                                          income with   securities offering high yield
                                                                                        capital       and expected total return,
                                                                                        appreciation  including securities that are
                                                                                        as a          rated below investment grade
                                                                                        secondary     or unrated.
                                                                                        goal
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Income                         X                     Maximize      Normally invests in corporate
                          Securities Fund                                               income while  and government bonds and in
                                                                                        maintaining   equity securities that have
                                                                                        prospects for attractive dividend yields.
                                                                                        capital
                                                                                        appreciation
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Large Cap                                    X       Capital       At least 80% of net assets in
                          Growth Securities Fund                                        appreciation  investments of large
                                                                                                      capitalization  companies. For
                                                                                                      this Fund, large cap companies
                                                                                                      are those with market cap
                                                                                                      values within those of the top
                                                                                                      50% of companies in the
                                                                                                      Russell 100 Index, at the
                                                                                                      time of purchase.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Real Estate        X                                 Capital       At least 80% of net assets in
                          Fund                                                          appreciation  investments of companies
                                                                                        with current  operating in the real estate
                                                                                        income as a   sector. The Fund invests
                                                                                        secondary     primarily in equity real
                                                                                        goal          estate investment trusts
                                                                                                      (REITs).
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Rising                                             X Long-term     At least 80% of net assets in
      Franklin            Dividends Securities                                          capital       investments of companies that
      Advisory            Fund                                                          appreciation. have paid rising dividends.
      Services, LLC                                                                     Preservation
                                                                                        of capital is
                                                                                        an important
                                                                                        secondary
                                                                                        consideration
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long-term     At least 80% of net assets in
      Franklin            Fund                                                          capital       investments of small
      Advisers, Inc.                                                                    growth        capitalization companies. For
                                                                                                      this Fund,small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion;or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin Small Cap                                       X    Long term     At least 80% of net assets in
      Franklin            Value Securities Fund                                         total return  investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding 2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The  Fund's manager
                                                                                                      invests in small companies
                                                                                                      that it believes are
                                                                                                      undervalued.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Franklin U.S.           X                                     Income        At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities, a substantial
                                                                                                      portion of which is in Ginnie
                                                                                                      Maes.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon    X                                     As high an    At least 80% of net assets in
                          Fund 2005                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
                         -----------------------------------------------------------------------------------------------------------
                          Franklin Zero Coupon                X                         As high an    At least 80% of net assets in
                          Fund 2010                                                     investment    zero coupon debt securities,
                                                                                        return as is  primarily U.S.Treasury-issued
                                                                                        consistent    stripped securities and
                                                                                        with capital  stripped securities issued by
                                                                                        preservation  the U.S. government and its
                                                                                                      agencies and
                                                                                                      instrumentalities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Mutual Discovery                            X                 Capital       Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                               appreciation  foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than
                                                                                                      their intrinsic value, based
                                                                                                      on certain recognized or
                                                                                                      objective criteria; including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies and
                                                                                                      distressed companies.
                         -----------------------------------------------------------------------------------------------------------
                          Mutual Shares                                               X Capital       Invests mainly in U.S. equity
                          Securities Fund                                               appreciation, securities that the Fund's
                                                                                        with income   manager believes are available
                                                                                        as a          at market prices less than
                                                                                        secondary     their intrinsic value based on
                                                                                        goal          certain recognized or
                                                                                                      objective criteria, including
                                                                                                      undervalued stocks,
                                                                                                      restructuring companies
                                                                                                      and distressed companies.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term     At least 80% of net assets in
      Templeton           Markets Securities                                            capital       emerging market investments,
      Asset               Fund                                                          appreciation  primarily equity securities.
      Management, Ltd.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Foreign                           X                 Long-term     At least 80% of net assets in
       Templeton          Securities Fund                                               capital       investments, primarily equity
       Investment                                                                       growth        securities, of issuers located
       Counsel, LLC                                                                                   outside the U.S., including
                                                                                                      those in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o   managed by         Templeton Growth                            X                 Long-term     Invests mainly in equity
       Templeton          Securities Fund                                               capital       securities of companies
       Global  Advisors                                                                 growth        located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Templeton                              X                 Long-term     At least 80% of net assets in
      USAllianz           Developed Markets Fund                                        capital       equity securities of companies
      Advisers, LLC/                                                                    appreciation  located in any developed
      Templeton                                                                                       country outside the U.S., with
      Investment                                                                                      particular areas of interest
      Counsel, LLC                                                                                    in Western Europe, Australia,
                                                                                                      Canada, New Zealand, Hong
                                                                                                      Kong, Japan, Bermuda and
                                                                                                      Singapore.
 -----------------------------------------------------------------------------------------------------------------------------------
   Jennison               Jennison 20/20 Focus                                  X       Long-term     Invests in up to 20 value
   o  managed by          Portfolio                                                     growth of     stocks and 20 growth stocks of
      Prudential                                                                        capital       mid-to-large size U.S.
      Investments Fund                                                                                companies.
      Management
      LLC/Jennison
      Associates, LLC
                         -----------------------------------------------------------------------------------------------------------
                          SP Jennison                                 X                 Long-term     Equity-related securities of
                          International Growth                                          growth of     foreign issuers.
                          Portfolio                                                     capital
                         -----------------------------------------------------------------------------------------------------------
                          SP Strategic Partners                           X             Long-term     At least 65% of total assets
                          Focused Growth                                                growth of     in equity-related securities
                          Portfolio                                                     capital       of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
 -----------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer            Oppenheimer Global                          X                 Long-term     Securities - mainly common
   o  managed by          Securities Fund/VA                                            capital       stocks, but also other equity
      Oppenheimer Funds,                                                                appreciation  securities including preferred
      Inc.                                                                                            stocks and securities
                                                                                                      convertible into common stock
                                                                                                      -of foreign issuers, "growth
                                                                                                      -type" companies, cyclical
                                                                                                      industries and special
                                                                                                      situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer High                        X                     High level    High-yield fixed-income
                          Income Fund/VA                                                of current    securities of domestic and
                                                                                        income        foreign issuers.
                         -----------------------------------------------------------------------------------------------------------
                          Oppenheimer Main                                X             High total    Common stocks of U.S.
                          Street  Fund/VA                                               return (which companies; other equity
                                                                                        includes      securities -- such as
                                                                                        growth in the preferred stocks and
                                                                                        value of its  securities convertible into
                                                                                        shares as     common stocks; debt
                                                                                        well as       securities.
                                                                                        current income)
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Oppenheimer                                         X    Capital       Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                          appreciation  the potential to become
      LLC/Oppenheimer                                                                                 leaders in new emerging
      Funds, Inc.                                                                                     markets.
 -----------------------------------------------------------------------------------------------------------------------------------
   PIMCO                  PIMCO VIT High Yield                    X                     Maximum total At least 80% of assets in
   o  managed by          Portfolio                                                     return,       high-yield securities ("junk
      Pacific Investment                                                                consistent    bonds")rated below investment
      Management Company                                                                with          grade, but at least "B" by
      LLC                                                                               preservation  Moody's or S&P.
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Real Return               X                         Maximum real  At least 65% of its total
                          Portfolio                                                     return,       assets in inflation-indexed
                                                                                        consistent    bonds of varying maturities
                                                                                        with          issued by the U.S. and
                                                                                        preservation  non-U.S. governments, their
                                                                                        of real       agencies or instrumentalities,
                                                                                        capital and   and corporations.
                                                                                        prudent
                                                                                        investment
                                                                                        management
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT StocksPLUS                                  X       Total return  Substantially in S&P 500
                          Growth and Income                                             exceeding     derivatives, backed by a
                          Portfolio                                                     that of the   portfolio of fixed income
                                                                                        S&P 500       instruments.
                         -----------------------------------------------------------------------------------------------------------
                          PIMCO VIT Total                     X                         Maximum total At least 65% of assets in
                          Return Portfolio                                              return,       fixed income instruments of
                                                                                        consistent    varying maturities.
                                                                                        with
                                                                                        preservation
                                                                                        of capital and
                                                                                        prudent
                                                                                        investment
                                                                                        management
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                     X    Long-term     At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                                growth of     companies with market
      LLC/ NFJ Investment                                                               capital and   capitalization of between $100
      Group LP and PIMCO                                                                income        million and $1.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC

 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                           X             Long-term     At least 65% of its total
      USAllianz Advisers, & Income Fund                                                 growth of     assets in common stocks of
      LLC/PIMCO Equity                                                                  capital ;     companies with market
      Advisors, LLC                                                                     secondary     capitalizations of more than
                                                                                        emphasis on   $1 billion at the time of
                                                                                        income        investment.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA                                              X Long-term     At least 65% of total assets
                          Renaissance Fund                                              growth of     in common stocks of companies
                                                                                        capital and   with below-average valuations
                                                                                        income        whose business fundamentals
                                                                                                      are expected to improve.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ PIMCO PEA Value                               X          Long-term     At least 65% of its total
                          Fund                                                          growth of     assets in common stocks of
                                                                                        capital and   companies with market
                                                                                        income        capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
 -----------------------------------------------------------------------------------------------------------------------------------
   Seligman               Seligman Small-Cap                                       X    Long-term     At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                               capital       common stocks of "value"
      Seligman & Co.                                                                    appreciation  companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase  by the  portfolio.
 -----------------------------------------------------------------------------------------------------------------------------------
   USAZ                   USAZ Money Market Fund         X                              Current       At least 80% of total assets
   o  managed by                                                                        income        in portfolio of high quality,
      USAllianz Advisers/                                                               consistent    money market investments.
      Prudential                                                                        with stability
      Investment                                                                        of principal
      Management, Inc.
 -----------------------------------------------------------------------------------------------------------------------------------
   Van Kampen             Van Kampen Capital             X                              Stability of  Invests primarily in U.S
   o managed by Morgan    Preservation Portfolio                                        principal     Government securities,
     Stanley Asset                                                                      while earning securities issued, sponsored
     Management  Inc.                                                                   current       or guaranteed by a federal
     dba Van                                                                            income that   agency or federally sponsored
     Kampen/Dwight Asset                                                                exceeds money agency, investment grade
     Management Company                                                                 market        corporate bonds, mortgage and
                                                                                        rates         asset-backed securities,
                                                                                                      regardless of maturity, and to
                                                                                                      a limited extent, non-dollar
                                                                                                      denominated securities.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                             X Capital       At least 65% of total assets
     USAllianz Advisers,  Aggressive Growth Fund                                        growth        in common stocks and other
     LLC/Van Kampen                                                                                   equity securities the adviser
     Investment Advisory                                                                              believes have an above-average
     Corp.                                                                                            potential for capital growth.
 -----------------------------------------------------------------------------------------------------------------------------------
   o managed by           USAZ Van Kampen                                    X          Capital       Invests primarily in equity
     USAllianz Advisers,  Comstock Fund                                                 growth and    securities, including common
     LLC/Van Kampen                                                                     income        stocks, preferred stocks and
     Asset Management                                                                                 securities convertible into
     Inc.                                                                                             common and preferred stocks.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                       X       Capital       Invests primarily  in
                          Emerging Growth Fund                                          appreciation  portfolios of common stocks of
                                                                                                      emerging growth companies.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                             X                 Long term     Invests primarily in a
                          Global Franchise Fund                                         capital       non-diversified portfolio of
                                                                                        appreciation  publicly traded equity
                                                                                                      securities  of issuers
                                                                                                      located throughout the
                                                                                                      world that it believes  have,
                                                                                                      among other things, resilient
                                                                                                      business franchises and growth
                                                                                                      potential.
                         -----------------------------------------------------------------------------------------------------------
                          USAZ Van Kampen                                    X          Income and    Invests primarily in
                          Growth and Income Fund                                        long-term     income-producing equity
                                                                                        growth of     securities, including common
                                                                                        capital       stocks and convertible
                                                                                                      securities; also in non-
                                                                                                      convertible  preferred
                                                                                                      stocks and debt  securities
                                                                                                      rated "investment  grade."
 -----------------------------------------------------------------------------------------------------------------------------------
   o  managed by          USAZ Van Kampen                                             X Capital       Invests primarily in common
      USAllianz Advisers  Growth Fund                                                   growth        stocks and other equity
      LLC/Van Kampen                                                                                  securities of growth
      Investment Advisory                                                                             companies.
      Corp.
 -----------------------------------------------------------------------------------------------------------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

substitution and limitation on further investments

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.


TRANSFERS


You can make transfers among the Investment Choices subject to certain restrictions. You cannot make transfers from the Fixed Payment Option to the Investment Options. You can make 12 free transfers each year. After that, we deduct $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the investment adviser's or Allianz Life's judgment an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies.

Excess trading activity can disrupt management strategy and increase expenses, which are borne by all Contract Owners who allocated Purchase Payments or made transfers to the Investment Option, regardless of their activity.

The following applies to any transfer:

1)   You cannot make transfers during the free look period.

2) Your request for a transfer must clearly state which Investment Choice is involved in the transfer.

3) Your request for a transfer must clearly state how much the transfer is for.

4) You cannot make a transfer if it would cause any Investment Option to provide less than 10% of the benefits under your Contract.

5) We require a minimum time period between transfers involving the Van Kampen Capital Preservation Portfolio. If you make a transfer out of this Investment Option, you cannot transfer money to the USAZ Money Market Fund for 90 calendar days.

6)   You cannot make any  transfers  within 7 calendar days prior to your Income
     Date.

7) After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

8) After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.

9) Your right to make transfers is subject to modification if we determine in our sole opinion that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Choices and could include, but is not limited to:

o    the requirement of a minimum time period between each transfer;

o not accepting a transfer request from a registered representative acting on behalf of more than one Contract Owner; or

o limiting the dollar amount that you may transfer between the Investment Choices at any one time; or

o    not accepting transfer requests received by telephone or fax.

If we impose a minimum time period between each transfer or if we limit the dollar amount of a transfer and /or restrict the telephone/fax privileges, we will notify you in writing. If we impose any of these restrictions, we may require you to submit instructions in writing.

If we reject a transfer, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.

Certain  Investment  Options  may  impose   restrictions  on  transfers  between
Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more business days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the VIP Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. You should review the Investment Option prospectuses regarding any applicable transfer restrictions.

An allocation to the Van Kampen Capital Preservation Portfolio is subject to certain trading restrictions. In the event that you make an allocation the Van Kampen Capital Preservation Portfolio and subsequently transfer Contract value from that option to the USAZ Money Market Fund, you will be prevented from transferring Contract value from the USAZ Money Market Fund to the Van Kampen Capital Preservation. We will not accept transfer instructions that are contrary to these trading restrictions and will notify you if we are unable to process your request. These trading restrictions will not affect your ability to make full or partial withdrawals (as opposed to transfers) from the USAZ Money Market Fund and the Van Kampen Capital Preservation Portfolio.


TELEPHONE TRANSFER You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Allianz Life is instructed otherwise, Allianz Life will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone transfer privilege at any time and for any reason.


We do not currently accept transfer instructions via e-mail, web site, or other electronic communication. This service may be available in the future.

Please note that telephone, fax and/or electronic communication may not always be available. Any telephone, fax, and/or computer system, whether it is yours, your service provider's, or your registered representative, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.


EXCESSIVE  TRADING
We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Portfolios, can result in higher costs to Contract owners, and generally are not compatible with the long-range goals of Contract owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Portfolios and the management of the Portfolios share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract Owners.


VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


6EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the variable payout option of this Contract that will reduce your investment return. These charges and expenses are:

SEPARATE ACCOUNT EXPENSES


Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract For example, our contractual obligation to make Annuity Payments, our responsibility to pay for certain expenses related to the Contract, and our assumption of the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.


Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in an Investment Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of an Investment Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee or as set forth in your contract. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

            Contract Year        Charge
            ---------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5                2%
          6 (& thereafter)         1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our USAllianz Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Annual Operating Expenses of the Investment Options table in this prospectus and the Investment Option prospectuses.


7TAXES
--------------------------------------------------------------------------------


NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).


Qualified Contracts
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. We currently issue the following types of Qualified Contracts:


o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
     (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the issue date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator (TPA) to act on its behalf. All tax reporting will be the responsibility of the plan.

Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Distributions -- NON-QUALIFIED CONTRACTS


You, as the Owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs, either as a withdrawal or as Annuity Payments. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the payee has received all of the Purchase Payment are fully included in income.


If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue Service (IRS)concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the (IRS) will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

DISTRUBUTIONS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new final and proposed regulations regarding required distributions from tax qualified retirement plans. You should consult with your qualified plan sponsor and tax adviser to determine how these new rules affect the distribution of your benefits. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:



(a)  distributions made on or after the date you reach age 59 1/2;

(b) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e)  distributions made on account of an IRS levy upon the Qualified Contract;

(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen a variable payout, Annuity Option 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Investment Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Investment Options) to the end of the period certain commuted at the AIR, less a commutation fee, or as set forth in your contract. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee, or as set forth in your contract. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9PERFORMANCE AND ILLUSTRATIONS
--------------------------------------------------------------------------------


We periodically advertise performance of the divisions of the Separate Account (also known as subaccounts. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase or decrease for that unit by the value of the unit at the beginning of the period. This performance number reflects the deduction of the Separate Account and the expenses of the Investment Options. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Investment Options may also be advertised see the accompanying Investment Option prospectuses for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.


We base any performance advertised on historical data. This performance does not guarantee future results of the Investment Options.


We may also provide illustrations to customers. These illustrations provide hypothetical depictions of the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary "Payout" illustrations may have various features, as follows:

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization, a fixed, or a combination of a fixed and variable annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed investment rate (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.


The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and the administrative expense charge. Contract maintenance charges may or may not be deducted from a particular illustration. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.


10. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.



11. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account Option. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into sub-accounts each of which invests exclusively in a single Investment Option.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.


DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC, (USAllianz), serves as principal underwriter and distributor for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission, under the Securities Exchange Act of 1934 as well as with the securities commission in the states in which it operates, and is a member of the NASD. More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. broker/dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker/dealers may also be paid a trail commission of up to .40% of the remaining payout value that remains under your Annuity Option invested in an Investment Option (trail commissions are not paid on amounts invested in the Fixed Payment Option). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowance.

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker-dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker-dealers, the commission paid to the broker-dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional compensation to the broker-dealer and/or reimburse the broker-dealer for portions of Contract sales expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

USAllianz does not retain any override as distributor for the Contracts. However, USAllianz's operating and other expenses are paid for by Allianz Life. Also, USAllianz receives 12b-1 fees from several of the Investment Options.

Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz Life or an affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


FINANCIAL STATEMENTS The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.



12.Glossary
--------------------------------------------------------------------------------



This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

Annuitant - the natural person upon whose life the Annuity Payments are based. The Contract Owner is the Annuitant. If the Contract is not owned jointly, the Contract Owner can name a Joint Annuitant. If the Contract is owned jointly, each Joint Owner is also a Joint Annuitant.

Annuity Calculation Date - the date we calculate your first Annuity Payment. The Annuity Calculation Date will be no more than ten business days before the Income Date.

Annuity Options - the income or payout options available under your Contract.

Annuity Payments - payments made by us to the payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

Annuity Unit - the units into which we convert amounts invested in the subaccounts on or after the Annuity Calculation Date.

Beneficiary - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.

Contract - an immediate annuity contract that allows you to accumulate money tax deferred by making one Purchase Payment. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

Contract Owner - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed. A Non-Qualified Contract can be owned by up to two Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Each Contract Owner is also an Annuitant.

Fixed Payment Option -part of our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets. Under this option, we agree to pay you a fixed amount monthly for the duration of this agreement.

Income Date - the date that you begin receiving Annuity Payments under your Contract. This date must be the first or fifteenth day of a calendar month.

Investment Choices - the variable Investment Options and the fixed payout option (part of the general account) available under the Contract for Purchase Payments or transfers. You may not invest in more than ten Investment Choices at any one time. We may add, substitute or remove Investment Choices in the future.

Investment Options - the variable investment choices available under the Separate Account.

Non-Qualified - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Payout Phase - the phase your Contract is in once Annuity Payments begin.

Purchase Payment - the money you put in the Contract.

Qualified Contract - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (e.g. 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

Separate Account - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center - The USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

Total Liquidation Value - the present value of the remaining guaranteed number of variable Annuity Payments commuted at the AIR, less a commutation fee, or as set forth in your Contract. This may also be referred to as the "total withdrawal value."

VIP Unit - the units into which we convert amounts invested in the subaccounts before the Annuity Calculation Date.



The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

13.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Allianz Life.....................................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   3
       Performance Ranking.......................   4
       Performance Information...................   4
Illustrations....................................  14
Federal Tax Status...............................  14
       General...................................  15
       Diversification...........................  15
       Multiple Contracts........................  16
 Contracts Owned by
           Other than Natural Persons............  16
       Assignments, Pledges and
           Gratuitous Transfers..................  16
       Death Benefits............................  16
           Income Tax Withholding................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
Annuity Provisions...............................  20
Financial Statements.............................  21
Appendix - Illustrations.........................  22
Appendix - Condensed Financial Information......   59

13. Privacy Notice
--------------------------------------------------------------------------------
A Notice About Your Nonpublic Financial and Health Information (February 2003)





We Care About Your Privacy!


This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

We Collect The Following Information:
o........Information from you--received from our insurance and annuity applications, claim forms or other forms ; examples are: your name; address; and date of birth;

o Information about your transactions with us--examples are: your account balances; and your payment history;

o Information from third parties--from consumer reporting agencies; examples are: credit reports; and employment data.

We May Disclose The Following Information:

We disclose information such as your name; address; and policy information:
o To our service providers--such as persons who: collect premiums; investigate claims; and administer benefits; o As permitted by law--examples are:to government regulators; to law enforcement agencies; and related to court orders;
o Other circumstances--examples are: to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

Confidentiality And Security Of Your Information:

o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.

o If we become aware that any of your information is incorrect, we will make an effort to correct it. o We do not sell your information to others.

Information About Our Former Customers:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

The Following Applies Only To AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, VA residents: o You have a right to access and request correction of your information that is retained by us. o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

The Following Applies Only To Massachusetts Residents: (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life.

The Following Applies Only To Montana Residents: (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life, a record of any subsequent disclosures of medical record information made by Allianz Life, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2. The date of the receipt or examination; and

     3. To the extent practicable, a description of the information disclosed.

Notification of Change:

If we revise our privacy practices in the future, we will notify you prior to the changes.

Allianz Life Contact Information:

If you have any questions or concerns about our privacy policies or procedures, please write, call, or E-mail:

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800/328-5600
www.allianzlife.com

Allianz Life Family of Companies:
o        Allianz Life Insurance Company of North America
o        USAllianz Investor Services, LLC
o        USAllianz Securities, Inc.
o        USAllianz Advisers, LLC
o        Allianz Individual Insurance Group, Inc.

                                                       Privacy Notice (R-2/2003)


APPENDIX
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information. The table below gives per unit information for the periods indicated.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.



Investment Options:                    USAZ AIM Basic       USAZ AIM Blue         USAZ AIM Dent     USAZ AIM
                                           Value                 Chip                 Demo            Int'l
                                                                                     Trends          Equity
Year Ended Dec. 31, 2002
Unit value at beginning of period               NA                     NA                 NA          NA
Unit value at end of period                     $7.565             $8.016             $7.549         $8.084
Number of units outstanding at end of period    98                    48                 7              9
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------




(Number of units in Thousands)          USAZ Alliance       USAZ Alliance       USAZ Alliance
                                        Bernstein Growth      Bernstein Large CapBernstein  Davis VA Davis VA   Dreyfus IP Small
                                         and Income           Growth           Technology   Financial   Value     Cap Stock
Investment Options:                                                                                                Index
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2002
Unit value at beginning of period            $10.443             $10.526        $10.746        NA       NA         NA
Unit value at end of period                  $ 7.808             $7.193         $ 6.238      $9.652     $7.967    $7.603
Number of units outstanding at end of period     248               131              170          6        88       46
Year Ended Dec. 31, 2001
Unit value at beginning of period                NA              NA               NA            NA       NA       NA
Unit value at end of period                   $10.443           $10.526         $10.746         NA       NA       NA
Number of units outstanding at end of period     179             102               234          NA       NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA               NA               NA             NA    NA        NA
Unit value at end of period                     NA               NA               NA             NA    NA        NA
Number of units outstanding at end of period    NA               NA               NA             NA    NA        NA
-----------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA               NA               NA             NA   NA         NA
Unit value at end of period                     NA               NA               NA             NA   NA         NA
Number of units outstanding at end of period    NA               NA               NA             NA   NA         NA
-----------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA               NA               NA            NA    NA        NA
Unit value at end of period                     NA               NA               NA            NA    NA        NA
Number of units outstanding at end of period    NA               NA               NA            NA    NA        NA
-----------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period               NA             NA                 NA            NA   NA         NA
Unit value at end of period                     NA             NA                 NA            NA   NA         NA
Number of units outstanding at end of period    NA             NA                 NA            NA   NA         NA
-----------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               NA             NA                 NA           NA    NA         NA
Unit value at end of period                     NA             NA                 NA           NA    NA         NA
Number of units outstanding at end of period    NA             NA                 NA           NA    NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA             NA                 NA            NA    NA        NA
Unit value at end of period                     NA             NA                 NA            NA    NA        NA
Number of units outstanding at end of period    NA             NA                 NA            NA    NA        NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA               NA               NA        NA      NA        NA
Unit value at end of period                     NA               NA               NA        NA      NA        NA
Number of units outstanding at end of period    NA               NA               NA        NA      NA        NA
-----------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA               NA               NA        NA       NA      NA
Unit value at end of period                     NA               NA               NA        NA       NA      NA
Number of units outstanding at end of period    NA               NA               NA        NA       NA      NA
-----------------------------------------------------------------------------------------------------------------------------


(Number of units in Thousands)                                 Franklin          Franklin
                                                               Global           Growth &         Franklin
                                                Dreyfus       Communications    Income            High
Investment Options:                             Stock Index Securities          Securities        Income
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 2002
Unit value at beginning of period               NA              $17.979       $29.3931          $18.433
Unit value at end of period                  $ 8.174             $11.828      $24.484           $16.441
Number of units outstanding at en               292              9,015        12,649            3,713
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA             $25.770        $30.424          $17.930
Unit value at end of period                     NA              $17.979       $29.393          $18.433
Number of units outstanding at end of period    NA              12,069        15,365            4,708
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA               $38.917     $26.147         $20.900
Unit value at end of period                     NA               $25.770     $30.424         $17.930
Number of units outstanding at end of period    NA                16,877      19,237           6,333
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA               $28.308     $26.226         $21.208
Unit value at end of period                     NA               $38.917     $26.147         $20.900
Number of units outstanding at end of period    NA                21,687      27,634           9,493
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA               $25.818     $24.551         $21.312
Unit value at end of period                     NA               $28.308     $26.226         $21.208
Number of units outstanding at end of period    NA                30,851      40,480          14,987
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period               NA               $20.654     $19.490         $19.375
Unit value at end of period                     NA               $25.818     $24.551         $21.312
Number of units outstanding at end of period    NA                39,623      46,962          18,871
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period               NA               $19.565     $17.310         $17.252
Unit value at end of period                     NA               $20.654     $19.490         $19.375
Number of units outstanding at end of period    NA                53,086      50,027          20,736
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA               $15.104     $13.215         $14.608
Unit value at end of period                     NA               $19.565     $17.310         $17.252
Number of units outstanding at end of period    NA                66,669      46,893          18,756
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA               $17.319     $13.677         $15.155
Unit value at end of period                     NA               $15.104     $13.215         $14.608
Number of units outstanding at end of period    NA                70,082      35,695          15,679
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA               $15.889     $12.574         $13.278
Unit value at end of period                     NA               $17.319     $13.677         $15.155
Number of units outstanding at end of period    NA                84,217      24,719          11,787
------------------------------------------------------------------------------------------------------------------------------------



   (Number of units in Thousands)                                 Franklin                  Franklin
                                                    Franklin      Large Cap                   Rising        Franklin    Franklin
                                                   Income          Growth      Franklin       Dividends     Small
                                                                                                                    Small Cap
Investment Options:                                Securities   Securities     Real Estate    Securities
                                                                                                              Cap   Value Securities
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2002
Unit value at beginning of period                      $28.604     $18.450      $29.684     $25.266      $20.009        $10.758
Unit value at end of period                            $28.102     $14.020      $29.929     $24.586      $14.104         $9.648
Number of units outstanding at end of period             10,837      5,308        2,390        7,674       5,522          1,372
Year Ended Dec. 31, 2001
Unit value at beginning of period                       $28.728     $21.085     $27.827      $22.497     $23.878         $9.553
Unit value at end of period                             $28.604     $18.450     $29.684      $25.266      $20.009        $10.758
Number of units outstanding at end of period             13,514        7,467      3,005       9,153      6,886            1,463
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period                      $24.323     $20.218      $21.386      $18.846    $28.353       $7.736
Unit value at end of period                            $28.728     $21.085      $27.827      $22.497    $23.878       $9.553
Number of units outstanding at end of period            17,167      10,359       3,767        11,259     9,133         1,012
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period                      $25.122      $15.574       23.107       $21.165    $14.600      $7.717
Unit value at end of period                            $24.323      $20.218       $21.386      $18.846    $28.353      $7.736
Number of units outstanding at end of period            24,929       10,867         5,401       17,252     10,654          727
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1998
Unit value at beginning of period                    $25.065     $13.130         $28.169       $20.074    $14.952       $10.000*
Unit value at end of period                          $25.122     $15.574         $23.107       $21.165     $14.600        $7.717
Number of units outstanding at end of period           39,420      8,454           9,639        27,683    14,856            719
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period                     $21.708     $11.254          $23.668      $15.303    $12.913          NA
Unit value at end of period                           $25.065     $13.130          $28.169      $20.074    $14.952          NA
Number of units outstanding at end of period           49,812       5,673          13,445        33,249     16,925          NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period                   $19.785       $10.000*         $18.073        $12.498   $10.146         NA
Unit value at end of period                         $21.708       $11.254          $23.668        $15.303    $12.913        NA
Number of units outstanding at end of period        57,504          3,722           12,757         35,569    12,784         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period                  $16.392          NA             $15.594        $ 9.769     $10.000*      NA
Unit value at end of period                        $19.785          NA             $18.073         $12.498     $10.146      NA
Number of units outstanding at end of period        59,309          NA             10,998           33,789         1,302    NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period                   $17.734          NA             $15.369        $10.327       NA          NA
Unit value at end of period                         $16.392          NA             $15.594         $9.769       NA          NA
Number of units outstanding at end of period       56,569            NA              11,645         28,778       NA          NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period                   $15.163          NA             $13.095         $10.848       NA          NA
Unit value at end of period                         $17.734          NA             $15.369         $10.327       NA          NA
Number of units outstanding at end of period         38,967          NA             5,589            26,256       NA          NA
------------------------------------------------------------------------------------------------------------------------------------



(Number of units in Thousands)                                    FranklinFranklin                       Templeton
                                                      Franklin      Zero    Zero     Mutual    Mutual   Developing
                                                         US     Coupon     Coupon   Discovery  Shares     Markets
Investment Options:                                  Government-      2005 - 2010  SecuritiesSecurities Securities
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2002
Unit value at beginning of period                    $21.733    $27.667    $29.462   $14.771   $15.692    $7.679
Unit value at end of period                           $23.592   $30.039    $34.892   $13.246   $13.685    $7.576
Number of units outstanding at end of period           11,045     1,224        874     2,872     5,881     4,325
Year Ended Dec. 31, 2001
Unit value at beginning of period                     $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Unit value at end of period                          $21.733     27.667     29.462    14.771    15.692     7.679
Number of units outstanding at end of period           12,805     1,404      1,071     3,735     7,886     5,463
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2000
Unit value at beginning of period                     $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Unit value at end of period                           $20.481   $25.758    $28.289   $14.922   $14.831    $8.473
Number of units outstanding at end of period           15,282     1,666      1,278     4,601     8,947     7,646
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period                     $19.014   $25.003    $27.920   $11.226   $11.837    $7.993
Unit value at end of period                           $18.574   $23.205    $24.164   $13.701   $13.237   $12.188
Number of units outstanding at end of period           20,938     2,011      1,851     5,796    12,423    11,226
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period                    $17.947    $22.532    $24.740   $11.983   $11.993   $10.340
Unit value at end of period                          $19.014    $25.003    $27.920   $11.226   $11.837    $7.993
Number of units outstanding at end of period           30,500     2,635      2,582     9,718    18,133    15,989
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1997
Unit value at beginning of period                     $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Unit value at end of period                           $17.947   $22.532    $24.740   $11.983   $11.993   $10.340
Number of units outstanding at end of period           36,347     2,910      2,998     9,940    18,744    23,005
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1996
Unit value at beginning of period                     $16.298   $20.914    $22.431  $10.000*  $10.000*    $9.582
Unit value at end of period                           $16.650   $20.517    $21.522   $10.180   $10.330   $11.487
Number of units outstanding at end of period               45     3,579      3,297     1,471     2,613    22,423
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period                     $13.835   $16.096    $15.930        NA        NA    $9.454
Unit value at end of period                           $16.298   $20.914    $22.431        NA        NA    $9.582
Number of units outstanding at end of period           34,313     3,504      3,437        NA        NA    15,618
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period                     $14.698   $18.050    $18.144        NA        NA  $10.000*
Unit value at end of period                           $13.835   $16.096    $15.930        NA        NA    $9.454
Number of units outstanding at end of period          36,490      2,780      2,589        NA        NA     9,774
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period                     $13.586   $14.975    $14.670        NA        NA        NA
Unit value at end of period                           $14.698   $18.050    $18.144        NA        NA        NA
Number of units outstanding at end of period           40,402     2,020      1,405        NA        NA        NA
------------------------------------------------------------------------------------------------------------------------------------









 (Number of units in Thousands)
                                                                                                 SP Strategic
                                          Templeton   Templeton              USAZ        Jennison  SP Jennison      Partners
                                           Foreign     Growth             Templeton      20/20 Focus        Int'l   Focused
Investment Options:                      Securities  Securities    Developed Market    Growth        Growth
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 2002
Unit value at beginning of period          $17.932    $19.066        $10.227        NA         $5.361    $6.605
Unit value at end of period                $14.428    $15.357        $8.683       $8.194       $4.079     $4.851
Number of units outstanding at end of period12,501     10,211            14          13            21         46
Year Ended Dec. 31, 2001
Unit value at beginning of period          $21.586    $19.529           NA         NA         $8.485     $7.949
Unit value at end of period                $17.932    $19.066         $10.227      NA         $5.361     $6.605
Number of units outstanding at end of period15,753     13,408              8       NA             54         50
Year Ended Dec. 31, 2000
Unit value at beginning of period          $23.022    $19.466        NA             NA         $10.000*    $10.000*
Unit value at end of period                $21.586    $19.529        NA             NA        $8.485       $7.949
Number of units outstanding at end of period19,667     17,978        NA             NA           NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period          $18.437    $16.309        NA              NA            NA         NA
Unit value at end of period                $23.022    $19.466        NA              NA            NA         NA
Number of units outstanding at end of period27,313     24,872        NA              NA            NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period          $17.711    $15.176        NA              NA            NA         NA
Unit value at end of period                $18.437    $16.309        NA              NA            NA         NA
Number of units outstanding at end of period44,256     34,226        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period          $16.081    $13.560        NA             NA             NA         NA
Unit value at end of period                $17.711    $15.176        NA             NA             NA         NA
Number of units outstanding at end of period58,179     41,433        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period          $13.263    $11.339        NA             NA             NA         NA
Unit value at end of period                $16.081    $13.560        NA             NA             NA         NA
Number of units outstanding at end of period64,375     40,327        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period          $12.161    $10.201        NA             NA             NA         NA
Unit value at end of period                $13.263    $11.339        NA             NA             NA         NA
Number of units outstanding at end of period59,883     28,309        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period          $12.226   $10.000*        NA             NA             NA         NA
Unit value at end of period                $12.161    $10.201        NA             NA             NA         NA
Number of units outstanding at end of period60,464     14,637        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period          $ 9.642         NA        NA             NA            NA          NA
Unit value at end of period                $12.226         NA        NA             NA            NA          NA
Number of units outstanding at end of period24,026         NA        NA             NA             NA         NA
------------------------------------------------------------------------------------------------------------------------------------



Investment Options:                     Oppenheimer           Oppenheimer         Oppenheimer    USAZ  Oppenheimer
                                           Global             High Income         Main Street      Emerging
                                        Securities VA             VA                   VA           Growth
Year Ended Dec. 31, 2002
Unit value at beginning of period               NA                  NA                  NA          NA
Unit value at end of period                   $6.912              $9.223              $6.682    $8.014
Number of units outstanding at end of period    25                   27                   78       10
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------



Investment Options:                       PIMCO VIT               PIMCO VIT          PIMCO VIT       USAZ PIMCO PEA
                                           High Yield         VIT StockPLUS        Total Return     Growth & Income
                                                              Growth & Income
Year Ended Dec. 31, 2002
Unit value at beginning of period           $9.941                   $8.266             $11.720   $10.140
Unit value at end of period                  9.684                   $6.503             $12.606   $8.111
Number of units outstanding at end of period   194                   75                  1,133       128
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                    NA        NA
Unit value at end of period                    $9.941             $8.266                $11.720   $10.140
Number of units outstanding at end of period   160                   77                    362        124
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------


Investment Options:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                USAZ Van Kampen
                                   USAZ PIMCO PEA        USAZ PIMCO PEA   Seligman    USAZ Money    Aggressive
                                     Renaissance             Value        Small-Cap       Market      Growth
Year Ended Dec. 31, 2002
Unit value at beginning of period          $10.995            $10.938       NA       $10.580      $8.024
Unit value at end of period                 $8.123            $8.100       $13.897   $10.521       $5.353
Number of units outstanding at end of period   492             308             60      2,623           96
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                    $10.938          $10.580         NA    $8.024      $10.995
Number of units outstanding at end of period   191                1,129         NA        52      274
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA         NA        NA       NA
Unit value at end of period                     NA                   NA         NA        NA       NA
Number of units outstanding at end of period    NA                   NA         NA        NA       NA
------------------------------------------------------------------------------------------------------------------------------------



Investment Options:
------------------------------------------------------------------------------------------------------------------------------------

                                                USAZ Van Kampen   USAZ Van Kampen   USAZ Van Kampen  USAZ Van Kampen
                                                Comstock    Emerging Growth   Growth & Income         Growth

Year Ended Dec. 31, 2002
Unit value at beginning of period           $9.330               $9.134                 $9.667        $9.134
Unit value at end of period                 $7.387               $6.096                 $8.131        $7.112
Number of units outstanding at end of period   378                  190                  223              62
Year Ended Dec. 31, 2001
Unit value at beginning of period               NA                   NA                   NA            NA
Unit value at end of period                 $9.330               $9.134                   $9.667     $9.520
Number of units outstanding at end of period   266                  123                  145             52
Year Ended Dec. 31, 2000
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1999
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1998
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1997
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------
Year Ended Dec. 31, 1996
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1995
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1994
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------

Year Ended Dec. 31, 1993
Unit value at beginning of period               NA                   NA                   NA       NA
Unit value at end of period                     NA                   NA                   NA       NA
Number of units outstanding at end of period    NA                   NA                   NA       NA
------------------------------------------------------------------------------------------------------------------------------------


The PIMCO VIT Real Return,  USAZ PIMCO NFJ Small Cap Value,  Van Kampen  Capital
Preservation and the USAZ Van Kampen Global Franchise Investment Options commenced operations under this Contract as of May 1, 2003, therefore no VIP Units are shown for these Investment Options.

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.
--------------------------------------------------------------------------------
In order to help you understand how your Contract values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract value, cash surrender value, death benefits, and (if applicable) the GMIB value of a Contract change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.


You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     Public Reference Section of the Commission
     450 Fifth Street NW
     Washington, DC 20549-0102


You can contact us at:
     Allianz Life Insurance Company of North America
     5701 Golden Hills Drive
     Minneapolis, MN  55416
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our service center:
     USAllianz Service Center
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-624-0197



--------------------------------------------------------------------------------


ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Investment Options you select are different from those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Investment Options you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR. There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Investment Option will incur expenses at an average annual rate of 0.95% of the average daily net assets of the Investment Option. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.32%, 3.54% and 9.40%, respectively.



                                                 VALUEMARK INCOME PLUS ILLUSTRATION

Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly
                                                                  Assumed Investment Return:        3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
------------------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                    622         625         628
January 1, 2003               71                                                    590         628         667
January 1, 2004               72                                                    559         631         708
January 1, 2005               73                                                    530         635         752
January 1, 2006               74                                                    503         638         799
January 1, 2011               79                                                    386         655       1,080
January 1, 2016               84                                                    296         672       1,461
January 1, 2021               89                                                    227         690       1,974
January 1, 2026               94                                                    174         708       2,669


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 590                 628                 667
       3                 559                 631                 708
       4                 530                 635                 752
       5                 503                 638                 799
       6                 477                 641                 849
       7                 452                 645                 901
       8                 429                 648                 957
       9                 407                 651               1,017
      10                 386                 655               1,080
      11                 366                 658               1,147
      12                 347                 662               1,218
      13                 329                 665               1,294
      14                 312                 669               1,375
      15                 296                 672               1,460
      16                 280                 676               1,551
      17                 266                 679               1,647
      18                 252                 683               1,749
      19                 239                 686               1,858
      20                 227                 690               1,973
      21                 215                 693               2,096
      22                 204                 697               2,226
      23                 193                 701               2,364
      24                 183                 704               2,511
      25                 174                 708               2,667



                                             VALUEMARK INCOME PLUS ILLUSTRATION


Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly

                                                                  Assumed Investment Return:        5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
------------------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   739          742         746
January 1, 2003               71                                                   687          732         777
January 1, 2004               72                                                   639          722         810
January 1, 2005               73                                                   595          712         844
January 1, 2006               74                                                   553          702         879
January 1, 2011               79                                                   385          654       1,079
January 1, 2016               84                                                   268          610       1,325
January 1, 2021               89                                                   187          569       1,627
January 1, 2026               94                                                   130          530       1,998

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 687                 732                 777
       3                 639                 722                 810
       4                 595                 712                 844
       5                 553                 702                 879
       6                 514                 692                 916
       7                 479                 682                 954
       8                 445                 673                 994
       9                 414                 663               1,036
      10                 385                 654               1,079
      11                 358                 645               1,124
      12                 333                 636               1,171
      13                 310                 627               1,220
      14                 288                 618               1,272
      15                 268                 610               1,325
      16                 250                 601               1,380
      17                 232                 593               1,438
      18                 216                 585               1,498
      19                 201                 577               1,561
      20                 187                 568               1,626
      21                 174                 561               1,695
      22                 162                 553               1,766
      23                 150                 545               1,839
      24                 140                 537               1,916
      25                 130                 530               1,997



                                                 VALUEMARK INCOME PLUS ILLUSTRATION

Annuitant:                   John Doe                             Annuity Purchase Amount:          $100,000
Date of Birth:               1/1/1932                             Effective Date:                   12/1/2001
Annuity Income Option:       Single Life Annuity                  First Annuity Income Date:        1/1/2002
Premium Tax:                 0%                                   Frequency of Annuity Income:      Monthly

                                                                  Assumed Investment Return:        7%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Investment Option(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a 7% AIR. Income will remain constant at $866 per month when the net rate of return after expenses is 7% (annually). The 7% AIR may not be available in your state.


                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.32%       3.54%       9.40%
------------------------------------------------------------------------------------------------------------------------------------

January 1, 2002               70                                                   $859        $864        $868
January 1, 2003               71                                                    784         836         887
January 1, 2004               72                                                    716         809         907
January 1, 2005               73                                                    654         782         928
January 1, 2006               74                                                    597         757         948
January 1, 2011               79                                                    378         642       1,060
January 1, 2016               84                                                    240         545       1,184
January 1, 2021               89                                                    152         462       1,323
January 1, 2026               94                                                     96         392       1,478

The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.32%               3.54%               9.40%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses              After Expenses
--------------------------------------------------------------------------------

       1               $ 859               $ 864               $ 868
       2                 784                 836                 887
       3                 716                 809                 907
       4                 654                 782                 928
       5                 597                 757                 948
       6                 545                 733                 970
       7                 497                 709                 991
       8                 454                 686               1,013
       9                 414                 664               1,036
      10                 378                 642               1,059
      11                 345                 621               1,083
      12                 315                 601               1,107
      13                 288                 582               1,132
      14                 263                 563               1,158
      15                 240                 545               1,184
      16                 219                 527               1,210
      17                 200                 510               1,237
      18                 182                 494               1,265
      19                 166                 478               1,293
      20                 152                 462               1,322
      21                 139                 447               1,352
      22                 127                 433               1,382
      23                 116                 419               1,413
      24                 106                 405               1,445
      25                  96                 392               1,477


                   Part B Statement of Additional Information








                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we , us, our)
                                   May 1, 2003


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:


                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                  1-800-6240197



Table of Contents

Allianz Life.....................................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
Reduction or Elimination of the
    Withdrawal charge............................   2
Calculation of Performance Data..................   3
       Total Return..............................   3
       Yield.....................................   3
       Performance Ranking.......................   4
       Performance Information...................   4
Illustrations....................................  14
Federal Tax Status...............................  14
       General...................................  15
       Diversification...........................  15
       Multiple Contracts........................  16
Contracts Owned by
           Other than Natural Persons............  16
       Assignments, Pledges and
           Gratuitous Transfers..................  16
       Death Benefits............................  16
           Income Tax Withholding................  16
       Required Distributions....................  16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  17
       Qualified Contracts.......................  17
       Tax Treatment of Distributions -
           Qualified Contracts...................  19
Annuity Provisions...............................  20
Financial Statements.............................  21
Appendix - Illustrations.........................  22
Appendix - Condensed Financial Information...59

                                                                    VIPSAI-0503

Allianz Life
--------------------------------------------------------------------------------
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz AG"). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.

--------------------------------------------------------------------------------
Ratings Agencies

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.


Experts
--------------------------------------------------------------------------------
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2002 and the consolidated financial statements of Allianz Life as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this Statement of Additional Information have been audited by KPMG LLP, independent accountants, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN. Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.

Legal                                                                   Opinions
--------------------------------------------------------------------------------
Stewart D Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


Distributor
--------------------------------------------------------------------------------
USAllianz Investor Services, LLC, a subsidiary of Allianz Life, acts as the distributor. The offering is on a continuous basis.


Reduction or Elimination of The Withdrawal Charge
--------------------------------------------------------------------------------

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors: the size of the group;

the total amount of Purchase Payments expected to be received from the group; the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time); the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of the reductions in charges for sales is contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


Calculation of Performance Data
--------------------------------------------------------------------------------
Total Return

From time to time,  the  Company  may  advertise  the  performance  data for the
Investment Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Investment Options.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

Allianz Life may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield

The USAZ Money Market Fund. Allianz Life may advertise yield information for the USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Investment Option's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/02, the USAZ Money Market Fund had a current yield of -0.75% and an effective yield of -0.74%.

Other Investment Options. Allianz Life may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                                                     cd

where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;

b    = expenses accrued for the period (net of reimbursements, if applicable);

c  = the average daily number of units outstanding during the period;

d  = the maximum offering price per unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Allianz Life does not currently advertise yield information for any Investment Option (other than the USAZ Money Market Fund).

Performance Ranking

The performance based on each or all of the Investment Options of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Investment Options of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which Investment Options provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of an Investment Option's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in an Investment Option's value over the period. The performance of the Investment Options reflects results achieved prior to the date the Contracts first invested in the Investment Options.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Investment Option. Past performance does not guarantee future results.

The performance figures in Table I reflect Accumulation Unit performance from Separate Account Inception. The performance figures in Table II reflect Accumulation Unit performance from portfolio inception, which may pre-date Separate Account inception and assumes that the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table.

The performance figures in Table III reflects performance information for the Investment Options which does not include any contract fees, expenses or sales charges.



Table I: Standardized Total Return

Actual Total Return for the period ended December 31, 2002

                                                 Column I (without) Actual                  Column II ( with) Actual
------------------------------------------------------------------------------------------------------------------------------------
                                  Subaccount
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception
                             in Investment Option
------------------------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund           5/1/2002    N/A     N/A      N/A      N/A     -24.35     N/A      N/A       N/A     N/A -29.55
USAZ AIM Blue Chip Fund             5/1/2002    N/A     N/A      N/A      N/A     -19.83     N/A      N/A       N/A     N/A -25.03
USAZ AIM Dent Demographic Trends    5/1/2002    N/A     N/A      N/A      N/A     -24.51     N/A      N/A       N/A     N/A -29.71
Fund
USAZ AIM International Equity Fund  5/1/2002    N/A     N/A      N/A      N/A     -19.16     N/A      N/A       N/A     N/A -24.36
USAZ AllianceBernstein Growth and  11/5/2001 -25.23     N/A      N/A      N/A      -19.3  -30.43      N/A       N/A     N/A -22.62
Income Fund
USAZ AllianceBernstein Large Cap   11/5/2001 -31.67     N/A      N/A      N/A     -24.84  -36.87      N/A       N/A     N/A -28.20
Growth Fund
USAZ AllianceBernstein Technology  11/5/2001 -41.95     N/A      N/A      N/A     -33.57  -47.15      N/A       N/A     N/A -37.00
Fund
Davis VA Financial Portfolio        2/1/2000    -18     N/A      N/A      N/A      -1.17  -23.20      N/A       N/A     N/A -2.04
Davis VA Value Portfolio            2/1/2000 -17.42     N/A      N/A      N/A      -7.59  -22.62      N/A       N/A     N/A -8.59
Dreyfus IP Small Cap Stock Index    5/1/2002    N/A     N/A      N/A      N/A     -23.96     N/A      N/A       N/A     N/A -29.16
Portfolio
Dreyfus Stock Index Fund            5/1/2002    N/A     N/A      N/A      N/A        -19     N/A      N/A       N/A     N/A -24.20
Franklin Global Communications     1/24/1989 -34.21  -32.76   -14.45    -2.91       1.21 -39.41  -34.59   -14.70    -2.99   1.15
Securities Fund
Franklin Growth and Income         1/24/1989  -16.7   -2.17    -0.05     6.89       6.63 -21.90  -3.03    -0.22     6.83    6.57
Securities Fund
Franklin High Income Fund          1/24/1989 -10.81   -7.69    -5.06     2.16       3.63 -16.01  -8.67    -5.26     2.08    3.56
Franklin Income Securities Fund    1/24/1989  -1.76    4.93     2.31     6.36       7.69 -6.96   4.17     2.15      6.29    7.63
Franklin Large Cap Growth           5/1/1996 -24.01  -11.49     1.32      N/A       5.19 -29.21  -12.54   1.17      N/A     5.11
Securities Fund
Franklin Real Estate Fund          1/24/1989   0.82   11.85     1.22     8.62       8.18 -4.38   11.18    1.04      8.55    8.12
Franklin Rising Dividends          1/27/1992  -2.69    9.27     4.14     8.53       8.58 -7.89   8.56     3.98      8.45    8.51
Securities Fund
Franklin Small Cap Fund            11/1/1995 -29.51  -20.77    -1.16      N/A       4.91 -34.71  -22.08   -1.32     N/A     4.85
Franklin Small Cap Value            5/1/1998 -10.32    7.64      N/A      N/A      -0.76 -15.52  6.92     N/A       N/A     -0.95
Securities Fund
Franklin U.S. Government Fund      3/14/1989   8.55     8.3     5.62     5.67       6.41 3.35    7.58     5.47      5.59    6.34
Franklin Zero Coupon Fund - 2005   3/14/1989   8.57    8.99     5.92     7.21       8.29 3.37    8.27     5.77      7.14    8.23
Franklin Zero Coupon Fund - 2010   3/14/1989  18.43   13.03     7.12     9.05       9.47 13.23   12.36    6.97      8.98    9.41
Mutual Discovery Securities Fund   11/8/1996 -10.32   -1.12     2.02      N/A       4.68 -15.52  -1.97    1.86      N/A     4.58
Mutual Shares Securities Fund      11/8/1996 -12.79    1.11     2.67      N/A       5.23 -17.99  0.30     2.52      N/A     5.15
Templeton Developing Markets       3/15/1994  -1.35  -14.66    -6.03      N/A       -3.1 -6.55   -15.81   -6.24     N/A     -3.19
Securities Fund
Templeton Foreign Securities Fund  1/27/1992 -19.54  -14.42    -4.02     4.11       3.41 -24.74  -15.55   -4.20     4.05    3.35
Templeton Growth Securities Fund   3/15/1994 -19.46    -7.6     0.24      N/A       4.99 -24.66  -8.57    0.08      N/A     4.94
USAZ Templeton Developed Markets   11/5/2001  -15.1     N/A      N/A      N/A     -11.52 -20.30  N/A      N/A       N/A     -14.79
Fund
Jennison 20/20 Focus Portfolio      5/1/2002    N/A     N/A      N/A      N/A -18.55     N/A     N/A      N/A       N/A     -23.75
SP Jennison International Growth   12/15/2000-23.91     N/A      N/A      N/A -30.26     -29.11  N/A      N/A       N/A     -32.05
Portfolio
SP Strategic Partners Focused      12/15/2000-26.56     N/A      N/A      N/A -23.47     -31.76  N/A      N/A       N/A     -25.08
Growth Portfolio
Oppenheimer Global Securities       2/1/2000 -23.22     N/A      N/A      N/A -12.5      -28.42  N/A      N/A       N/A     -13.59
Fund/VA
Oppenheimer High Income Fund/VA     2/1/2000  -3.75     N/A      N/A      N/A -2.74      -8.95   N/A      N/A       N/A     -3.64
Oppenheimer Main Street Fund/VA     2/1/2000 -19.93     N/A      N/A      N/A -13.26     -25.13  N/A      N/A       N/A     -14.37
USAZ Oppenheimer Emerging Growth    5/1/2002    N/A     N/A      N/A      N/A -19.85     N/A     N/A      N/A       N/A     -25.05
Fund
PIMCO VIT High Yield Portfolio      2/1/2000  -2.59     N/A      N/A      N/A -1.1       -7.79   N/A      N/A       N/A     -1.98
PIMCO VIT StocksPLUS Growth and     2/1/2000 -21.33     N/A      N/A      N/A -14.09     -26.53  N/A      N/A       N/A     -15.22
Income Portfolio
PIMCO VIT Total Return Portfolio    2/1/2000   7.56     N/A      N/A      N/A 8.5        2.36    N/A      N/A       N/A     7.76
USAZ PIMCO PEA Growth and Income   11/5/2001 -20.01     N/A      N/A      N/A -16.59     -25.21  N/A      N/A       N/A     -19.90
Fund
USAZ PIMCO PEA Renaissance Fund    11/5/2001 -26.12     N/A      N/A      N/A -16.48     -31.32  N/A      N/A       N/A     -19.79
USAZ PIMCO PEA Value Fund          11/5/2001 -25.95     N/A      N/A      N/A -16.69     -31.15  N/A      N/A       N/A     -20.00
Seligman Small-Cap Value Portfolio  2/1/2000 -16.54     N/A      N/A      N/A 11.41      -21.74  N/A      N/A       N/A     10.72
USAZ Money Market Fund              2/1/2000  -0.56     N/A      N/A      N/A 1.75       -5.76   N/A      N/A       N/A     0.92
USAZ Van Kampen Aggressive Growth   5/1/2001 -33.29     N/A      N/A      N/A -31.24     -38.49  N/A      N/A       N/A     -34.10
Fund
USAZ Van Kampen Comstock Fund       5/1/2001 -20.99     N/A      N/A      N/A -16.6      -26.19  N/A      N/A       N/A     -19.11
USAZ Van Kampen Emerging Growth     5/1/2001 -33.26     N/A      N/A      N/A -25.67     -38.46  N/A      N/A       N/A     -28.39
Fund
USAZ Van Kampen Growth and Income   5/1/2001 -15.89     N/A      N/A      N/A -11.66     -21.09  N/A      N/A       N/A     -14.08
Fund
USAZ Van Kampen Growth Fund         5/1/2001  -25.3     N/A      N/A      N/A -18.48     -30.50  N/A      N/A       N/A     -21.03
----------------------------------------------------------------------------------------------------------------------------------



* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown. 1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2

Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.




Table II Hypothetical Total Return for the periods ended December 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                             Column I (without) Hypothetical                         Column II ( with) Hypothetical
------------------------------------------------------------------------------------------------------------------------------------
                                  Subaccount
------------------------------------------------------------------------------------------------------------------------------------
                                   Inception           One     Three    Five      Ten                Since      OneThree   Five
Ten
Investment Option                    Date             Year     Year     Year     Year           Inception  Year    Year    Year
Year
------------------------------------------------------------------------------------------------------------------------------------
                               Investment Option

USAZ AIM Basic Value Fund              5/1/2002     N/A         N/A       N/A    N/A   -24.35   N/A     N/A     N/A    N/A   -29.55
USAZ AIM Blue Chip Fund                5/1/2002     N/A         N/A       N/A    N/A   -19.83   N/A     N/A     N/A    N/A   -25.03
USAZ AIM Dent Demographic Trends       5/1/2002     N/A         N/A       N/A    N/A   -24.51   N/A     N/A     N/A    N/A   -29.71
Fund
USAZ AIM International Equity Fund     5/1/2002     N/A         N/A       N/A    N/A   -19.16   N/A     N/A     N/A    N/A   -24.36
USAZ AllianceBernstein Growth and     11/5/2001    -25.23       N/A       N/A    N/A   -19.30  -30.43   N/A     N/A    N/A   -22.62
Income
USAZ AllianceBernstein Large Cap      11/5/2001    -31.67       N/A       N/A    N/A   -24.84  -36.87   N/A     N/A    N/A    -28.2
Growth
USAZ AllianceBernstein Technology     11/5/2001    -41.95       N/A       N/A    N/A   -33.57  -47.15   N/A     N/A    N/A     -37
Davis VA Financial Portfolio           2/1/2000    -18.00      -2.18      N/A    N/A    -4.13  -23.2   -3.04    N/A    N/A    -4.62
Davis VA Value Portfolio               2/1/2000    -17.42      -7.70      N/A    N/A    -6.12  -22.62  -8.67    N/A    N/A    -6.64
Dreyfus IP Small Cap Stock Index       5/1/2002     N/A         N/A       N/A    N/A   -23.96   N/A     N/A     N/A    N/A   -29.16
Fund
Dreyfus Stock Index Fund              9/29/1989    -23.44     -15.98     -2.27   7.41   7.13   -28.64 -17.15   -2.43   7.35   7.07
Franklin Global Communications        1/24/1989    -34.21     -32.76    -14.45  -2.91   1.21   -39.41 -34.59   -14.7  -2.99   1.15
Securities - Class 11
Franklin Growth and Income            1/24/1989    -16.70      -2.17     -0.05   6.89   6.63   -21.9   -3.03   -0.22   6.83   6.57
Securities - Class 11
Franklin High Income - Class 11       1/24/1989    -10.81      -7.69     -5.06   2.16   3.63   -16.01  -8.67   -5.26   2.08   3.56
Franklin Income Securities -          1/24/1989    -1.76       4.93      2.31    6.36   7.69   -6.96   4.17    2.15    6.29   7.63
Class 11
Franklin Large Cap Growth              5/1/1996    -24.01     -11.49     1.32    N/A    5.19   -29.21 -12.54   1.17    N/A    5.11
Securities - Class 11
Franklin Real Estate - Class 11,2     1/24/1989     0.82       11.85     1.22    8.62   8.18   -4.38   11.18   1.04    8.55   8.12
Franklin Rising Dividends             1/27/1992    -2.69       9.27      4.14    8.53     8.58   -7.89   8.56    3.98    8.45   8.51
Securities - Class 11
Franklin Small Cap - Class 11         11/1/1995    -29.51     -20.77     -1.16   N/A      4.91   -34.71 -22.08   -1.32   N/A    4.85
Franklin Small Cap Value               5/1/1998    -10.32      7.64       N/A    N/A      -0.76  -15.52  6.92     N/A    N/A   -0.95
Securities - Class 11
Franklin U.S. Government - Class      3/14/1989     8.55       8.30      5.62    5.67     6.41    3.35   7.58    5.47    5.59   6.34
12
Franklin Zero Coupon 2005 - Class     3/14/1989     8.57       8.99      5.92    7.21     8.29    3.37   8.27    5.77    7.14   8.23
11,2
Franklin Zero Coupon 2010 - Class     3/14/1989    18.43       13.03     7.12    9.05     9.47   13.23   12.36   6.97    8.98   9.41
11,2
Mutual Discovery Securities -         11/8/1996    -10.32      -1.12     2.02    N/A      4.68   -15.52  -1.97   1.86    N/A    4.58
Class 11
Mutual Shares Securities - Class      11/8/1996    -12.79      1.11      2.67    N/A      5.23   -17.99   0.3    2.52    N/A    5.15
11
Templeton Developing Markets          3/15/1994    -1.35      -14.66     -6.03   N/A      -3.10  -6.55  -15.81   -6.24   N/A   -3.19
Securities - Class 11,3
Templeton Foreign Securities -        1/27/1992    -19.54     -14.42     -4.02   4.11     3.41   -24.74 -15.55   -4.2    4.05   3.35
Class 11,3
Templeton Growth Securities -         3/15/1994    -19.46      -7.60     0.24    N/A      4.99   -24.66  -8.57   0.08    N/A    4.94
Class 11
USAZ Templeton Developed Markets      11/5/2001    -15.10       N/A       N/A    N/A    -11.52  -20.3    N/A     N/A    N/A   -14.79
Jennison 20/20 Focus Portfolio         5/1/2002    -23.65       N/A       N/A    N/A    -12.04  -28.85   N/A     N/A    N/A   -13.44
SP Jennison International Growth*    12/15/2000    -23.91       N/A       N/A    N/A    -30.26  -29.11   N/A     N/A    N/A   -32.05
SP Strategic Partners Focused        12/15/2000    -26.56       N/A       N/A    N/A    -23.47  -31.76   N/A     N/A    N/A   -25.08
Growth
Oppenheimer Global Securities          2/1/2000    -23.22     -11.63     3.95   10.36     7.86   -28.42 -12.68   3.81   10.31    7.8
Fund/VA
Oppenheimer High Income Fund/VA        2/1/2000    -3.75       -2.79     -1.35  5.19     7.66   -8.95   -3.68   -1.53   5.12   7.61
Oppenheimer Main Street Fund/VA        2/1/2000    -19.93     -13.91     -4.59  N/A      7.16   -25.13 -15.02   -4.77   N/A     7.1
USAZ Oppenheimer Emerging Growth       5/1/2002     N/A         N/A       N/A   N/A     -19.85   N/A     N/A     N/A    N/A   -25.05
Fund
PIMCO VIT High Yield  - Admin.         2/1/2000    -2.59       -1.31      N/A   N/A      -0.33  -7.79   -2.18    N/A    N/A    -0.52
Class
PIMCO VIT StocksPLUS Growth &          2/1/2000    -21.33     -15.04     -1.45  N/A      -1.45  -26.53 -16.19   -1.61   N/A    -1.61
Income - Admin. Class
PIMCO VIT Total Return  - Admin.       2/1/2000     7.56       7.70      5.57   N/A      5.57    2.36   6.97    5.42    N/A    5.42
Class
USAZ PIMCO PEA Growth and Income      11/5/2001    -20.01       N/A       N/A   N/A     -16.59  -25.21   N/A     N/A    N/A    -19.9
USAZ PIMCO PEA Renaissance            11/5/2001    -26.12       N/A       N/A   N/A     -16.48  -31.32   N/A     N/A    N/A   -19.79
USAZ PIMCO PEA Value                  11/5/2001    -25.95       N/A       N/A   N/A     -16.69  -31.15   N/A     N/A    N/A     -20
Seligman Small-Cap Value Portfolio     2/1/2000    -16.54      10.06      N/A   N/A      8.47   -21.74  9.37     N/A    N/A    8.33
USAZ Money Market                      2/1/2000    -0.56        N/A       N/A   N/A      1.75   -5.76    N/A     N/A    N/A    0.92
USAZ Van Kampen Aggressive Growth      5/1/2001    -33.29       N/A       N/A   N/A     -31.24  -38.49   N/A     N/A    N/A    -34.1
USAZ Van Kampen Comstock               5/1/2001    -20.99       N/A       N/A   N/A     -16.60  -26.19   N/A     N/A    N/A   -19.11
USAZ Van Kampen Emerging Growth        5/1/2001    -33.26       N/A       N/A   N/A     -25.67  -38.46   N/A     N/A    N/A   -28.39
USAZ Van Kampen Growth and Income      5/1/2001    -15.89       N/A       N/A   N/A     -11.66  -21.09   N/A     N/A    N/A   -14.08
USAZ Van Kampen Growth                 5/1/2001    -25.30       N/A       N/A   N/A     -18.48  -30.5    N/A     N/A    N/A   -21.03
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown. 1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2

Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ
Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global
Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

Table III Investment Option Performance (No Contract Charges)

Total Return for the periods ended December 31, 2002
                                                      Investment       One       Five     Ten     Since
Investment Option                                     Option           Year     Year      Year   Inception
                                                   Inception Date      %         %        %             %

--------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                                5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip*                                  5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trends*                    5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity*                       5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index*                    5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index*                                9/29/1989   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
21,2
Franklin Growth and Income Securities - Class 21,2  1/24/1989   -15.73%     1.16%     8.29%       8.05%
Franklin High Income - Class 21,2                   1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities - Class 21,2             1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 21,2    5/1/1996   -23.20%     2.51%       N/A       6.49%
Franklin Real Estate - Class 21,2                   1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 21,2   1/27/1992    -1.59%     5.34%     9.92%       9.98%
Franklin Small Cap - Class 21,2                     11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 21,2     5/1/1998    -9.27%       N/A       N/A       0.41%
Franklin U.S. Government - Class 22                 3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 12                3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 12                3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 21,2            11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 21,2               11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/15/1994    -0.15%    -4.85%       N/A      -1.82%
21,2,3
Templeton Foreign Securities-Class 21,2,4           1/27/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities-Class 21,2              3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus*                               12/15/2000  -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                    12/15/2000  -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth                12/15/2000  -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                    11/12/1990  -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth*                    5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth & Income - Admin. Class 12/31/1997  -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class               12/31/1997    9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%
--------------------------------------------------------------------------------------------------------


*For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund. There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:

Current Name                                        Previous Name
-------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund       USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund        USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund              USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio          Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                     Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund               USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                     USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                           USAZ PIMCO Value Fund



Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period. Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark Investment Options. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Investment Option expenses.


--------------------------------------------------------------------------------


ILLUSTRATIONS


Allianz Life may also provide illustrations to customers. These illustrations provide hypothetical depictions of the "payout," or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. "Payout" illustrations may have various features, as follows:

o Payout illustrations are designed to show the hypothetical effect of annuitizing a Contact, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable payout illustration would be based upon a combination of adjusted historical performance and an assumed interest rate
     (AIR), whereas a fixed payout illustration would be based upon the annuitant's age, the payout option selected, and the payout factor rates currently in effect on the date of the illustration. Variable payout illustrations may also show the portion of each payout that is subject to income tax and the portion that is non-taxable. In addition to variable and fixed payout illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected, mortality and expense risk charges, and the administrative expense charge. Contract maintenance charges may or may not be deducted from a particular illustration. Illustrations will not reflect the deduction of any state premium tax or any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

A sample format of a customer illustration is attached as Appendix A to the Statement of Additional Information and is incorporated


Federal Tax Status
--------------------------------------------------------------------------------
NOTE: The following description is based upon Allianz Life's understanding of current federal income tax law applicable to annuities in general. Allianz Life cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Allianz Life does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Allianz Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Allianz Life, and its operations form a part of Allianz Life.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Allianz Life intends that all Investment Options of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one insurance company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of
Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Tax Treatment of Distributions - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.") The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Contracts

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: o if distribution is made on or after the date on which the Annuitant reaches age 59 1/2;

o distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code);

o distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary;

o distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care;

o distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.);

o distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year;

o    distributions  made on account of an IRS levy upon the Qualified  Contract;
     and

o distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner" (as defined in the Code). Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Assignments, Pledges and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Annuity Provisions
--------------------------------------------------------------------------------
Variable Annuity Payout

A variable annuity is an annuity with payments which:

o    are not predetermined as to dollar amount; and

o will vary in amount with the net investment results of the applicable Sub-account (s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Investment Option, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Investment Option by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Investment Option remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Investment Option. The Annuity Payment in each Investment Option is determined by multiplying the number of Annuity Units then allocated to such Investment Option by the Annuity Unit value for that Investment Option.

For each Investment Option, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Investment Option (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Investment Option (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

b. is the Net Asset Value per share of the Investment Option (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Investment Option as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Investment Option; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Investment Option.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a.   the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Rate which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Rate, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes. Fixed Annuity Payout

Annuity payments from the Fixed Payment Option (not available in all states) will be equal payments unless otherwise specified by the Annuity Option selected.

Financial                                                             Statements
--------------------------------------------------------------------------------
The audited consolidated financial statements of the Company as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 is also included herein.

APPENDIX A-ILLUSTRATIONS                                                     A-1

                              IMPORTANT DISCLOSURES
             Hypothetical Variable and/or Fixed Payout Illustration
 This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey. The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown. Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

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Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.26% to 3.78% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility.

An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com. For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC.

Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

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                                                                            A-3
                       USAllianz Valuemark(R) Income Plus

Prepared For:                 Purchase Payment Information
-------------                 ----------------------------
John Doe, Age 45              Purchase Payment Date:             07/20/2001
Mary Doe, Age 50              Purchase Payment Amount:  $500,000.00



                Hypothetical Variable & Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)

**Note to programmer......have subtotals every 10 years.

      Year     Payout     Variable        First          First      Total Payout     Withdrawals      Exclusion     Taxable Amount
   ----------    Age    Payout Rate      (modal)        (modal)        Amount                           Amount
                          of Return      Variable        Fixed
                                          Payout         Payout
   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------



This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.

An illustration showing a hypothetical 0% gross rate of return is contained on the following page.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

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                                                                            A-4
                       USAllianz Valuemark(R) Income Plus

Prepared For:                     Purchase Payment Information
-------------                     ----------------------------
John Doe, Age 45                  Purchase Payment Date:             07/20/2001
Mary Doe, Age 50                  Purchase Payment Amount:  $500,000.00



                Hypothetical Variable & Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)

**Note to programmer......have subtotals every 10 years.

Gross Rate of Return 0.00%
------------------------------------------------------------------------------------------------------------------------------------

      Year     Payout     Variable        First          First      Total Payout     Withdrawals      Exclusion     Taxable Amount
   ----------    Age    Payout Rate      (modal)        (modal)        Amount                           Amount
                          of Return      Variable        Fixed
                                          Payout         Payout
   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------



This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

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Date                                                             State of Issue:

                                                                           A-5
                              IMPORTANT DISCLOSURES
                    Hypothetical Variable Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options. The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey. The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages.
                                                                         9/10/01

                                   Page x of y
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Date                                                             State of Issue:

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Standardized Average Annual Return: The historical variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the investment option, if later. In contrast, illustration material may depict returns from the inception date of the applicable investment option, if earlier than the inception date of the investment option. Standardized return includes the effect of all investment option expenses and all contract expenses, except the commutation fee. If withdrawals are taken from the contract the performance will be lower as a result of the commutation fee. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter. Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.26% to 3.78% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes. Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                             State of Issue:

                                                                             A-7
                       Standardized Average Annual Return
                          And Adjusted Portfolio Return

 As of [12/31/______], a one time purchase payment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:


                                                                    Since       Date of       Since            Date of
                           Portfolio Inception                     Portfolio    Portfolio   Sub-Account      Sub-Account
Investment Option             1 Year      5 Year     10 Years     Inception     Inception
-----------------             ------      ------     -------------------------------------------------------------------
                                                     Inception    Inception
ABC Fund                     (24.76%)     7.29%                     10.00%       4/19/1995   35.00%            1/22/2001


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life investment option. Figures reflect the deduction of all contract and Sub-Account charges. Where there is a varying charge depending upon which features selected, the highest potential charge is shown. Sub-Account returns prior to investment option inception have been adjusted for contract expenses.



Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                            State of Issue:



                                                                           A-8
                       USAllianz Valuemark(R) Income Plus

Prepared For:                 Purchase Payment Information
-------------                 ----------------------------
John Doe, Age 45              Purchase Payment Date:             07/20/2001
Mary Doe, Age 50              Purchase Payment Amount:  $500,000.00



                     Historical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)



  Investment Option                                  Allocation    Investment Option                                  Allocation
  -----------------                                  ----------    -----------------                                  ----------
  Alger American Growth Fund                              90%     USAllianz Strategic Growth Fund                          10%



                  Year                Rate of               Payout              First          Exclusion Amount       Taxable Amount
                                      Return                 Age                {modal}            Withdrawals
                                                                                Payout


This illustration is based upon historical returns during the period indicated. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. The Standardized Average Annual Return in the Important Disclosures depicts the historical Investment Option rate of return.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
Date                                                            State of Issue:

                                                                             A-9
                              IMPORTANT DISCLOSURES
                    Hypothetical Variable Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the investment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.26% to 3.78% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes. Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund. For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
Date                                                             State of Issue:


                                                                          A-11
                       USAllianz Valuemark(R) Income Plus

Prepared For:                   Purchase Payment Information
-------------                   ----------------------------
John Doe, Age 45                Purchase Payment Date:             07/20/2001
Mary Doe, Age 50                Purchase Payment Amount:  $500,000.00



Hypothetical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)
**Note to programmer......have subtotals every 10 years.


        Year        Payout Age      Variable            First                          Exclusion Amount  Taxable Amount
                                   Payout Rate         (modal)       Withdrawals
                                    of Return           Payout


This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.


An illustration showing a hypothetical 0% gross rate of return is contained on the following page.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                            State of Issue:


                                                                            A-12

                           USAllianz Valuemark(R) Income Plus


Prepared For:                    Purchase Payment Information
-------------                    ----------------------------
John Doe, Age 45                 Purchase Payment Date:             07/20/2001
Mary Doe, Age 50                 Purchase Payment Amount:  $500,000.00



                    Hypothetical Variable Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Purchase Payment Allocation:        100% Variable
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)
            **Note to programmer......have subtotals every 10 years.
                           Gross Rate of Return 0.00%
   ---------------- ------------ ---------------- ------------------- ---------------- ----------------- ----------------
        Year        Payout Age      Variable            First                          Exclusion Amount  Taxable Amount
                                   Payout Rate         (modal)          Withdrawals
                                    of Return           Payout



This hypothetical is based on the selected gross rate of return and calculates the annuity payments. Hypothetical gross rate of return does not include any expenses and charges. However, all annuity payments reflect the contract maintenance charge, net rate of return, which takes into consideration the applicable M&E charge, administration charge and average portfolio fee of ..xxxx%.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.


The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.



Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                      L30196
Date                                                             State of Issue:

                                                                           A-13
                              IMPORTANT DISCLOSURES
             Hypothetical Variable and/or Fixed Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

Variable Payout Annuity- Variable Annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment rate (AIR), and will vary with the performance of the invesment option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual performance may be more or less than that reflected in the hypothetical rates of return and will depend on a number of factors, including the choice of variable investment options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in payments during the later years. The 7% AIR is not available in the states of Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate, based on the performance of the underlying investment options, and the investor may experience a gain or loss. Actual performance may be more or less than that shown on this illustration and will depend on a number of factors, including the choice of variable investment options.

In some cases, "variable" payouts will be shown based upon some assumed fixed rate of return. This type of illustration is used to depict the interplay between the rate of return, the AIR, and the increasing and decreasing annuity payouts. In general, if the assumed rate is higher that the AIR, annuity payments increase. If the assumed rate is lower than the AIR, annuity payments decrease. If "variable" payouts are shown using an assumed fixed rate of return, this rate of return will be an amount not in excess of 12% and a 0% return will also be shown.

Standardized Average Annual Return: The historical variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each investment option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum purchase payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the investment option, if later. In contrast, illustration material may depict returns from the inception date of the applicable investment option, if earlier than the inception date of the investment option. Standardized return includes the effect of all investment option expenses and all contract expenses, except the commutation fee. If withdrawals are taken from the contract the performance will be lower as a result of the commutation fee. If contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return is computed as of the most recent calendar quarter.

Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.26% to 3.78% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund.

For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com. Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                          L30196
Date                                                             State of Issue:

                                                                           A-15

                       Standardized Average Annual Return
                          And Adjusted Portfolio Return

As of [12/31/2000], a one time purchase payment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, taking into consideration all contract charges but without regard to taxes:



                                                                    Since       Date of       Since            Date of
                           Portfolio Inception                     Portfolio    Portfolio   Sub-Account      Sub-Account
Investment Option             1 Year      5 Year     10 Years     Inception     Inception
-----------------             ------      ------     -------------------------------------------------------------------
                                                     Inception    Inception
ABC Fund                     (24.76%)     7.29%                     10.00%       4/19/1995   35.00%            1/22/2001



Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life investment option. Figures reflect the deduction of all contract and Sub-Account charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. Sub-Account returns prior to Sub-Account inception have been adjusted for contract expenses.



Past performance is not a guarantee of future results.

The first Annuity Payment is assumed paid 30 days after the Purchase Payment
Date.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                             State of Issue:

                                                                            A-16


                       USAllianz Valuemark(R) Income Plus

Prepared For:                      Purchase Payment Information
-------------                      ----------------------------
John Doe, Age 45                   Purchase Payment Date:             07/20/2001
Mary Doe, Age 50                   Purchase Payment Amount:  $500,000.00



                Historical Variable and Fixed Payout Illustration

Cost Basis:                         $xxx,xxx.xx
Fixed Payout Allocation:            50%
Variable Payout Allocation:         50%
Payout Option:                      Life Annuity
Assumed Investment Rate:   3% (3, 5 or 7%)



  Investment Option                                  Allocation    Investment Option                        Allocation
  -----------------                                  ----------    -----------------                        ----------
  Alger American Growth Fund                              90%     USAllianz Strategic Growth Fund                10%


**Note to programmer......have subtotals every 10 years.
   ----------- -------- ------------- --------------- ------------- -------------- ---------------- --------------- ----------------
                          Variable        First          First      Total Payout
      Year     Payout   Payout Rate      (modal)        (modal)        Amount                         Exclusion     Taxable Amount
                 Age      of Return      Variable        Fixed                       Withdrawals        Amount
                                          Payout         Payout

This illustration is based upon historical returns during the period indicated. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. The Standardized Average Annual Return in the Important Disclosures depicts the historical Investment Option rate of return.

This hypothetical illustration is for illustrative purposes only and is no guarantee of return or future performance.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.


Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                        L30196
Date                                                            State of Issue:

A-17
                              IMPORTANT DISCLOSURES
                 Hypothetical Variable Fixed Payout Illustration

This illustration depicts how a payment option may work when you purchase a Valuemark Income Plus immediate variable annuity. This illustration is not a contract, and it is not a representation or guarantee of future returns or of any specific payout amount.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the Variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the investment options.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration. The "variable" payout option illustration is based upon actual historical performance of one or more investment options over the specified period, as adjusted for all applicable investment option expenses and applicable contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying investment options could affect contract values and payout amounts when the contract is annuitized. Additionally, you can select a hypothetical return (maximum of 12%) to illustrate the effect of varying returns on the payout option and assumed investment return (AIR) you have selected. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be with more or less than the original cost.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more investment options. If more than one investment option is illustrated, performance may be shown as aggregate performance for all investment options selected. In addition, if you elect to illustrate more than one investment option and to hypothetically allocate more money to one investment option than to other investment options (for example, 50% to one investment option, 30% to a second investment option, and 20% to a third investment option), performance may be shown as weighted aggregate performance.

The "fixed" payout option illustration is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change, up until the date you annuitize your contract.

Fixed Payout Annuity- Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary.

Costs and Expenses: The Contract has insurance features and investment features, and there are costs related to each. Allianz Life deducts a mortality and expense risk charge that is equal, on an annual basis, to 1.25% of the average daily value of the contract allocated to an investment option. This charge compensates for the insurance benefits provided by the contract. An Administrative Expense Charge equal, on an annual basis, to .15% of the average daily value of the contract allocated to an investment option is charged for all the expenses associated with the administration of the contract. If you withdraw money out of the Contract, Allianz Life may assess a commutation fee. The commutation fee starts at 5% of the amount taken in the first Contract year and declines to 1% in contract year 6 and thereafter. After the first contract year, one withdrawal from the contract is allowed for Life Annuity with 5, 10, 15, or 20 Year Payments Guaranteed and Joint and Last Survivor Annuity with 5, 10, 15, or 20 Year Payments Guaranteed. A withdrawal is allowed once each year beginning in the first year for the Specified Period Certain Annuity. There are also daily investment option charges that currently range, on an annual basis, from 0.26% to 3.78% of the average daily value of the investment option, depending upon the investment option. Some states and other governmental entities (e.g. municipalities) charge premium taxes or similar taxes that are not reflected in the illustration. Please refer to the prospectus for details regarding premium taxes.

Important Considerations: Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost. Product and features may not be available in all states. All product guarantees are based on the claims paying ability of Allianz Life Insurance Company of North America.

High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index investment options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not present with U.S. investments, such as currency fluctuation and political volatility. An investment in the Money Market fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per unit, it is possible to lose money in the fund. For more complete information about USAllianz Valuemark Income Plus, including fees and expenses, send for a prospectus from USAllianz Investor Services, LLC. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate, USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                             State of Issue:

Prepared For:          Purchase Payment Information
-------------          ----------------------------
John Doe, Age 45       Purchase Payment Date:             07/20/2001

Mary Doe, Age 50       Purchase Payment Amount:  $500,000.00
                       Purchase Payment Allocation:       100% Fixed



                     Hypothetical Fixed Payout Illustration



                       {Modal}              Exclusion                  Taxable
 Annuity Option        Payout                Amount                    Amount
 -------------------------------------------------------------------------------
Life Annuity
Life Annuity w/Payment Certain 5 years
Life Annuity w/Payment Certain 10 years
Life Annuity w/Payment Certain 15 years
Life Annuity w/Payment Certain 20 years
Refund Life Annuity
Joint and Last Survivor 100%
Joint and Last Survivor 75%
Joint and Last Survivor 50%
Joint and Last Survivor 100% Payments Certain 5 years
Joint and Last Survivor 100% Payments Certain 10 years
Joint and Last Survivor 100% Payments Certain 15 years
Joint and Last Survivor 100% Payments Certain 20 years




This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your contract.

The modal payout column represents the first payment based on the modal selected, either monthly, quarterly, semi-annually, or annual. Subsequent payments will increase or decrease based on a variety of factor, to include the annuitized amount, payout option selected, AIR and rate of return.


Please see important disclosures on accompanying pages. This illustration is not valid without all pages. 9/10/01

                                   Page x of y
                                                                         L30196
Date                                                             State of Issue:









                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2002, the related statements of operations for the year then ended, and the statements of changes in net assets, and financial highlights for each of the years in the two-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2002, the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with accounting principles generally accepted in the United States of America.


                                    KPMG LLP

Minneapolis, Minnesota
March 21, 2003

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                                     Alger
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       Alger     American
                                                        Capital                International Premier     American    Leveraged
                                                      Appreciation  AIM V.I.     Growth      Equity       Growth      AllCap
                                                         Fund     Growth Fund     Fund        Fund      Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $7,606       11,810       2,789       9,718       11,041       4,744
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         7,606       11,810       2,789       9,718       11,041       4,744
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1           1           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1           1           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $7,605       11,809       2,788       9,717       11,040       4,743
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $7,605       11,809       2,788       9,717       11,040       4,743
                                                      --------------------------------------------------------------------------

          *Investment shares                                  463        1,045         223         599          448         227
           Investments at cost                            $12,076       30,042       3,957      14,596       24,891      11,966

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        ALGER        ALGER
                                                       AMERICAN     AMERICAN     DAVIS VA    DAVIS VA                 DREYFUS
                                                        MIDCAP       SMALL       FINANCIAL     REAL       DAVIS VA    SMALL CAP
                                                        GROWTH    CAPITALIZATION PORTFOLIO    ESTATE       VALUE        STOCK
                                                       PORTFOLIO     PORTFOLIO               PORTFOLIO   PORTFOLIO   INDEX FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $12,885          996      19,153       3,872       53,718      15,562
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        12,885          996      19,153       3,872       53,718      15,562
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            0           1           1            2           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            0           1           1            2           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $12,884          996      19,152       3,871       53,716      15,561
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $12,884          996      19,152       3,871       53,716      15,561
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,035           82       2,164         369        6,551       1,624
           Investments at cost                            $19,988        1,577      20,805       3,763       58,745      15,963


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONS INCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $45,062        2,801     120,341     445,132      109,634     419,667
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        45,062        2,801     120,341     445,132      109,634     419,667
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            0           2          30            2          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            0           2          30            2          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $45,061        2,801     120,339     445,102      109,632     419,657
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $45,061        2,801     120,339     445,102      109,632     419,657
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,008          743      26,509      37,677       19,347      36,573
           Investments at cost                            $46,764        5,919     384,505     588,460      157,161     521,114


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $172,372      102,933     132,594     325,141       24,545     177,852
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       172,372      102,933     132,594     325,141       24,545     177,852
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                        26            3           4           4            1          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        26            3           4           4            1          13
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $172,346      102,930     132,590     325,137       24,544     177,839
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                        $172,346      102,930     132,590     325,137       24,544     177,839
                                                      --------------------------------------------------------------------------

          *Investment shares                               15,543      102,933       7,361      24,005        3,816      13,924
           Investments at cost                           $241,940      102,933     129,979     326,658       34,529     235,814


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                       FRANKLIN                                                      J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $47,047        1,712     450,497      65,028       63,363         507
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        47,047        1,712     450,497      65,028       63,363         507
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         3            0           4           2            2           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         3            0           4           2            2           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $47,044        1,712     450,493      65,026       63,361         507
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $47,044        1,712     450,493      65,026       63,361         507
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,869          571      33,169       3,958        3,815          70
           Investments at cost                            $49,155        4,818     433,449      61,788       60,661         751


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $986        5,268     151,780     317,127       50,333      13,820
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           986        5,268     151,780     317,127       50,333      13,820
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         0            1          35          58            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         0            1          35          58            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $986        5,267     151,745     317,069       50,331      13,818
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $986        5,267     151,745     317,069       50,331      13,818
                                                      --------------------------------------------------------------------------

          *Investment shares                                  100          640      13,751      26,256        2,844       1,840
           Investments at cost                             $1,407        5,569     165,359     322,915       56,873      14,125

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET                  PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $49,540       33,370      14,358     189,764        4,140      58,195
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        49,540       33,370      14,358     189,764        4,140      58,195
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2          188           1         620            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         2          188           1         620            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $49,538       33,182      14,357     189,144        4,139      58,193
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $49,538       33,182      14,357     189,144        4,139      58,193
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,234        4,654       1,980      18,550          467       5,354
           Investments at cost                            $56,033       33,630      16,173     187,215        7,941      63,984

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                  SP STRATEGIC              TEMPLETON                TEMPLETON
                                                     SP JENNISON    PARTNERS    TEMPLETON  DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED       ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $3,376        6,408      19,102      62,512      253,312      39,458
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         3,376        6,408      19,102      62,512      253,312      39,458
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1           1           9           14           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1           1           9           14           0
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $3,375        6,407      19,101      62,503      253,298      39,458
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $3,375        6,407      19,101      62,503      253,298      39,458
                                                      --------------------------------------------------------------------------

          *Investment shares                                  806        1,284       1,309      13,284       26,656       2,887
           Investments at cost                             $3,689        7,155      25,499      69,918      366,463      35,697


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                                              USAZ
                                                                                            USAZ AIM                 ALLIANCE
                                                       TEMPLETON                              DENT                    CAPITAL
                                                        GROWTH     USAZ AIM     USAZ AIM  DEMOGRAPHIC  USAZ AIM     GROWTH AND
                                                      SECURITIES  BASIC VALUE   BLUE CHIP    TRENDS    INTERNATIONAL  INCOME
                                                         FUND         FUND        FUND        FUND     EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $294,510       21,036      11,761       4,618        8,154      15,792
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       294,510       21,036      11,761       4,618        8,154      15,792
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                        38            1           0           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                        38            1           0           1            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $294,472       21,035      11,761       4,617        8,153      15,791
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    TotalContract Owners' Equity                         $294,472       21,035      11,761       4,617        8,153      15,791
                                                      --------------------------------------------------------------------------

          *Investment shares                               33,999        2,757       1,454         606          999       2,009
           Investments at cost                           $412,719       22,135      12,401       4,894        8,512      17,552

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                        USAZ
                                                       ALLIANCE       USAZ                  USAZ
                                                        CAPITAL     ALLIANCE      USAZ     OPPENHEIMER                 USAZ
                                                       LARGE CAP    CAPITAL       MONEY     EMERGING    USAZ PIMCO     PIMCO
                                                        GROWTH     TECHNOLOGY    MARKET      GROWTH     GROWTH AND  RENAISSANCE
                                                         FUND         FUND        FUND        FUND     INCOME FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $19,092        8,596     191,942       7,809        8,486      77,898
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        19,092        8,596     191,942       7,809        8,486      77,898
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         1            1          77           1            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         1            1          77           1            1           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $19,091        8,595     191,865       7,808        8,485      77,896
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $19,091        8,595     191,865       7,808        8,485      77,896
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,615        1,356     191,942         965        1,044       9,465
           Investments at cost                            $21,430        9,687     191,942       7,673        9,495      85,787

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                       USAZ     USAZ VAN                              USAZ VAN
                                                                   TEMPLETON     KAMPEN     USAZ VAN     USAZ VAN     KAMPEN
                                                         USAZ      DEVELOPED   AGGRESSIVE    KAMPEN       KAMPEN    GROWTH AND
                                                         PIMCO      MARKETS      GROWTH     COMSTOCK     EMERGING     INCOME
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $23,235        2,028      12,172      73,197       36,137      47,872
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        23,235        2,028      12,172      73,197       36,137      47,872
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2            1           1           2            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         2            1           1           2            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $23,233        2,027      12,171      73,195       36,135      47,870
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $23,233        2,027      12,171      73,195       36,135      47,870
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,851          232       2,221       9,838        5,791       5,831
           Investments at cost                            $26,295        2,120      14,305      81,955       42,145      52,342

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2002
  (IN THOUSANDS)

                                                                                               VAN
                                                       USAZ VAN    VAN KAMPEN     VAN      KAMPEN LIT
                                                        KAMPEN      EMERGING   KAMPEN LIT  GROWTH AND
                                                        GROWTH       GROWTH    ENTERPRISE    INCOME      TOTAL ALL
                                                         FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO     FUNDS
                                                      --------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $19,100        8,333         309       1,488    5,026,536
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
       Total Assets                                        19,100        8,333         309       1,488    5,026,536
                                                      --------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         2            1           0           0        1,195
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
      Total Liabilities                                         2            1           0           0        1,195
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------
      Net Assets                                          $19,098        8,332         309       1,488    5,025,341
                                                      --------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------
    Total Contract Owners' Equity                         $19,098        8,332         309       1,488    5,025,341
                                                      --------------------------------------------------------------

          *Investment shares                                2,624          437          30         110      756,793
           Investments at cost                            $21,717       12,022         605       1,815    6,103,791

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                                                      ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0          18          39            7           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              172          261          67         218          260         118
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (172)        (261)        (49)       (179)        (253)       (117)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                       (1,766)      (8,404)        (57)     (1,613)      (6,192)     (4,368)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,766)      (8,404)        (57)     (1,613)      (6,192)     (4,368)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,200)        1,539       (140)     (3,478)        (953)       1,039
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (2,966)      (6,865)       (197)     (5,091)      (7,145)     (3,329)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(3,138)      (7,126)       (246)     (5,270)      (7,398)     (3,446)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                        ALGER       ALGER
                                                       AMERICAN     AMERICAN    AZOA VIP    AZOA VIP     AZOA VIP
                                                        MIDCAP       SMALL     DIVERSIFIED    FIXED       GLOBAL      AZOA VIP
                                                        GROWTH    CAPITALIZATION  ASSETS      INCOME    OPPORTUNITIES  GROWTH
                                                       PORTFOLIO    PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0         173         445            1          16
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              278           23          87         134            9          46
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (278)         (23)          86         311          (8)        (30)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0         797            0           0
    Realized gains (losses) on sales of investments,
net                                                       (1,688)        (145)       (541)       (838)        (165)     (1,262)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,688)        (145)       (541)        (41)        (165)     (1,262)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (4,274)        (273)         141         160           38         264
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,962)        (418)       (400)         119        (127)       (998)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(6,240)        (441)       (314)         430        (135)     (1,028)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                                                     FRANKLIN
                                                                                            DREYFUS                 AGGRESSIVE
                                                       DAVIS VA     DAVIS VA    DAVIS VA    SMALL CAP     DREYFUS     GROWTH
                                                       FINANCIAL  REAL ESTATE     VALUE       STOCK    STOCK INDEX  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $49          183         418          22          243           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              209           73         530          68          208          62
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (160)          110       (112)        (46)           35        (62)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (340)           35       (408)        (73)        (427)     (1,199)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (340)           35       (408)        (73)        (427)     (1,199)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,556)           34     (4,801)       (401)      (1,702)       (788)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,896)           69     (5,209)       (474)      (2,129)     (1,987)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(2,056)          179     (5,321)       (520)      (2,094)     (2,049)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       FRANKLIN     FRANKLIN    FRANKLIN                             FRANKLIN
                                                        GLOBAL       GLOBAL    GROWTH AND   FRANKLIN     FRANKLIN    LARGE CAP
                                                     COMMUNICATIONS HEALTH CARE  INCOME      HIGH        INCOME      GROWTH
                                                      SECURITIES    SECURITIES  SECURITIES   INCOME     SECURITIES   SECURITIES
                                                         FUND           FUND        FUND       FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,515            0      16,192      18,285       43,630       1,744
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            2,235          101       7,479       1,685        6,375       3,074
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (720)        (101)       8,713      16,600       37,255     (1,330)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0      32,205           0        9,135           0
    Realized gains (losses) on sales of investments,
net                                                      (90,367)      (2,885)    (22,813)    (27,643)     (21,168)    (20,851)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                (90,367)      (2,885)       9,392    (27,643)     (12,033)    (20,851)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        14,297          276   (115,836)     (2,640)     (33,844)    (39,062)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                              (76,070)      (2,609)   (106,444)    (30,283)     (45,877)    (59,913)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from             $(76,790)      (2,710)    (97,731)    (13,683)      (8,622)    (61,243)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                    FRANKLIN                FRANKLIN
                                                       FRANKLIN     NATURAL     FRANKLIN     RISING
                                                         MONEY     RESOURCES      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                        MARKET     SECURITIES    ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND         FUND        FUND       FUND       INDEX FUND      FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,875          297       3,661       4,350          491         914
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,948          110       1,874       4,789          525       2,974
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (73)          187       1,787       (439)         (34)     (2,060)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0       6,686            0           0
    Realized gains (losses) on sales of investments,
net                                                             0        2,473       1,324       2,061      (5,271)    (12,472)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       0        2,473       1,324       8,747      (5,271)    (12,472)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             0        (234)     (2,677)    (18,274)      (4,862)    (62,118)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     0        2,239     (1,353)     (9,527)     (10,133)    (74,590)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(73)        2,426         434     (9,966)     (10,167)    (76,650)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       FRANKLIN                                                        J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $177            0      22,536       3,218        2,758           3
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              614           41       5,677         815          756          11
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (437)         (41)      16,859       2,403        2,002         (8)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                       1,095            0           0         390        1,934           0
    Realized gains (losses) on sales of investments,
net                                                         (258)      (1,482)       1,871         471          120        (76)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     837      (1,482)       1,871         861        2,054        (76)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,858)        (311)      12,942       1,241        4,445        (67)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,021)      (1,793)      14,813       2,102        6,499       (143)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(5,458)      (1,834)      31,672       4,505        8,501       (151)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED   JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $1            0       2,416       3,271           81         531
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               22           29       2,323       5,183          509         132
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (21)         (29)          93     (1,912)        (428)         399
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0       2,847       7,532            0           0
    Realized gains (losses) on sales of investments,
net                                                          (93)         (32)       (763)       3,302          305       (281)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (93)         (32)       2,084      10,834          305       (281)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (287)        (301)    (18,930)    (57,282)      (5,723)       (175)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (380)        (333)    (16,846)    (46,448)      (5,418)       (456)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(401)        (362)    (16,753)    (48,360)      (5,846)        (57)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET                  PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &     PIMCO VIT  STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $152        1,313         301       3,618            0           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              523          261         153       1,442          101         626
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (371)        1,052         148       2,176        (101)       (626)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0       2,198            0         862
    Realized gains (losses) on sales of investments,
net                                                       (1,134)          205       (422)          24      (2,010)       (794)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                 (1,134)          205       (422)       2,222      (2,010)          68
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,511)        (199)     (1,584)       2,946        (528)     (7,528)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (6,645)            6     (2,006)       5,168      (2,538)     (7,460)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(7,016)        1,058     (1,858)       7,344      (2,639)     (8,086)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                       SP
                                                          SP       STRATEGIC                TEMPLETON                TEMPLETON
                                                       JENNISON    PARTNERS    TEMPLETON   DEVELOPING    TEMPLETON    GLOBAL
                                                      INTERNATIONAL  FOCUSED     ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0            0         453       1,046        5,485         485
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               41           63         313         949        4,338         581
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (41)         (63)         140          97        1,147        (96)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         1,144        (178)     (2,178)     (2,270)     (72,381)       (175)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,144        (178)     (2,178)     (2,270)     (72,381)       (175)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (309)        (717)         761       2,294        8,852       7,501
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   835        (895)     (1,417)          24     (63,529)       7,326
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $794        (958)     (1,277)         121     (62,382)       7,230
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                    TEMPLETON
                                                       TEMPLETON  INTERNATIONAL                          USAZ AIM    USAZ AIM
                                                        GROWTH      SMALLER     USAZ AIM    USAZ AIM       DENT     INTERNATIONAL
                                                      SECURITIES   COMPANIES      BASIC     BLUE CHIP  DEMOGRAPHIC    EQUITY
                                                         FUND         FUND     VALUE FUND     FUND     TRENDS FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $8,386          279          17           3            0           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            5,063           56         115          57           22          53
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                3,323          223        (98)        (54)         (22)        (53)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                       7,722          232           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                      (20,394)          745       (171)       (153)          (7)         192
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                (12,672)          977       (171)       (153)          (7)         192
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (64,274)          444     (1,099)       (640)        (276)       (358)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                              (76,946)        1,421     (1,270)       (793)        (283)       (166)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from             $(73,623)        1,644     (1,368)       (847)        (305)       (219)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                                                 USAZ
                                                                      USAZ      ALLIANCE     USAZ                     USAZ
                                                         USAZ       ALLIANCE     CAPITAL    ALLIANCE                OPPENHEIMER
                                                         ALGER      CAPITAL     LARGE CAP    CAPITAL                 EMERGING
                                                        GROWTH     GROWTH AND    GROWTH    TECHNOLOGY   USAZ MONEY    GROWTH
                                                         FUND     INCOME FUND     FUND        FUND     MARKET FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0           76           0           0          950           0
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               42          145         148          74        1,798          37
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (42)         (69)       (148)        (74)        (848)        (37)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            5           7           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (993)        (604)       (330)       (980)            0        (17)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (993)        (599)       (323)       (980)            0        (17)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            25      (1,844)     (2,391)     (1,176)            0         136
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (968)      (2,443)     (2,714)     (2,156)            0         119
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(1,010)      (2,512)     (2,862)     (2,230)        (848)          82
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                         USAZ                                 USAZ
                                                         PIMCO                              TEMPLETON    USAZ VAN    USAZ VAN
                                                      GROWTH AND   USAZ PIMCO    USAZ        DEVELOPED     KAMPEN      KAMPEN
                                                        INCOME    RENAISSANCE    PIMCO      MARKETS    AGGRESSIVE   COMSTOCK
                                                         FUND         FUND     VALUE FUND     FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $75           18          77           6            0         486
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               83          672         216          12          107         748
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (8)        (654)       (139)         (6)        (107)       (262)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0           63          49           0            0          89
    Realized gains (losses) on sales of investments,
net                                                         (159)      (2,583)       (738)        (30)        (323)       (753)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (159)      (2,520)       (689)        (30)        (323)       (664)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,030)      (8,397)     (3,268)        (95)      (2,127)     (8,563)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,189)     (10,917)     (3,957)       (125)      (2,450)     (9,227)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(1,197)     (11,571)     (4,096)       (131)      (2,557)     (9,489)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       USAZ VAN                              VAN                      VAN
                                                        KAMPEN      USAZ VAN    USAZ VAN     KAMPEN     VAN KAMPEN  KAMPEN LIT
                                                       EMERGING      KAMPEN      KAMPEN     EMERGING       LIT      GROWTH AND
                                                        GROWTH     GROWTH AND    GROWTH      GROWTH     ENTERPRISE    INCOME
                                                         FUND     INCOME FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $0          273           0           7            2          21
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              293          505         186         208            7          32
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (293)        (232)       (186)       (201)          (5)        (11)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                           0            0           0           0            0           0
    Realized gains (losses) on sales of investments,
net                                                         (498)        (497)       (220)     (1,458)         (97)        (82)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (498)        (497)       (220)     (1,458)         (97)        (82)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (5,903)      (4,380)     (2,643)     (3,430)         (63)       (251)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (6,401)      (4,877)     (2,863)     (4,888)        (160)       (333)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(6,694)      (5,109)     (3,049)     (5,089)        (165)       (344)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2002
 (IN THOUSANDS)

                                                       TOTAL ALL
                                                         FUNDS
                                                      ------------

 Investment Income:
    Dividends reinvested in fund shares                  $153,090
                                                      ------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           72,174
                                                      ------------
                                                      ------------
               Investment Income (loss), net               80,916
                                                      ------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
funds                                                      73,848
    Realized gains (losses) on sales of investments,
net                                                     (334,298)
                                                      ------------
                                                      ------------
               Realized gains (losses) on               (260,450)
investments, net
                                                      ------------
    Net change in unrealized appreciation
      (depreciation) on investments (457,255)
                                                      ------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                             (717,705)
                                                      ------------
                                                      ------------
 Net increase (decrease) in net assets from            $(636,789)
operations
                                                      ------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(172)        (126)       (261)       (430)         (49)        (40)
      Realized gains (losses) on investments, net         (1,766)        (158)     (8,404)    (11,580)         (57)         766
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,200)      (2,002)       1,539     (4,755)        (140)       (572)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,138)      (2,286)     (7,126)    (16,765)        (246)         154
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     3,838        5,017          45       6,179        1,337       2,451
      Transfers between funds                             (2,152)          570     (4,072)     (6,303)      (1,624)       (846)
      Surrenders and terminations                           (515)        (281)     (2,585)     (5,257)        (192)        (83)
      Rescissions                                           (171)        (175)           0        (92)        (242)        (69)
      Bonus (recapture)                                        17          128        (11)         125            3          48
      Other transactions (note 2)                             (4)          (1)        (11)        (15)          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,013        5,258     (6,634)     (5,363)        (719)       1,501
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,125)        2,972    (13,760)    (22,128)        (965)       1,655
 Net assets at beginning of period                          9,730        6,758      25,569      47,697        3,753       2,098
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,605        9,730      11,809      25,569        2,788       3,753
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(179)        (114)       (253)       (403)        (117)       (235)
      Realized gains (losses) on investments, net         (1,613)        (157)     (6,192)     (1,940)      (4,368)     (4,512)
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,478)        (779)       (953)     (2,799)        1,039       1,010
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (5,270)      (1,050)     (7,398)     (5,142)      (3,446)     (3,737)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,326        9,630          39       2,409            0       1,508
      Transfers between funds                             (3,410)        1,873     (4,559)     (5,221)      (2,633)     (4,008)
      Surrenders and terminations                           (673)        (271)     (2,133)     (4,461)      (1,466)     (2,260)
      Rescissions                                            (87)        (731)           0        (99)            0        (73)
      Bonus (recapture)                                        56          193           0          79          (2)          55
      Other transactions (note 2)                             (5)          (1)         (9)        (11)          (6)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,207       10,693     (6,662)     (7,304)      (4,107)     (4,785)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,063)        9,643    (14,060)    (12,446)      (7,553)     (8,522)
 Net assets at beginning of period                         13,780        4,137      25,100      37,546       12,296      20,818
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,717       13,780      11,040      25,100        4,743      12,296
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(278)        (154)        (23)        (20)           86          66
      Realized gains (losses) on investments, net         (1,688)        2,316       (145)       (227)        (541)        (64)
      Net change in unrealized appreciation
        (depreciation) on investments                     (4,274)      (2,609)       (273)       (114)          141        (33)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (6,240)        (447)       (441)       (361)        (314)        (31)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     7,373        7,374           0       1,742        1,470       2,396
      Transfers between funds                             (2,371)        2,939       (344)       (162)      (5,712)         888
      Surrenders and terminations                           (596)        (299)        (42)        (24)        (292)       (385)
      Rescissions                                           (310)        (509)           0       (182)         (92)         (3)
      Bonus (recapture)                                        55          160           0          36           22          44
      Other transactions (note 2)                             (6)          (1)         (1)           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       4,145        9,664       (387)       1,410      (4,605)       2,940
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,095)        9,217       (828)       1,049      (4,919)       2,909
 Net assets at beginning of period                         14,979        5,762       1,824         775        4,919       2,010
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,884       14,979         996       1,824            0       4,919
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $311          179         (8)         (4)         (30)        (14)
      Realized gains (losses) on investments, net            (41)          109       (165)        (13)      (1,262)       (137)
      Net change in unrealized appreciation
        (depreciation) on investments                         160        (189)          38        (25)          264        (97)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 430           99       (135)        (42)      (1,028)       (248)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,969        3,999         169         231          920       1,840
      Transfers between funds                            (10,571)        5,128       (552)         277      (2,978)         582
      Surrenders and terminations                         (1,444)      (1,206)        (45)           8        (252)       (166)
      Rescissions                                            (14)         (78)         (4)           0         (12)           0
      Bonus (recapture)                                        37           82           2           3           18          65
      Other transactions (note 2)                             (2)            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (10,025)        7,925       (430)         519      (2,305)       2,321
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (9,595)        8,024       (565)         477      (3,333)       2,073
 Net assets at beginning of period                          9,595        1,571         565          88        3,333       1,260
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $0        9,595           0         565            0       3,333
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(160)         (69)         110         134        (112)        (64)
      Realized gains (losses) on investments, net           (340)         (74)          35          43        (408)        (70)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,556)        (286)          34          20      (4,801)       (270)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,056)        (429)         179         197      (5,321)       (404)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    10,646        4,012           0       2,520       33,980       8,745
      Transfers between funds                               3,334        1,478       (564)         179       10,394       4,251
      Surrenders and terminations                           (281)        (212)       (173)       (103)        (996)       (201)
      Rescissions                                           (252)         (46)           0        (13)        (608)        (93)
      Bonus (recapture)                                        82           95         (3)          66          356         129
      Other transactions (note 2)                             (3)            0         (2)           0          (7)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      13,526        5,327       (742)       2,649       43,119      12,831
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,470        4,898       (563)       2,846       37,798      12,427
 Net assets at beginning of period                          7,682        2,784       4,434       1,588       15,918       3,491
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,152        7,682       3,871       4,434       53,716      15,918
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (46)            0          35           0         (62)       (107)
      Realized gains (losses) on investments, net            (73)            0       (427)           0      (1,199)     (4,259)
      Net change in unrealized appreciation
        (depreciation) on investments                       (401)            0     (1,702)           0        (788)       1,900
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (520)            0     (2,094)           0      (2,049)     (2,466)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    11,755            0      26,216           0            0         399
      Transfers between funds                               4,477            0      21,455           0      (1,103)     (2,617)
      Surrenders and terminations                            (72)            0       (501)           0        (464)     (1,245)
      Rescissions                                           (150)            0       (221)           0            0           0
      Bonus (recapture)                                        71            0         207           0            0           0
      Other transactions (note 2)                               0            0         (1)           0          (2)         (3)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      16,081            0      47,155           0      (1,569)     (3,466)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,561            0      45,061           0      (3,618)     (5,932)
 Net assets at beginning of period                              0            0           0           0        6,419      12,351
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               15,561            0      45,061           0        2,801       6,419
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(720)      (4,405)       (101)       (410)        8,713     (7,190)
      Realized gains (losses) on investments, net        (90,367)      (6,363)     (2,885)       4,576        9,392      58,625
      Net change in unrealized appreciation
        (depreciation) on investments                      14,297    (119,304)         276    (10,597)    (115,836)    (76,740)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (76,790)    (130,072)     (2,710)     (6,431)     (97,731)    (25,305)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,290        1,023           0         729       19,836      12,227
      Transfers between funds                            (16,816)     (35,224)    (21,269)     (4,923)       11,166           2
      Surrenders and terminations                        (29,195)     (72,181)       (929)     (6,103)     (88,127)   (125,512)
      Rescissions                                            (51)          (6)           0        (11)        (566)       (279)
      Bonus (recapture)                                        10            1           0           0          135         179
      Other transactions (note 2)                           (159)        (234)         (4)        (13)        (272)       (297)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (44,921)    (106,621)    (22,202)    (10,321)     (57,828)   (113,680)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (121,711)    (236,693)    (24,912)    (16,752)    (155,559)   (138,985)
 Net assets at beginning of period                        242,050      478,743      24,912      41,664      600,661     739,646
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $120,339      242,050           0      24,912      445,102     600,661
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $16,600       24,030      37,255      30,521      (1,330)     (2,984)
      Realized gains (losses) on investments, net        (27,643)     (38,534)    (12,033)      23,232     (20,851)      76,352
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,640)       20,820    (33,844)    (55,882)     (39,062)   (120,282)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (13,683)        6,316     (8,622)     (2,129)     (61,243)    (46,914)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,199        3,030      19,247       5,262       15,739       2,866
      Transfers between funds                               1,378      (7,353)     (6,847)     (2,172)     (19,390)    (28,336)
      Surrenders and terminations                        (22,844)     (34,962)    (77,030)   (109,810)     (32,867)    (51,149)
      Rescissions                                           (213)         (48)       (431)       (160)        (568)        (26)
      Bonus (recapture)                                        51            0         166           2          141           0
      Other transactions (note 2)                            (57)         (67)       (230)       (256)         (98)       (121)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (16,486)     (39,400)    (65,125)   (107,134)     (37,043)    (76,766)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (30,169)     (33,084)    (73,747)   (109,263)     (98,286)   (123,680)
 Net assets at beginning of period                        139,801      172,885     493,404     602,667      270,632     394,312
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $109,632      139,801     419,657     493,404      172,346     270,632
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(73)        6,349         187       (171)        1,787       3,454
      Realized gains (losses) on investments, net               0            0       2,473       1,144        1,324          94
      Net change in unrealized appreciation
        (depreciation) on investments                           0            0       (234)     (9,642)      (2,677)       4,535
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                (73)        6,349       2,426     (8,669)          434       8,083
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                        38       63,044           0         246       20,512       1,410
      Transfers between funds                            (41,828)     (25,523)    (25,275)     (5,765)        4,806     (3,227)
      Surrenders and terminations                        (38,153)    (132,677)     (1,465)     (6,337)     (19,470)    (22,772)
      Rescissions                                             (1)          (1)           0         (3)        (453)        (11)
      Bonus (recapture)                                         0            0           0           0          163           1
      Other transactions (note 2)                            (54)         (77)         (5)        (19)         (61)        (60)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (79,998)     (95,234)    (26,745)    (11,878)        5,497    (24,659)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (80,071)     (88,885)    (24,319)    (20,547)        5,931    (16,576)
 Net assets at beginning of period                        183,001      271,886      24,319      44,866      126,659     143,235
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $102,930      183,001           0      24,319      132,590     126,659
                                                      -------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(439)      (4,248)        (34)       (194)      (2,060)     (2,508)
      Realized gains (losses) on investments, net           8,747       18,214     (5,271)     (3,442)     (12,472)       (628)
      Net change in unrealized appreciation
        (depreciation) on investments                    (18,274)       22,499     (4,862)     (2,014)     (62,118)    (55,682)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (9,966)       36,465    (10,167)     (5,650)     (76,650)    (58,818)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    38,666        8,657       8,497       1,309       22,364       7,862
      Transfers between funds                              22,417       10,470    (10,487)      10,995       11,425    (12,603)
      Surrenders and terminations                        (49,662)     (59,330)     (4,541)     (7,293)     (30,677)    (48,626)
      Rescissions                                           (751)        (179)       (288)         (1)        (935)       (127)
      Bonus  (recapture)                                      381          173          32           2          159         100
      Other transactions (note 2)                           (140)        (131)        (15)        (15)        (101)       (114)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      10,911     (40,340)     (6,802)       4,997        2,235    (53,508)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            945      (3,875)    (16,969)       (653)     (74,415)   (112,326)
 Net assets at beginning of period                        324,192      328,067      41,513      42,166      252,254     364,580
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $325,137      324,192      24,544      41,513      177,839     252,254
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(437)        (265)        (41)        (89)       16,859      21,200
      Realized gains (losses) on investments, net             837        1,967     (1,482)     (3,573)        1,871       1,025
      Net change in unrealized appreciation
        (depreciation) on investments                     (5,858)          637       (311)         910       12,942        (55)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (5,458)        2,339     (1,834)     (2,752)       31,672      22,170
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    16,940        1,507           0         231       69,142      15,500
      Transfers between funds                               9,774       14,520       (823)         196       50,071      20,070
      Surrenders and terminations                         (5,191)      (5,254)       (449)     (1,023)     (68,714)    (71,435)
      Rescissions                                           (673)         (83)           0           0      (2,380)       (372)
      Bonus (recapture)                                       106           10           0           0        1,084         226
      Other transactions (note 2)                            (12)          (9)         (2)         (3)        (150)       (146)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      20,944       10,691     (1,274)       (599)       49,053    (36,157)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         15,486       13,030     (3,108)     (3,351)       80,725    (13,987)
 Net assets at beginning of period                         31,558       18,528       4,820       8,171      369,768     383,755
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $47,044       31,558       1,712       4,820      450,493     369,768
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,403        2,573       2,002       2,577          (8)        (76)
      Realized gains (losses) on investments, net             861        1,114       2,054       2,614         (76)          55
      Net change in unrealized appreciation
        (depreciation) on investments                       1,241          211       4,445     (3,222)         (67)       (131)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               4,505        3,898       8,501       1,969        (151)       (152)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     8,387        1,570      11,702       2,037            0         644
      Transfers between funds                               5,482        2,305       6,539     (2,141)        (140)       (180)
      Surrenders and terminations                         (7,600)      (9,172)     (9,734)     (7,568)         (70)           2
      Rescissions                                           (317)         (12)       (448)         (4)            0        (23)
      Bonus (recapture)                                       156            0         290           0          (3)          15
      Other transactions (note 2)                            (18)         (18)        (17)        (17)            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       6,090      (5,327)       8,332     (7,693)        (213)         458
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,595      (1,429)      16,833     (5,724)        (364)         306
 Net assets at beginning of period                         54,431       55,860      46,528      52,252          871         565
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $65,026       54,431      63,361      46,528          507         871
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          J.P. MORGAN U.S.
                                                         DISCIPLINED EQUITY      JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(21)         (15)        (29)           0           93       1,041
      Realized gains (losses) on investments, net            (93)         (84)        (32)           0        2,084      25,155
      Net change in unrealized appreciation
        (depreciation) on investments                       (287)         (68)       (301)           0     (18,930)    (27,616)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (401)        (167)       (362)           0     (16,753)     (1,420)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                         0        1,444       3,376           0       25,915       4,918
      Transfers between funds                               (245)        (133)       2,296           0        3,706       (892)
      Surrenders and terminations                            (89)         (44)        (11)           0     (20,890)    (22,808)
      Rescissions                                            (20)          (3)        (66)           0        (514)       (116)
      Bonus (recapture)                                       (3)           22          34           0          207          70
      Other transactions (note 2)                             (1)            0           0           0         (57)        (56)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (358)        1,286       5,629           0        8,367    (18,884)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (759)        1,119       5,267           0      (8,386)    (20,304)
 Net assets at beginning of period                          1,745          626           0           0      160,131     180,435
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $986        1,745       5,267           0      151,745     160,131
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,912)        1,679       (428)        (23)          399         127
      Realized gains (losses) on investments, net          10,834       33,742         305         556        (281)        (60)
      Net change in unrealized appreciation
        (depreciation) on investments                    (57,282)     (14,287)     (5,723)       (669)        (175)        (94)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (48,360)       21,134     (5,846)       (136)         (57)        (27)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    34,883       16,045      33,575       6,266        5,533       3,304
      Transfers between funds                               (942)       13,977      12,425       2,625        4,499         580
      Surrenders and terminations                        (47,603)     (47,841)     (1,252)       (393)        (445)       (283)
      Rescissions                                           (759)        (262)       (927)        (66)         (85)       (343)
      Bonus (recapture)                                       208          248         295          89           43          66
      Other transactions (note 2)                           (126)        (121)         (6)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (14,339)     (17,954)      44,110       8,521        9,543       3,324
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (62,699)        3,180      38,264       8,385        9,486       3,297
 Net assets at beginning of period                        379,768      376,588      12,067       3,682        4,332       1,035
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $317,069      379,768      50,331      12,067       13,818       4,332
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          OPPENHEIMER MAIN
                                                       STREET GROWTH & INCOME    PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(371)         (50)       1,052         129          148          83
      Realized gains (losses) on investments, net         (1,134)        (481)         205        (24)        (422)       (130)
      Net change in unrealized appreciation
        (depreciation) on investments                     (5,511)        (424)       (199)        (41)      (1,584)       (101)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (7,016)        (955)       1,058          64      (1,858)       (148)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    30,993       10,691      14,020       3,621        7,882       2,269
      Transfers between funds                              10,229        2,729      14,146       3,282        4,895       1,465
      Surrenders and terminations                         (1,211)        (532)     (3,227)       (209)        (738)        (86)
      Rescissions                                           (870)        (710)       (284)        (37)        (153)        (20)
      Bonus (recapture)                                       238          224         108          41           47          48
      Other transactions (note 2)                             (8)          (1)         (3)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      39,371       12,401      24,760       6,698       11,931       3,676
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         32,355       11,446      25,818       6,762       10,073       3,528
 Net assets at beginning of period                         17,183        5,737       7,364         602        4,284         756
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $49,538       17,183      33,182       7,364       14,357       4,284
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,176          256       (101)        (86)        (626)        (92)
      Realized gains (losses) on investments, net           2,222          474     (2,010)         325           68          47
      Net change in unrealized appreciation
        (depreciation) on investments                       2,946        (431)       (528)     (1,829)      (7,528)       1,597
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               7,344          299     (2,639)     (1,590)      (8,086)       1,552
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    91,335       14,127       1,898       3,450       38,603       6,937
      Transfers between funds                              71,614       11,623     (1,963)         771       16,127       4,001
      Surrenders and terminations                         (7,386)        (334)       (289)       (173)      (1,391)       (218)
      Rescissions                                         (2,245)        (237)       (126)       (129)      (1,270)       (176)
      Bonus (recapture)                                       870          370          25          84          280         180
      Other transactions (note 2)                            (15)            0         (3)         (1)          (6)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     154,173       25,549       (458)       4,002       52,343      10,724
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        161,517       25,848     (3,097)       2,412       44,257      12,276
 Net assets at beginning of period                         27,627        1,779       7,236       4,824       13,936       1,660
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $189,144       27,627       4,139       7,236       58,193      13,936
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(41)          (4)        (63)         (6)          140          53
      Realized gains (losses) on investments, net           1,144          504       (178)        (40)      (2,178)         792
      Net change in unrealized appreciation
        (depreciation) on investments                       (309)          (4)       (717)        (30)          761     (5,397)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 794          496       (958)        (76)      (1,277)     (4,552)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,432          284       3,944         860            0         150
      Transfers between funds                                 430          286       1,956         966      (2,234)     (4,198)
      Surrenders and terminations                           (131)        (228)       (218)         (2)      (4,673)     (6,875)
      Rescissions                                            (16)            0       (106)         (2)            0           0
      Bonus (recapture)                                        20            8          24          20            0           0
      Other transactions (note 2)                               0            0         (1)           0         (11)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,735          350       5,599       1,842      (6,918)    (10,938)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,529          846       4,641       1,766      (8,195)    (15,490)
 Net assets at beginning of period                            846            0       1,766           0       27,296      42,786
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,375          846       6,407       1,766       19,101      27,296
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $97        (347)       1,147       7,294         (96)       1,117
      Realized gains (losses) on investments, net         (2,270)     (20,050)    (72,381)    (12,790)        (175)     (1,870)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,294       15,899       8,852    (72,175)        7,501       1,227
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                 121      (4,498)    (62,382)    (77,671)        7,230         474
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     9,257        1,321      14,025       5,311           12         254
      Transfers between funds                             (1,243)      (8,045)     (2,350)         741      (4,515)     (3,639)
      Surrenders and terminations                         (9,075)     (16,910)    (50,192)    (90,925)      (7,192)    (11,648)
      Rescissions                                            (79)          (6)       (223)        (23)            0           0
      Bonus (recapture)                                        36           21          70           4            0           0
      Other transactions (note 2)                            (40)         (46)       (188)       (223)         (23)        (26)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,144)     (23,665)    (38,858)    (85,115)     (11,718)    (15,059)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,023)     (28,163)   (101,240)   (162,786)      (4,488)    (14,585)
 Net assets at beginning of period                         63,526       91,689     354,538     517,324       43,946      58,531
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $62,503       63,526     253,298     354,538       39,458      43,946
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                      TEMPLETON
                                                          TEMPLETON GROWTH      INTERNATIONAL SMALLER      TEMPLETON PACIFIC
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $3,323        2,796         223         322            0         909
      Realized gains (losses) on investments, net        (12,672)       71,316         977       (682)            0     (8,572)
      Net change in unrealized appreciation
        (depreciation) on investments                    (64,274)     (87,499)         444       (199)            0       3,796
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets            (73,623)     (13,387)       1,644       (559)            0     (3,867)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    26,725        8,605           0         525            0         100
      Transfers between funds                             (8,666)     (18,884)    (13,768)     (3,710)            0    (40,099)
      Surrenders and terminations                        (59,669)     (87,372)       (622)     (2,642)            0     (2,729)
      Rescissions                                           (589)        (154)           0           0            0         (1)
      Bonus (recapture)                                       243           85           0           0            0           0
      Other transactions (note 2)                           (174)        (199)         (2)         (6)            0         (9)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (42,130)     (97,919)    (14,392)     (5,833)            0    (42,738)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (115,753)    (111,306)    (12,748)     (6,392)            0    (46,605)
 Net assets at beginning of period                        410,225      521,531      12,748      19,140            0      46,605
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $294,472      410,225           0      12,748            0           0
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(98)            0        (54)           0         (22)           0
      Realized gains (losses) on investments, net           (171)            0       (153)           0          (7)           0
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,099)            0       (640)           0        (276)           0
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (1,368)            0       (847)           0        (305)           0
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    14,432            0       8,167           0        3,644           0
      Transfers between funds                               8,382            0       4,738           0        1,331           0
      Surrenders and terminations                           (174)            0       (208)           0         (20)           0
      Rescissions                                           (336)            0       (182)           0         (57)           0
      Bonus  (recapture)                                      100            0          93           0           24           0
      Other transactions (note 2)                             (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      22,403            0      12,608           0        4,922           0
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         21,035            0      11,761           0        4,617           0
 Net assets at beginning of period                              0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $21,035            0      11,761           0        4,617           0
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(53)            0        (42)        (16)         (69)         (7)
      Realized gains (losses) on investments, net             192            0       (993)        (18)        (599)           1
      Net change in unrealized appreciation
        (depreciation) on investments                       (358)            0          25        (25)      (1,844)          84
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets               (219)            0     (1,010)        (59)      (2,512)          78
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,961            0       1,095       1,179       10,442         273
      Transfers between funds                               3,489            0     (2,767)       1,821        5,093       3,046
      Surrenders and terminations                            (65)            0       (162)        (95)        (555)        (35)
      Rescissions                                            (34)            0         (9)        (19)        (146)         (2)
      Bonus (recapture)                                        21            0           1          26          103           8
      Other transactions (note 2)                               0            0         (1)           0          (2)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       8,372            0     (1,843)       2,912       14,935       3,290
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          8,153            0     (2,853)       2,853       12,423       3,368
 Net assets at beginning of period                              0            0       2,853           0        3,368           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $8,153            0           0       2,853       15,791       3,368
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND      USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(148)          (3)        (74)         (7)        (848)         277
      Realized gains (losses) on investments, net           (323)            0       (980)           0            0           0
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,391)           53     (1,176)          85            0           0
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (2,862)           50     (2,230)          78        (848)         277
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    11,678          462       6,236         195      136,638      41,862
      Transfers between funds                               8,551        2,023         547       4,116       27,096      70,277
      Surrenders and terminations                           (564)         (11)       (248)         (9)     (89,833)     (3,344)
      Rescissions                                           (324)            0       (132)           0      (3,677)     (2,367)
      Bonus (recapture)                                        77           12          43           0        2,291       1,727
      Other transactions (note 2)                             (1)            0         (1)           0         (23)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      19,417        2,486       6,445       4,302       72,492     108,155
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         16,555        2,536       4,215       4,380       71,644     108,432
 Net assets at beginning of period                          2,536            0       4,380           0      120,221      11,789
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,091        2,536       8,595       4,380      191,865     120,221
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                          USAZ OPPENHEIMER      USAZ PIMCO GROWTH AND   USAZ PIMCO RENAISSANCE
                                                        EMERGING GROWTH FUND         INCOME FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(37)            0         (8)         (4)        (654)        (11)
      Realized gains (losses) on investments, net            (17)            0       (159)           0      (2,520)           6
      Net change in unrealized appreciation
        (depreciation) on investments                         136            0     (1,030)          20      (8,397)         508
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets                  82            0     (1,197)          16     (11,571)         503
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,866            0       6,048         116       63,026       1,006
      Transfers between funds                               1,937            0       2,333       1,965       20,748       6,368
      Surrenders and terminations                              13            0       (735)         (4)      (1,269)       (169)
      Rescissions                                           (122)            0       (117)           0      (1,136)        (13)
      Bonus  (recapture)                                       32            0          59           2          392          16
      Other transactions (note 2)                               0            0         (1)           0          (5)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       7,726            0       7,587       2,079       81,756       7,208
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          7,808            0       6,390       2,095       70,185       7,711
 Net assets at beginning of period                              0            0       2,095           0        7,711           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,808            0       8,485       2,095       77,896       7,711
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                                                    USAZ TEMPLETON          USAZ VAN KAMPEN
                                                        USAZ PIMCO VALUE FUND  DEVELOPED MARKETS FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(139)          (5)         (6)           0        (107)         (8)
      Realized gains (losses) on investments, net           (689)            3        (30)           4        (323)         (5)
      Net change in unrealized appreciation
        (depreciation) on investments                     (3,268)          218        (95)           3      (2,127)         (6)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (4,096)          216       (131)           7      (2,557)        (19)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    16,722          224         917           0        8,454       1,181
      Transfers between funds                               8,744        3,346       1,071         189        4,386       1,041
      Surrenders and terminations                         (1,379)         (90)         (7)           0        (135)        (24)
      Rescissions                                           (536)         (13)        (26)           0        (165)        (49)
      Bonus (recapture)                                        97            0           7           0           35          24
      Other transactions (note 2)                             (2)            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,646        3,467       1,962         189       12,574       2,173
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         19,550        3,683       1,831         196       10,017       2,154
 Net assets at beginning of period                          3,683            0         196           0        2,154           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $23,233        3,683       2,027         196       12,171       2,154
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(262)         (59)       (293)        (36)        (232)        (62)
      Realized gains (losses) on investments, net           (664)         (13)       (498)        (51)        (497)        (31)
      Net change in unrealized appreciation
        (depreciation) on investments                     (8,563)        (194)     (5,903)       (105)      (4,380)        (90)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (9,489)        (266)     (6,694)       (192)      (5,109)       (183)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    46,669        9,923      21,594       3,079       25,361       9,996
      Transfers between funds                              21,597        7,599      16,107       3,336       13,612       6,225
      Surrenders and terminations                         (1,740)        (268)       (732)        (93)      (1,537)       (395)
      Rescissions                                         (1,160)        (176)       (455)        (17)        (473)       (132)
      Bonus (recapture)                                       272          241         145          60          184         325
      Other transactions (note 2)                             (7)            0         (3)           0          (4)           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      65,631       17,319      36,656       6,365       37,143      16,019
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,142       17,053      29,962       6,173       32,034      15,836
 Net assets at beginning of period                         17,053            0       6,173           0       15,836           0
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $73,195       17,053      36,135       6,173       47,870      15,836
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING        VAN KAMPEN LIT
                                                                FUND              GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(186)         (29)       (201)        (50)          (5)        (13)
      Realized gains (losses) on investments, net           (220)         (19)     (1,458)        (41)         (97)       (179)
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,643)           26     (3,430)       (259)         (63)        (52)
                                                      --------------------------------------------------------------------------

        Net increase (decrease) in net assets             (3,049)         (22)     (5,089)       (350)        (165)       (244)
                                                      --------------------------------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                    10,141        3,114       8,586       5,947            0         602
      Transfers between funds                               7,099        2,399     (4,508)       4,572        (151)       (545)
      Surrenders and terminations                           (490)        (126)       (488)       (163)         (25)        (75)
      Rescissions                                           (119)         (40)       (237)       (133)            0        (36)
      Bonus (recapture)                                        62          130          51         146          (1)          24
      Other transactions (note 2)                             (1)            0         (2)           0            0           0
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      16,692        5,477       3,402      10,369        (177)        (30)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,643        5,455     (1,687)      10,019        (342)       (274)
 Net assets at beginning of period                          5,455            0      10,019           0          651         925
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $19,098        5,455       8,332      10,019          309         651
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
 (IN THOUSANDS)

                                                        VAN KAMPEN LIT GROWTH
                                                        AND INCOME PORTFOLIO       TOTAL ALL FUNDS
                                                      -------------------------------------------------
                                                         2002         2001        2002        2001
                                                      -------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          (11)         (39)      80,916      81,874
      Realized gains (losses) on investments, net            (82)          (8)   (260,450)     204,292
      Net change in unrealized appreciation
        (depreciation) on investments                       (251)         (74)   (457,255)   (603,692)
                                                      -------------------------------------------------

        Net increase (decrease) in net assets               (344)        (121)   (636,789)   (317,526)
                                                      -------------------------------------------------
          from operations
    Contract Transactions-All Products (note 5)
      Purchase payments                                         0        2,014   1,116,727     361,261
      Transfers between funds                               (347)      (1,396)     232,682       9,947
      Surrenders and terminations                            (83)         (57)   (816,180) (1,084,858)
      Rescissions                                               0         (22)    (28,013)     (8,813)
      Bonus (recapture)                                         0          108      10,614       6,446
      Other transactions (note 2)                             (1)            0     (2,181)     (2,339)
                                                      -------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (431)          647     513,649   (718,356)
                                                      -------------------------------------------------
 Increase (decrease) in net assets                          (775)          526   (123,140) (1,035,882)
 Net assets at beginning of period                          2,263        1,737   5,148,481   6,184,363
                                                      -------------------------------------------------
 Net assets at end of period                                1,488        2,263   5,025,341   5,148,481
                                                      -------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                   INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund          AIM Advisors, Inc.                   N\A
     AIM V.I. Growth Fund                        AIM Advisors, Inc.                   N\A
     AIM V.I. International Growth Fund          AIM Advisors, Inc.                   N\A
     AIM V.I. Premier Equity Fund                AIM Advisors, Inc.                   N\A
     Alger American Growth Portfolio             Fred Alger Management, Inc.          N\A
     Alger American Leveraged AllCap Portfolio   Fred Alger Management, Inc.          N\A
     Alger American MidCap Growth Portfolio      Fred Alger Management, Inc.          N\A
     Alger American Small Capitalization         Fred Alger Management, Inc.          N\A
     Portfolio
     Davis VA Financial Portfolio                Davis Selected Advisers, LP          N\A
     Davis VA Real Estate Portfolio              Davis Selected Advisers, LP          N\A
     Davis VA Value Portfolio                    Davis Selected Advisers, LP          N\A
     Dreyfus  Small Cap Stock Index Fund*        The Dreyfus Corporation              N\A
     Dreyfus Stock Index Fund*                   The Dreyfus Corporation              N\A
     Franklin Aggressive Growth Securities       Franklin Advisory Services, LLC      N\A
     Fund*
     Franklin Global Communications Securities   Franklin Advisers, Inc.              N\A
     Fund*
     Franklin Growth and Income Securites Fund*  Franklin Advisers, Inc.              N\A
     Franklin High Income Fund*                  Franklin Advisers, Inc.              N\A
     Franklin Income Securities Fund*            Franklin Advisers, Inc.              N\A
     Franklin Large Cap Growth Securities Fund*  Franklin Advisers, Inc.              N\A
     Franklin Money Market Fund*                 Franklin Advisers, Inc.              N\A
     Franklin Real Estate Fund*                  Franklin Advisers, Inc.              N\A
     Franklin Rising Dividends Securities Fund*  Franklin Advisory Services, LLC      N\A
     Franklin S&P 500 Index Fund*                Franklin Advisers, Inc.              N\A
     Franklin Small Cap Fund *                   Franklin Advisers, Inc.              N\A
     Franklin Small Cap Value Securities Fund*   Franklin Advisory Services, LLC      N\A
     Franklin Technology Securities Fund*        Franklin Advisers, Inc.              N\A
     Franklin U.S. Government Fund *             Franklin Advisory Services, LLC      N\A
     Franklin Zero Coupon - 2005 Fund            Franklin Advisers, Inc.              N\A
     Franklin Zero Coupon - 2010 Fund            Franklin Advisers, Inc.              N\A
     J.P. Morgan International Opportunities     J.P. Morgan Investment Management    N\A
     Portfolio                                   Inc.
     J.P.  Morgan US Disciplined  Equity         J.P. Morgan  Investment  Management  N\A
     Portfolio                                   Inc.
     Mutual Discovery Securities Fund *          Franklin Mutual Advisers, LLC        N\A
     Mutual Shares Securities Fund *             Franklin Mutual Advisers, LLC        N\A



                                       56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002



1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                   INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     Oppenheimer Global Securities Fund/VA       OppenheimerFunds, Inc.               N\A
     Oppenheimer High Income Fund/VA             OppenheimerFunds, Inc.               N\A
     Oppenheimer Main Street Growth & Income     OppenheimerFunds, Inc.               N\A
     Fund/VA
     PIMCO VIT High Yield Portfolio              Pacific Investment Management        N\A
                                                 Company
     PIMCO VIT StocksPLUS Growth and Income      Pacific Investment Management        N\A
     Portfolio                                   Company
     PIMCO VIT Total Return Portfolio            Pacific Investment Management        N\A
                                                 Company
     Seligman Global Technology Portfolio        J & W Seligman & Co. Inc.            N\A
     Seligman Small Cap Value Portfolio          J & W Seligman & Co. Inc.            N\A
     SP Jennison International Growth            Prudential Investments Fund          N\A
     Portfolio *                                 Management, LLC
     SP Strategic Partners Focused Growth        Prudential Investments Fund          N\A
     Portfolio *                                 Management , LLC
     Templeton Asset Strategy Fund*              Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities     Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund*          Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund*    Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *          Templeton Global Advisors Limited    N\A
     USAZ AIM Basic Value Fund*                  USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                    USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*      USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*         USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ Alliance Capital Growth and Income     USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Large Cap Growth      USAllianz Advisers, LLC              Alliance Capital Management L.P.
     Fund *
     USAZ Alliance Capital Technology Fund *     USAllianz Advisers, LLC              Alliance Capital Management L.P.
     USAZ Money Market Fund *                    USAllianz Advisers, LLC              Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*      USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ PIMCO Growth & Income Fund *           USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ PIMCO Renaissance Fund *               USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ PIMCO Value Fund *                     USAllianz Advisers, LLC              Allianz Dresdner Asset Management of
                                                                                      America L.P
     USAZ Templeton Developed Markets Fund *     USAllianz Advisers, LLC              Templeton Investment Counsel, LLC.
     USAZ Van Kampen Aggressive Growth Fund *    USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *             USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *      USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth and Income Fund *    USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *               USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio *  Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Enterprise Portfolio         Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc.    N\A

        *Portfolio contains class 2 shares which assess 12b-1 fees.


2.     SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz Charter deferred annuity contract owners. Fixed Period Accounts are available to USAllianz High Five contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz High Five deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, inlcuding the date the investment option was available for each product, as of December 31, 2002 are listed in the following table.




                                         USALLIANZ  USALLIANZ   USALLIANZ  USALLIANZ  USALLIANZ   VALUEMARK    USALLIANZ   VALUEMARK
PORTFOLIO                                 ALTERITY   CHARTER   DIMENSIONS  HIGH FIVE   REWARDS   II AND III   VALUEMARK IV  INCOME
                                                                                                                             PLUS
                                         -------------------------------------------------------------------------------------------
Davis VA Financial Portfolio               2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Davis VA Value Portfolio                   2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Dreyfus Small Cap Stock Index Fund         5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Dreyfus Stock Index Fund                   5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Franklin Global Communications            11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Securities Fund
Franklin Growth and Income Securities      2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   1/24/1989      2/3/1997  7/1/1994
Fund
Franklin High Income Fund                 11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Income Securities Fund           11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Large Cap Growth Securities      11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001    5/1/1996      2/3/1997  5/1/1996
Fund
Franklin Real Estate Fund                 11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001   1/24/1989      2/3/1997  7/1/1994
Franklin Rising Dividends Securities       2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   1/27/1992      2/3/1997  7/1/1994
Fund
Franklin S&P 500 Index Fund               11/5/2001   5/1/2001   11/5/2001 10/25/2002  11/5/2001  11/11/1999   11/11/1999 11/11/1999
Franklin Small Cap Fund                    2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/1/1995      2/3/1997 11/1/1995
Franklin Small Cap Value Securities Fund  11/5/2001   1/6/1999   11/5/2001 10/25/2002  11/5/2001    5/1/1998      5/1/1998  5/1/1998
Franklin U.S. Government Fund              2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   3/14/1989      2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2005          11/5/2001  11/5/2001   11/5/2001 10/25/2002  11/5/2001   3/14/1989      2/3/1997  5/1/2001
Franklin Zero Coupon Fund - 2010          11/5/2001  11/5/2001   11/5/2001 10/25/2002  11/5/2001   3/14/1989      2/3/1997  5/1/2001
Jennison 20/20 Focus Portfolio             5/1/2002   5/1/2002    5/1/2002 10/25/2002   5/1/2002    5/1/2002      5/1/2002  5/1/2002
Mutual Discovery Securities Fund           2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/8/1996      2/3/1997 11/8/1996
Mutual Shares Securities Fund              2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   11/8/1996      2/3/1997 11/8/1996
Oppenheimer Global Securities Fund/VA      2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Oppenheimer High Income Fund/VA            2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Oppenheimer Main Street Growth & Income    2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
Fund/VA
PIMCO VIT High Yield Portfolio             2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
PIMCO VIT StocksPLUS Growth and Income     2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
Portfolio
PIMCO VIT Total Return Portfolio           2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000   11/5/2001     11/5/2001 11/5/2001
Seligman Small-Cap Value Portfolio         2/1/2000  1/26/2001    3/5/2001 10/25/2002   5/5/2000    5/1/2002      5/1/2002  5/1/2002
SP Jennison International Growth         12/15/2000 12/15/2000    3/5/2001 10/25/2002 12/15/2000  12/15/2000    12/15/2000  5/1/2001
Portfolio
SP Strategic Partners Focused Growth     12/15/2000 12/15/2000    3/5/2001 10/25/2002 12/15/2000  12/15/2000    12/15/2000  5/1/2001
Portfolio
Templeton Developing Markets Securities    2/1/2000   1/6/1999    3/5/2001 10/25/2002   5/5/2000   3/15/1994      2/3/1997  7/1/1994
Fund


                                       58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)



                                         USALLIANZ  USALLIANZ   USALLIANZ   USALLIANZ  USALLIANZ   VALUEMARK    USALLIANZ  VALUEMARK
PORTFOLIO                                 ALTERITY   CHARTER   DIMENSIONS   HIGH FIVE   REWARDS   II AND III  VALUEMARK IV  INCOME
                                                                                                                             PLUS
                                         -------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         11/5/2001   1/6/1999   11/5/2001  10/25/2002  11/5/2001   1/27/1992     2/3/1997  7/1/1994
Templeton Growth Securities Fund           2/1/2000   1/6/1999    3/5/2001  10/25/2002   5/5/2000   3/15/1994     2/3/1997  7/1/1994
USAZ AIM Basic Value Fund                  5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM Blue Chip Fund                    5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM Dent Demographic Trends Fund      5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ AIM International Equity Fund         5/1/2002   5/1/2002    5/1/2002  10/25/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ Alliance Capital Growth and Income   11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
Fund
USAZ Alliance Capital Large Cap Growth    11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
Fund
USAZ Alliance Capital Technology Fund     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Money Market Fund                     2/1/2000  11/5/2001    3/5/2001  10/25/2002   5/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Oppenheimer Emerging Growth Fund      5/1/2002   5/1/2002    5/1/2002    5/1/2002   5/1/2002    5/1/2002     5/1/2002  5/1/2002
USAZ PIMCO Growth and Income Fund         11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ PIMCO Renaissance Fund               11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ PIMCO Value Fund                     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Templeton Developed Markets Fund     11/6/2001  11/5/2001   11/5/2001  10/25/2002  11/5/2001   11/5/2001    11/5/2001 11/5/2001
USAZ Van Kampen Aggressive Growth Fund     5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Comstock Fund              5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Emerging Growth Fund       5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Growth and Income Fund     5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001
USAZ Van Kampen Growth Fund                5/1/2001   5/1/2001    5/1/2001  10/25/2002   5/1/2001    5/1/2001     5/1/2001  5/1/2001

During the years ended December 31, 2002 and 2001, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


CURRENT PORTFOLIO NAME                             PRIOR PORTFOLIO NAME                               EFFECTIVE DATE
Seligman Global Technology Portfolio               Seligman Global Technology Fund                    May 1, 2001
Seligman Small Cap Value Portfolio                 Seligman Small Cap Value Fund                      May 1, 2001
SP Jennison International Growth Portfolio         SP Jennison International Growth Fund              May 1, 2001
SP Strategic Partners Focused Growth Portfolio     SP Strategic Partners Focused Growth Fund          May 1, 2001
AZOA VIP Diversified Assets Fund                   USAllianz VIP Diversified Assets Fund              November 5, 2001
AZOA VIP Fixed Income Fund                         USAllianz VIP Fixed Income Fund                    November 5, 2001
AZOA VIP Global Opportunities Fund                 USAllianz VIP Global Opportunities Fund            November 5, 2001
AZOA VIP Growth Fund                               USAllianz VIP Growth Fund                          November 5, 2001
AZOA VIP Money Market Fund                         USAllianz VIP Money Market Fund                    November 5, 2001
USAZ American Growth Fund                          USAllianz American Growth Fund                     November 5, 2001
USAZ Growth Fund                                   USAllianz Strategic Growth Fund                    November 5, 2001
USAZ Van Kampen Growth Fund                        USAllianz Capital Growth Fund                      November 5, 2001
USAZ Van Kampen Growth and Income Fund             USAllianz Growth and Income Fund                   November 5, 2001
USAZ Van Kampen Aggressive Growth Fund             USAllianz Aggressive Growth Fund                   November 5, 2001
USAZ Van Kampen Comstock Fund                      USAllianz Comstock Fund                            November 5, 2001
Van Kampen LIT Emerging Growth Portfolio           Van Kampen LIT Emerging Growth                     November 5, 2001
AIM V.I. International Growth Fund                 AIM International Equity Fund                      May 1, 2002
AIM V.I. Premier Equity Fund                       AIM V.I. Value Fund                                May 1, 2002


                                       59


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)

CURRENT PORTFOLIO NAME                             PRIOR PORTFOLIO NAME                               EFFECTIVE DATE
Franklin Small Cap Value Securities Fund           Franklin Value Securities Fund                     May 1, 2002
PIMCO VIT High Yield Portfolio                     PIMCO VIT High Yield Bond Portfolio                May 1, 2002
PIMCO VIT Total Return Portfolio                   PIMCO VIT Total Return Bond Portfolio              May 1, 2002
Templeton Foreign Securities Fund                  Templeton International Securities Fund            May 1, 2002
USAZ Money Market Fund                             AZOA VIP Money Market Fund                         May 1, 2002
USAZ Van Kampen Emerging Growth Fund               USAZ American Growth Fund                          May 1, 2002

During the years ended December 31, 2002 and 2001, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


PORTFOLIO                                               DATE CLOSED
Alger American Growth Portfolio                         May 1,2001
Alger American Leveraged AllCap Portfolio               May 1,2001
Van Kampen LIT Enterprise Portfolio                     May 1,2001
Van Kampen LIT Growth and Income Portfolio              May 1,2001
AIM V.I. Growth Fund                                    November 5, 2001
Alger American Small Capitalization Portfolio           November 5, 2001
Davis VA Real Estate Portfolio                          November 5, 2001
Franklin Aggressive Growth Securities Fund              November 5, 2001
Franklin Global Health Care Securities Fund             November 5, 2001
Franklin Money Market Fund                              November 5, 2001
Franklin Natural Resources Securities Fund              November 5, 2001
Franklin Technology Securities Fund                     November 5, 2001
J.P. Morgan International Opportunities Portfolio       November 5, 2001
J.P. Morgan US Disciplined Equity Portfolio             November 5, 2001
Templeton Asset Strategy Fund                           November 5, 2001
Templeton Global Income Securities Fund                 November 5, 2001
Templeton International Smaller Companies Fund          November 5, 2001
AZOA VIP Diversified Assets Fund                        May 1, 2002
AZOA VIP Fixed Income Fund                              May 1, 2002
AZOA VIP Global Opportunities Fund                      May 1, 2002
AZOA VIP Growth Fund                                    May 1, 2002
USAZ Growth Fund                                        May 1, 2002
Van Kampen LIT Emerging Growth Portfolio                May 1, 2002
AIM V. I. Capital Appreciation Fund                     May 1, 2002
AIM V. I. International Growth Fund                     May 1, 2002
AIM V. I. Premier Equity Fund                           May 1, 2002
Alger American MidCap Growth Portfolio                  May 1, 2002
Franklin  S&P 500 Index Fund                            May 1, 2002
Seligman Global Technology Fund                         May 1, 2002


During the years ended December 31, 2002 and 2001, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)

CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
Templeton Pacific Growth Fund                           Templeton International Securities Fund         March 29, 2001
Franklin Global Health Care Securities                  Franklin Small Cap Fund                         May 1, 2002
Templeton International Smaller Companies               Templeton Foreign Securities Fund               May 1, 2002
Franklin Natural Resources Securities                   Franklin Growth and Income Securities Fund      May 1, 2002
AZOA VIP Growth Fund                                    USAZ Van Kampen Emerging Growth Fund            November 15, 2002
AZOA VIP Global Opportunities Fund                      USAZ Templeton Developed Markets Fund           November 15, 2002
AZOA VIP Fixed Income Fund                              PIMCO VIT Total Return Portfolio                November 15, 2002
AZOA VIP Diversified Assets Fund                        PIMCO VIT Total Return Portfolio                November 15, 2002
USAZ Growth Fund                                        USAZ Van Kampen Aggressive Growth Fund          November 15, 2002


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

     NET DEPOSIT                        BONUS PAID
     $15,000 to 24,999                       4%
     $25,000 to 99,999                       5%
     $100,000 to 999,999                     6%
     $1,000,000 to 4.999 million             7%
     $5,000,000 or more                      8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED
     0 to 12                                0%
     13 to 24                               35%
     25 to 36                               70%
     37+                                   100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
USAllianz Alterity Traditional - Option 1                                     1.25%                     0.15%
USAllianz Alterity Traditional - Option 2                                     1.45%                     0.15%
USAllianz Alterity - Enhanced                                                 1.75%                     0.15%
USAllianz Alterity  Optional - Option 1                                       1.55%                     0.15%
USAllianz Alterity  Optional - Option 2                                       1.75%                     0.15%
USAllianz Charter - Traditional                                               1.00%                     0.15%
USAllianz Charter - Enhanced                                                  1.20%                     0.15%
USAllianz Dimensions - Plan 1                                                 1.35%                     0.15%
USAllianz Dimensions - Plan 2                                                 1.55%                     0.15%
USAllianz Dimensions - Plan 3                                                 1.65%                     0.15%
USAllianz Dimensions - Plan 4                                                 1.85%                     0.15%


                                       61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
USAllianz Dimensions - Plan 5                                                 1.65%                     0.15%
USAllianz Dimensions - Plan 6                                                 1.75%                     0.15%
USAllianz High Five Traditional                                               1.25%                     0.15%
USAllianz High Five Enhanced                                                  1.45%                     0.15%
USAllianz Rewards - Traditional Option 1                                      1.50%                     0.15%
USAllianz Rewards - Traditional Option 2                                      1.80%                     0.15%
USAllianz Rewards - Enhanced Option 1                                         1.70%                     0.15%
USAllianz Rewards - Enhanced Option 2                                         1.80%                     0.15%
USAllianz Rewards - Enhanced Option 3                                         2.00%                     0.15%
Valuemark II & III                                                            1.25%                     0.15%
USAllianz Valuemark IV - Death Benefit Option 1 & 2 with standard             1.34%                     0.15%
contract charges
USAllianz Valuemark IV - Death Benefit Option 3 with standard                 1.44%                     0.15%
contract charges.
USAllianz Valuemark IV - Death Benefit Option 1 & 2 with GMIB                 1.64%                     0.15%
USAllianz Valuemark IV - Death Benefit Option 3 with GMIB.                    1.74%                     0.15%
Valuemark Income Plus                                                         1.25%                     0.15%

The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)



                                                        Charges for     Charges for
                                                       Contract with     Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)               TRADITIONAL        with
                                                            GMIB       ENHANCED GMIB

Traditional Guaranteed Minimum Death Benefit               1.40%           1.70%
                                                        (Traditional    (Optional -
                                                        - Option 1)      Option 1)


Earnings Protection Guaranteed Minimum Death Benefit       1.60%           1.90%
                                                        (Traditional    (Optional -
                                                         -Option 2)      Option 2)

Enhanced Guaranteed Minimum Death Benefit                  1.70%           1.90%
                                                        (Optional -      (Enhanced)
                                                         Option 1)




The M&E charge and administrative charge for USAllianz Rewards can be summarized as follows:

USAllianz Rewards provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Death Benefit/Enhanced Guaranteed Minimum Income Benefit). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.) The enhanced GMIB is only available to contracts purchased on or after September 27, 2002.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                             Charges for
                                                        Charges for        Contract without       Charges for
(includes 0.15% of administration charge)             Contract without        Enhanced           Contract with
                                                       Enhanced GMIB*           GMIB             Enhanced GMIB
---------------------------------------------------- -------------------- ------------------- ---------------------
Traditional Guaranteed Minimum Death Benefit                                    1.65%                1.95%
                                                                          (Traditional-Option 1)  (Traditional-Option 2)
Enhanced Guaranteed Minimum Death Benefit
                                                            1.85%               1.95%                2.15%
                                                   (Enhanced - Option 1)  (Enhanced-Option 2)    (Enhanced-Option 3)

     *Enhanced GMDB (pre 9/27/02)

USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP) which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP) which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals. The last option is the earnings protection GMDB which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract, this amount will be limited to the amount of principal adjusted for withdrawals.

The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                                                  Return of                     Earnings
                    (INCLUDES 0.15% OF            Principal       Double       Protection
                    ADMINISTRATION CHARGE)          GMDB      Principal GMDB      GMDB
                    ---------------------------- ------------ --------------- -------------
                    Guaranteed Principal           1.50%         1.80%          1.70%
                    Protector (GPP)               (Plan 1)       (Plan 3)       (Plan 5)

                    Guaranteed Principal            1.70%         2.00%           1.90%
                    Accumulator (GPA)             (Plan 2)       (Plan 4)       (Plan 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz High Five provides for Living Gaurantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

Along with the Living Guarantees, USAllianz High Five provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or a Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five can be summarized as follows:

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


EXPENSES (CONTINUED)




     Guaranteed Income and Death
     BENEFIT OPTIONS             ANNUAL EXPENSES   BENEFIT

     Traditional GMDB                 1.40%        The Death Benefit less any premium tax, will be the greater of the contract value or the cummulative purchase payments less partial withdrawals.
     Enhanced GMDB                    1.60%        The Death Benefit less any premium tax will be the greatest of the following amounts. The contract value, highest contract anniversary value up to age 80; or
                                                   purchase payments less partial withdrawals.


High Five contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.


USAllianz Valuemark IV offers the following  Guaranteed Income and Death Benefit
Options:



Guaranteed Income and Death
BENEFIT OPTIONS              ANNUAL EXPENSES   BENEFIT

Death Benefit Option 1 with       1.49%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
standard contract charges.                     contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                               contract     value;    or  purchase   payments  less withdrawals for contracts
                                               in the accumulation  phase.
Death Benefit Option 2 with       1.49%        The Income and Death Benefit Option 2 provides the greater of the highest contract
standard contract charges.                     anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation phase.
Death Benefit Option 3 with       1.59%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
standard contract charges.                     guarantees the greater of purchase payments less withdrawals or contract value +40%
                                               of gains (25% if issue age is 70 or older), for contracts in the accumulation phase. (Gains are capped at principal)
Death Benefit Option 1 with       1.79%        The Income and Death Benefit Option 1 provides the greater of the highest 6th year
GMIB                                           contract anniversary up to age 80; 5% annual increasing death benefit up to age 80;
                                               contract     value;    or  purchase   payments  less  withdrawals for contracts
                                               in  the  accumulation  or  payout phase.
Death Benefit Option 2 with       1.79%        The Income and Death Benefit Option 2 provides the greater of the highest contract
GMIB                                           anniversary value up to age 80; contract value; or purchase payments less withdrawals for contracts in the accumulation or payout phase.
Death Benefit Option 3 with       1.89%        The Earnings Protection Death Benefit and Enhanced Income Benefit Option 3
GMIB.                                          guarantees the greater of purchase payments less withdrawals or contract value +40%
                                               of gains (25% if issue age is 70 or older), for contracts in the accumulation or payout phase. (Gains are capped at principal)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          14           12           6          20            6           5
      Alterity Traditional - Option 2                           0            0           0           1            0           0
      Alterity Enhanced                                        50           15          15          56            8           5
      Alterity Optional - Option 1                             28           15          14          53            6           4
      Alterity Optional - Option 2                              3            0           0           4            0           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            2           0           3            0           0
      Dimensions - Option 4                                     1            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           38           24          20          46           31          15
      Rewards Traditional - Option 2                            0            0           0           0            0           0
      Rewards Enhanced - Option 1                              38           17           4          29           18           6
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            0           0
      Valuemark II & III                                        0           79           0           0           94          40
      Valuemark IV - Option 1                                   0           96           0           0           97          43
      Valuemark IV - Option 2                                   0            0           0           0            0           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                       0            1           6           2            0           0
      Charter Enhanced                                          0            0           1           3            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            172          261          67         218          260         118
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       ALGER          ALGER     AZOA VIP    AZOA VIP     AZOA VIP    AZOA VIP
                                AMERICAN AMERICAN
                                                        MIDCAP       SMALL     DIVERSIFIED    FIXED       GLOBAL
                                                        GROWTH    CAPITALIZATIO  ASSETS      INCOME    OPPORTUNITIES  GROWTH
                                                       PORTFOLIO   PORTFOLIO   N  FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          25            1          12          24            1           1
      Alterity Traditional - Option 2                           0            0           0           0            0           0
      Alterity Enhanced                                        66            8          29          14            1           7
      Alterity Optional - Option 1                             80            5           7          18            2           5
      Alterity Optional - Option 2                              6            0           2           0            0           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     2            0           0           0            0           0
      Dimensions - Option 4                                     1            0           0           0            1           2
      Dimensions - Option 5                                     0            0           0           1            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           42            5           8          16            1           8
      Rewards Traditional - Option 2                            0            0           0           0            0           0
      Rewards Enhanced - Option 1                              51            4          11          16            1          14
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            0           0
      Valuemark II & III                                        0            0           6          21            1           3
      Valuemark IV - Option 1                                   0            0          12          21            1           6
      Valuemark IV - Option 2                                   0            0           0           0            0           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                       2            0           0           1            0           0
      Charter Enhanced                                          3            0           0           2            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            278           23          87         134            9          46
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       DAVIS VA     DAVIS VA    DAVIS VA    DREYFUS       DREYFUS    FRANKLIN
                                                                                                                    AGGRESSIVE
                                                                                            SMALL CAP                 GROWTH
                                                       FINANCIAL  REAL ESTATE     VALUE       STOCK    STOCK INDEX  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  INDEX FUND      FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          14            4          44           2            6           0
      Alterity Traditional - Option 2                           0            0           1           0            0           0
      Alterity Enhanced                                        78           11         172          38           90           0
      Alterity Optional - Option 1                             37           31         125          16           48           0
      Alterity Optional - Option 2                              9            0          15           2            9           0
      Dimensions - Option 1                                     0            0           1           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           0            0           0
      Dimensions - Option 4                                     1            0           2           0            0           0
      Dimensions - Option 5                                     0            0           1           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           32           19          94           1            8           0
      Rewards Traditional - Option 2                            1            0           1           1            1           0
      Rewards Enhanced - Option 1                              32            8          45           1            5           0
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               1            0           3           2            4           0
      Valuemark II & III                                        0            0           4           2           14          31
      Valuemark IV - Option 1                                   0            0           5           2           20          31
      Valuemark IV - Option 2                                   1            0           2           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            1           0
      Charter Traditional                                       2            0           7           0            1           0
      Charter Enhanced                                          1            0           7           0            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            209           73         530          68          208          62
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN    FRANKLIN
                                                        GLOBAL       GLOBAL    GROWTH AND                            LARGE CAP
                                                    COMMUNICATIONS HEALTH CARE   INCOME       HIGH        INCOME      GROWTH
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME     SECURITIES  SECURITIES
                                                        FUND           FUND       FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           0            0          44           7           10           9
      Alterity Traditional - Option 2                           0            0           3           0            0           0
      Alterity Enhanced                                         5            0         100          13           46          42
      Alterity Optional - Option 1                              1            0          80           7           21          29
      Alterity Optional - Option 2                              1            0          10           3            7           6
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           6           1            0           1
      Dimensions - Option 4                                     0            0           1           0            0           1
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            0            0          44           5           14           8
      Rewards Traditional - Option 2                            0            0           1           0            1           2
      Rewards Enhanced - Option 1                               1            0          43           4           11           7
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           2           0            1           2
      Valuemark II & III                                    1,994           55       5,442         981        4,827       1,470
      Valuemark IV - Option 1                                 230           45       1,681         654        1,389       1,483
      Valuemark IV - Option 2                                   0            0           6           3           14           3
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           2           1            1           0
      Charter Traditional                                       2            1          10           4           23           8
      Charter Enhanced                                          1            0           4           2           10           3
                                                      --------------------------------------------------------------------------
    Total Expenses                                          2,235          101       7,479       1,685        6,375       3,074
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN    FRANKLIN
                                                                    NATURAL                  RISING
                                                         MONEY     RESOURCES      REAL      DIVIDENDS
                                                        MARKET     SECURITIES    ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND         FUND        FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           0            0          17          46            4          29
      Alterity Traditional - Option 2                           0            0           0           1            0           0
      Alterity Enhanced                                         0            0          72         185           49         125
      Alterity Optional - Option 1                              0            0          49         122           32          70
      Alterity Optional - Option 2                              0            0          17          20            5          10
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           0           1            1           2
      Dimensions - Option 4                                     0            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            0            0          14          91           12          47
      Rewards Traditional - Option 2                            0            0           1           2            0           1
      Rewards Enhanced - Option 1                               0            0          12          64            3          33
      Rewards Enhanced - Option 2                               0            0           0           1            0           0
      Rewards Enhanced - Option 3                               0            0           3           5            0           2
      Valuemark II & III                                    1,413           84       1,148       3,078          219       1,446
      Valuemark IV - Option 1                                 530           26         519       1,149          196       1,190
      Valuemark IV - Option 2                                   0            0           2           5            3           2
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           1           1            0           1
      Charter Traditional                                       4            0          15          11            1          12
      Charter Enhanced                                          1            0           3           6            0           4
                                                      --------------------------------------------------------------------------
    Total Expenses                                          1,948          110       1,874       4,789          525       2,974
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       FRANKLIN     FRANKLIN    FRANKLIN    FRANKLIN     FRANKLIN       J.P.
                                                       SMALL CAP                                                      MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO                  INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          11            0          67           7            8           3
      Alterity Traditional - Option 2                           0            0           2           0            0           0
      Alterity Enhanced                                        63            0         232          20           22           0
      Alterity Optional - Option 1                             31            0         133           9            8           2
      Alterity Optional - Option 2                              6            0          19           2            3           0
      Dimensions - Option 1                                     0            0           1           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     2            0           7           0            0           0
      Dimensions - Option 4                                     0            0           5           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           11            0         142          14           21           3
      Rewards Traditional - Option 2                            0            0           3           1            1           0
      Rewards Enhanced - Option 1                               6            0         109           6           13           3
      Rewards Enhanced - Option 2                               0            0           2           1            0           0
      Rewards Enhanced - Option 3                               1            0          11           1            2           0
      Valuemark II & III                                      247           20       3,706         528          427           0
      Valuemark IV - Option 1                                 225           21       1,177         219          241           0
      Valuemark IV - Option 2                                   3            0           9           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            3           0
      Valuemark IV - Option 4                                   2            0           4           0            2           0
      Charter Traditional                                       5            0          33           5            4           0
      Charter Enhanced                                          1            0          15           1            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            614           41       5,677         815          756          11
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                         J.P.
                                                        MORGAN
                                                         U.S.                   MUTUAL      MUTUAL    OPPENHEIMER  OPPENHEIMER
                                                      DISCIPLINED  JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                        EQUITY    20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                       PORTFOLIO   PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           4            1          22          49           28          15
      Alterity Traditional - Option 2                           0            0           1           2            0           0
      Alterity Enhanced                                         6           11         107         180          169          33
      Alterity Optional - Option 1                              4           12          71         130          128          24
      Alterity Optional - Option 2                              0            3          16          18           15           2
      Dimensions - Option 1                                     0            0           0           0            1           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           6            1           0
      Dimensions - Option 4                                     0            0           1           0            1           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            3            1          39          69           59          31
      Rewards Traditional - Option 2                            0            0           1           2            2           0
      Rewards Enhanced - Option 1                               5            1          25          62           31          12
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           3           2            4           0
      Valuemark II & III                                        0            0         730       1,545            5           2
      Valuemark IV - Option 1                                   0            0       1,284       3,076            5           9
      Valuemark IV - Option 2                                   0            0           2          11            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           2           1            0           0
      Charter Traditional                                       0            0          13          22           56           2
      Charter Enhanced                                          0            0           5           8            3           2
                                                      --------------------------------------------------------------------------
    Total Expenses                                             22           29       2,323       5,183          509         132
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:



                                                      OPPENHEIMER
                                                         MAIN
                                                        STREET     PIMCO VIT   PIMCO VIT   PIMCO VIT    SELIGMAN    SELIGMAN
                                                       GROWTH &                STOCKSPLUS     TOTAL       GLOBAL     SMALL-CAP
                                                        INCOME     HIGH YIELD  GROWTH AND    RETURN     TECHNOLOGY     VALUE
                                                        FUND/VA    PORTFOLIO     INCOME     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          50           15           7          95           10          31
      Alterity Traditional - Option 2                           1            2           0           3            0           1
      Alterity Enhanced                                       173           81          57         422           24         262
      Alterity Optional - Option 1                            112           47          34         298           20         113
      Alterity Optional - Option 2                             13            7           4          43            2          27
      Dimensions - Option 1                                     1            0           1           4            0           0
      Dimensions - Option 2                                     0            0           0           1            0           0
      Dimensions - Option 3                                     3            0           0          17            1           2
      Dimensions - Option 4                                     1            0           0           5            0           2
      Dimensions - Option 5                                     0            0           0           1            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           73           20          20         175           24         105
      Rewards Traditional - Option 2                            1            2           0           5            0           2
      Rewards Enhanced - Option 1                              77           13          14         138           19          60
      Rewards Enhanced - Option 2                               0            0           0           2            0           0
      Rewards Enhanced - Option 3                               3            1           1           8            0           2
      Valuemark II & III                                        4           20           8          76            0           5
      Valuemark IV - Option 1                                   4           41           5          95            0           4
      Valuemark IV - Option 2                                   1            1           0           9            0           2
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            1           0           3            0           0
      Charter Traditional                                       4            5           1          30            0           4
      Charter Enhanced                                          2            5           1          12            1           4
                                                      --------------------------------------------------------------------------
    Total Expenses                                            523          261         153       1,442          101         626
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                       SP
                                                          SP       STRATEGIC    TEMPLETON   TEMPLETON    TEMPLETON   TEMPLETON
                                                       JENNISON     PARTNERS               DEVELOPING                 GLOBAL
                                                      INTERNATIONAL  FOCUSED       ASSET      MARKETS     FOREIGN      INCOME
                                                        GROWTH       GROWTH     STRATEGY   SECURITIES   SECURITIES  SECURITIES
                                                       PORTFOLIO    PORTFOLIO      FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           1            5           0           9            4           0
      Alterity Traditional - Option 2                           0            0           0           0            0           0
      Alterity Enhanced                                         6           23           0          26           40           0
      Alterity Optional - Option 1                              3           10           0          51           30           0
      Alterity Optional - Option 2                              2            2           0           4            2           0
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     1            0           0           2            0           0
      Dimensions - Option 4                                     0            0           0           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            5            7           0           9            3           0
      Rewards Traditional - Option 2                            0            0           0           0            1           0
      Rewards Enhanced - Option 1                               1            7           0           6            6           0
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           0           0            2           0
      Valuemark II & III                                        3            4         175         552        3,293         436
      Valuemark IV - Option 1                                   6            5         138         269          891         141
      Valuemark IV - Option 2                                   0            0           0           0            2           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            0           0           0            0           0
      Charter Traditional                                      12            0           0          20           58           4
      Charter Enhanced                                          1            0           0           1            6           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                             41           63         313         949        4,338         581
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                        TEMPLETON     TEMPLETON
                                                                    INTERNATIONAL   USAZ AIM      USAZ AIM      USAZ AIM
                                                         GROWTH        SMALLER                                    DENT
                                                       SECURITIES     COMPANIES    BASIC VALUE    BLUE CHIP    DEMOGRAPHIC
                                                          FUND          FUND          FUND          FUND       TRENDS FUND
                                                      ----------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                            24             0             3             2             1
      Alterity Traditional - Option 2                             0             0             0             0             0
      Alterity Enhanced                                         102             0            57            23             9
      Alterity Optional - Option 1                               54             0            26            13             7
      Alterity Optional - Option 2                                7             0             4             3             2
      Dimensions - Option 1                                       0             0             0             0             0
      Dimensions - Option 2                                       0             0             0             0             0
      Dimensions - Option 3                                       2             0             0             0             0
      Dimensions - Option 4                                       1             0             0             0             0
      Dimensions - Option 5                                       0             0             0             0             0
      Dimensions - Option 6                                       0             0             0             0             0
      High Five Traditional                                       0             0             0             0             0
      High Five Enhanced                                          0             0             0             0             0
      Rewards Traditional - Option 1                             29             0             6             4             1
      Rewards Traditional - Option 2                              1             0             1             0             0
      Rewards Enhanced - Option 1                                36             0             5             5             1
      Rewards Enhanced - Option 2                                 0             0             0             1             0
      Rewards Enhanced - Option 3                                 3             0             2             2             0
      Valuemark II & III                                      2,970            23             5             1             0
      Valuemark IV - Option 1                                 1,801            33             4             3             0
      Valuemark IV - Option 2                                     5             0             2             0             1
      Valuemark IV - Option 3                                     0             0             0             0             0
      Valuemark IV - Option 4                                     1             0             0             0             0
      Charter Traditional                                        20             0             0             0             0
      Charter Enhanced                                            7             0             0             0             0
                                                      ----------------------------------------------------------------------
    Total Expenses                                            5,063            56           115            57            22
                                                      ----------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                                                  USAZ        USAZ
                                                                                ALLIANCE    ALLIANCE      USAZ
                                                        USAZ AIM                CAPITAL     CAPITAL     ALLIANCE      USAZ
                                                      INTERNATIONAL             GROWTH AND  LARGE CAP    CAPITAL      MONEY
                                                        EQUITY     USAZ ALGER    INCOME     GROWTH     TECHNOLOGY    MARKET
                                                         FUND      GROWTH FUND    FUND        FUND        FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                      2            1           4           6            1          78
      Alterity Traditional - Option 2                      0            0           0           0            0           0
      Alterity Enhanced                                   22            8          40          58           26         264
      Alterity Optional - Option 1                         9           11          21          34            8         165
      Alterity Optional - Option 2                         1            1           5           5            2          25
      Dimensions - Option 1                                0            0           0           0            0           1
      Dimensions - Option 2                                0            0           0           0            0           0
      Dimensions - Option 3                                0            0           1           0            0           3
      Dimensions - Option 4                                0            0           1           0            0           0
      Dimensions - Option 5                                0            0           0           0            0           1
      Dimensions - Option 6                                0            0           0           0            0           0
      High Five Traditional                                0            0           0           0            0           0
      High Five Enhanced                                   0            0           0           0            0           0
      Rewards Traditional - Option 1                       7            6          11           9            3         203
      Rewards Traditional - Option 2                       0            0           1           1            0           3
      Rewards Enhanced - Option 1                          1            2           6           7            2         163
      Rewards Enhanced - Option 2                          0            0           0           0            0           1
      Rewards Enhanced - Option 3                          0            0           2           1            1           6
      Valuemark II & III                                   0            8          31          14           17         328
      Valuemark IV - Option 1                              0            5          19          12           14         226
      Valuemark IV - Option 2                              0            0           1           1            0           6
      Valuemark IV - Option 3                              0            0           0           0            0           0
      Valuemark IV - Option 4                              0            0           1           0            0           3
      Charter Traditional                                 11            0           0           0            0         306
      Charter Enhanced                                     0            0           1           0            0          16
                                                     ----------------------------------------------------------------------
    Total Expenses                                        53           42         145         148           74       1,798
                                                     ----------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       USAZ                                               USAZ       USAZ VAN
                                                      OPPENHEIMER                 USAZ                  TEMPLETON     KAMPEN
                                                       EMERGING    USAZ PIMCO    PIMCO       USAZ       DEVELOPED   AGGRESSIVE
                                                        GROWTH     GROWTH AND  RENAISSANCE   PIMCO       MARKETS      GROWTH
                                                         FUND     INCOME FUND     FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           1            2          17           7            1           4
      Alterity Traditional - Option 2                           0            0           2           0            0           0
      Alterity Enhanced                                        25           28         287          81            1          53
      Alterity Optional - Option 1                              7           14         125          26            3          18
      Alterity Optional - Option 2                              2            3          32          12            0           4
      Dimensions - Option 1                                     0            0           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     0            0           1           3            0           0
      Dimensions - Option 4                                     0            0           1           1            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                            1            4          31           9            1           4
      Rewards Traditional - Option 2                            0            1           2           0            0           0
      Rewards Enhanced - Option 1                               1            3          32           7            1           7
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               0            0           4           1            0           0
      Valuemark II & III                                        0           16          66          39            2           6
      Valuemark IV - Option 1                                   0            8          55          24            1           9
      Valuemark IV - Option 2                                   0            0           4           1            0           1
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   0            1           3           0            0           0
      Charter Traditional                                       0            1           6           3            2           1
      Charter Enhanced                                          0            2           4           2            0           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                             37           83         672         216           12         107
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                       USAZ VAN     USAZ VAN    USAZ VAN    USAZ VAN    VAN KAMPEN   VAN
                                                                                 KAMPEN
                                                        KAMPEN       KAMPEN    GROWTH AND    KAMPEN      EMERGING   KAMPEN LIT
                                                       COMSTOCK     EMERGING     INCOME      GROWTH       GROWTH    ENTERPRISE
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                          19           12          15           4            9           1
      Alterity Traditional - Option 2                           3            2           1           0            0           0
      Alterity Enhanced                                       336          115         155          63           90           2
      Alterity Optional - Option 1                            132           60          97          38           35           0
      Alterity Optional - Option 2                             21            9           8           3            3           0
      Dimensions - Option 1                                     0            1           0           0            0           0
      Dimensions - Option 2                                     0            0           0           0            0           0
      Dimensions - Option 3                                     1            0           1           0            0           0
      Dimensions - Option 4                                     1            1           0           0            0           0
      Dimensions - Option 5                                     0            0           0           0            0           0
      Dimensions - Option 6                                     0            0           0           0            0           0
      High Five Traditional                                     0            0           0           0            0           0
      High Five Enhanced                                        0            0           0           0            0           0
      Rewards Traditional - Option 1                           39           19          32          10           17           3
      Rewards Traditional - Option 2                            1            1           1           0            0           0
      Rewards Enhanced - Option 1                              88           35         130          53           30           1
      Rewards Enhanced - Option 2                               0            0           0           0            0           0
      Rewards Enhanced - Option 3                               3            2           2           1            0           0
      Valuemark II & III                                       38           16          24           4            9           0
      Valuemark IV - Option 1                                  48           16          25           9           10           0
      Valuemark IV - Option 2                                   8            2           7           1            1           0
      Valuemark IV - Option 3                                   0            0           0           0            0           0
      Valuemark IV - Option 4                                   3            0           1           0            1           0
      Charter Traditional                                       5            1           4           0            1           0
      Charter Enhanced                                          2            1           2           0            2           0
                                                      --------------------------------------------------------------------------
    Total Expenses                                            748          293         505         186          208           7
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2002 are listed in the following table:


                                                         VAN
                                                      KAMPEN LIT
                                                      GROWTH AND
                                                        INCOME       TOTAL ALL
                                                       PORTFOLIO       FUNDS
                                                      -------------------------
 Expenses:
    Mortality and expense risk and administrative charges:
      Alterity Traditional - Option 1                           4        1,023
      Alterity Traditional - Option 2                           0           26
      Alterity Enhanced                                         2        5,104
      Alterity Optional - Option 1                             10        3,088
      Alterity Optional - Option 2                              0          471
      Dimensions - Option 1                                     0           11
      Dimensions - Option 2                                     0            1
      Dimensions - Option 3                                     0           75
      Dimensions - Option 4                                     0           35
      Dimensions - Option 5                                     0            4
      Dimensions - Option 6                                     0            0
      High Five Traditional                                     0            0
      High Five Enhanced                                        0            0
      Rewards Traditional - Option 1                           13        1,939
      Rewards Traditional - Option 2                            0           46
      Rewards Enhanced - Option 1                               3        1,711
      Rewards Enhanced - Option 2                               0            8
      Rewards Enhanced - Option 3                               0           96
      Valuemark II & III                                        0       37,855
      Valuemark IV - Option 1                                   0       19,604
      Valuemark IV - Option 2                                   0          127
      Valuemark IV - Option 3                                   0            3
      Valuemark IV - Option 4                                   0           37
      Charter Traditional                                       0          752
      Charter Enhanced                                          0          158
                                                      -------------------------
    Total Expenses                                             32       72,174
                                                      -------------------------



CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts and $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $2,494,847 and $2,715,176 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                            CONTINGENT DEFERRED SALES CHARGE
   Years Since         Valuemark      Valuemark                                          USAllianz      USAllianz     USAllianz
     Payment              II             III        Valuemark IV   USAllianz Alterity   Dimensions      High Five      Rewards
------------------ -- ------------ ---------------- -------------- ------------------- -------------- -------------- ------------

       0-1                5%             6%              6%                7%               8%             8%           8.5%
       1-2                5%             5%              6%                6%               7%             8%           8.5%
       2-3                4%             4%              6%                5%               7%             7%           8.5%
       3-4                3%             3%              5%                4%               6%             6%           8.5%
       4-5               1.5%           1.5%             4%                3%               5%             5%            8%
       5-6                0%             0%              3%                0%               4%             4%            7%
       6-7                0%             0%              2%                0%               3%             3%            6%
       7-8                0%             0%              0%                0%               0%             0%            5%
       8-9                0%             0%              0%                0%               0%             0%            4%
      9-10                0%             0%              0%                0%               0%             0%            3%
      10 +                0%             0%              0%                0%               0%             0%            0%

Total  contingent  deferred sales charges paid by the contract owners during the
years  ended  December  31,  2002  and  2001  were   $4,959,998  and  $4,968,678
respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2002 and 2001 were $107,704 and $109,509, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 2002 and 2001 were $232,681,965 and $9,947,289, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

CAPITALIZATION

Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the year ended December 31, 2002.


                                                              CAPITALIZATION     DATE OF
PORTFOLIO                                                       AMOUNT        CAPITALIZATION

USAZ Oppenheimer Emerging Growth                                10,000,000       5/1/2002
USAZ AIM Dent Demographic Trends Fund                            3,000,000       5/1/2002
USAZ AIM Basic Value Fund                                        3,000,000       5/1/2002
USAZ AIM Blue Chip Fund                                          3,000,000       5/1/2002
USAZ AIM International Equity Fund                               3,000,000       5/1/2002


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

2.        SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CAPITALIZATION (CONTINUED)


Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. No more than 50,000 shares for every million dollars of market value that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity for the period ending December 31, 2002 is summarized in the table below.


                                                                      Realized                                  Unrealized
                                                          Seed      Gain\Loss on     Remaining   Seed Capital     Gain\
                                                         Capital                                                Loss as of
PORTFOLIO                                              RECAPTURED     RECAPTURE    SEED CAPITAL  MARKET VALUE   12/31/2002

USAZ AIM Basic Value Fund                                3,000,000       (519,230)             0             0            0
USAZ AIM Blue Chip Fund                                  3,000,000       (464,920)             0             0            0
USAZ AIM Dent Demographic Trends Fund                      980,000       (207,480)     2,020,000     1,539,240    (480,760)
USAZ AIM International Equity Fund                       3,000,000       (524,980)             0             0            0
USAZ Van Kampen Aggressive Growth Fund                   1,000,000       (238,595)             0             0            0
USAZ Alger Growth Fund                                   1,000,000       (122,725)             0             0            0
USAZ Oppenheimer  Emerging Growth Fund                   2,420,000       (531,980)     7,580,000     6,132,220  (1,447,780)
USAZ Allianz Capital Technology Fund                     3,090,000       (759,540)       910,000       576,940    (333,060)
USAZ Allianz Capital Large Cap Fund                      5,000,000       (630,110)             0             0            0
USAZ Alliance Capital Growth and Income Fund             4,700,000       (189,066)             0             0            0
USAZ PIMCO Value Fund                                    2,500,000         354,273             0             0            0
USAZ PIMCO Renaissance Fund                              1,100,000         102,622             0             0            0
USAZ PIMCO Growth & Income Fund                          2,900,000       (244,030)       100,000        81,780     (18,220)
USAZ Templeton Developed Markets                                 0          40,695     5,000,000     4,375,000    (625,000)
                                                       ---------------------------------------------------------------------
                          Total                         33,690,000     (3,935,066)    15,610,000    12,705,180  (2,904,820)


3. FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended            COST OF        PROCEEDS FROM
December 31, 2002  were as follows.                                                    PURCHASES           SALES
                                                                               ------------------------------------
 AIM V.I. Capital Appreciation Fund                                                       4,992              4,156
 AIM V.I. Growth Fund                                                                       103              7,005
 AIM V.I. International Growth Fund                                                      72,026             72,798
 AIM V.I. Premier Equity Fund                                                             7,164              6,143
 Alger American Growth Portfolio                                                            139              7,054
 Alger American Leveraged AllCap Portfolio                                                   33              4,258
 Alger American MidCap Growth Portfolio                                                   9,728              5,869
 Alger American Small Capitalization Portfolio                                                1                413
 AZOA VIP Diversified Assets Fund                                                         2,992              7,514
 AZOA VIP Fixed Income Fund                                                               4,849             13,834
 AZOA VIP Global Opportunities Fund                                                       1,092              1,531
 AZOA VIP Growth Fund                                                                     1,318              3,656
 Davis VA Financial Portfolio                                                            16,920              3,557
 Davis VA Real Estate Portfolio                                                             163                799
 Davis VA Value Portfolio                                                                47,520              4,520
 Dreyfus Small Cap Stock Index Fund                                                      17,247              1,211
 Dreyfus Stock Index Fund                                                                51,843              4,653
 Franklin Aggressive Growth Securities Fund                                                   9              1,636
 Franklin Global Communications Securities Fund                                           4,004             49,648
 Franklin Global Health Care Securities Fund                                                  -             22,304
 Franklin Growth and Income Securities Fund                                             110,996            127,923
 Franklin High Income Fund                                                               81,209             81,102
 Franklin Income Securities Fund                                                         80,869             99,628
 Franklin Large Cap Growth Securities Fund                                               40,599             78,964
 Franklin Money Market Fund                                                                 130             80,210
 Franklin Natural Resources Securities Fund                                                 173             26,733
 Franklin Real Estate Fund                                                               47,359             40,077
 Franklin Rising Dividends Securities Fund                                               85,143             68,006
 Franklin S&P 500 Index Fund                                                             14,183             21,024
 Franklin Small Cap Fund                                                                115,045            114,882
 Franklin Small Cap Value Securities Fund                                                37,421             15,827
 Franklin Technology Securities Fund                                                          3              1,317
 Franklin U.S. Government Fund                                                          154,592             88,687
 Franklin Zero Coupon Fund 2005                                                          22,474             13,590
 Franklin Zero Coupon Fund 2010                                                          53,387             41,117
 J.P. Morgan International Opportunities Portfolio                                            4                226
 J.P. Morgan U.S. Disciplined Equity Portfolio                                                2                379
 Jennison 20/20 Focus Portfolio                                                           5,902                301
 Mutual Discovery Securities  Fund                                                      122,631            111,312
 Mutual Shares Securities Fund                                                           85,673             94,374
 Oppenheimer Global Securities Fund/VA                                                  670,641            626,965
 Oppenheimer High Income Fund/VA                                                         29,861             19,918
 Oppenheimer Main Street Growth & Income Fund/VA                                         46,081              7,088
 PIMCO VIT High Yield Portfolio                                                          70,004             44,022
 PIMCO VIT StocksPLUS Growth and Income                                                  15,211              3,134
 PIMCO VIT Total Return Portfolio                                                       182,342             23,399
 Seligman Global Technology Portfolio                                                     3,713              4,273
 Seligman Small-Cap Value Portfolio                                                      63,456             10,882
 SP Jennison International Growth Portfolio                                             169,313            167,620

                                       81

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

The cost of purchases  and  proceeds  from sales of  investments  for year ended
December 31, 2002 were as follows.
                                                                                    COST OF        PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                               ------------------------------------
 SP Strategic Partners Focused Growth Portfolio                                           7,564              2,028
 Templeton Asset Strategy Fund                                                              595              7,376
 Templeton Developing Markets Securities Fund                                           133,532            134,580
 Templeton Foreign Securities Fund                                                      388,773            426,480
 Templeton Global Income Securities Fund                                                    490             12,304
 Templeton Growth Securities Fund                                                        77,016            108,100
 Templeton International Smaller Companies Fund                                             514             14,456
 Templeton Pacific Growth Securities                                                         -                  -
 USAZ AIM Basic Value Fund                                                               23,950              1,644
 USAZ AIM Blue Chip Fund                                                                 14,701              2,148
 USAZ AIM Dent Demographic Trends Fund                                                    5,047                147
 USAZ AIM International Equity Fund                                                     125,908            117,587
 USAZ Alger Growth Fund                                                                   1,869              3,757
 USAZ Alliance Capital Growth and Income Fund                                            18,927              4,055
 USAZ Alliance Capital Large Cap Growth Fund                                             21,556              2,279
 USAZ Alliance Capital Technology Fund                                                   13,462              7,011
 USAZ Money Market Fund                                                               1,611,692          1,540,452
 USAZ Oppenheimer Emerging Growth Fund                                                    8,377                598
 USAZ PIMCO Growth and Income Fund                                                       10,105              2,524
 USAZ PIMCO Renaissance Fund                                                            107,674             26,509
 USAZ PIMCO Value Fund                                                                   39,799             16,243
 USAZ Templeton Developed Markets Fund                                                    3,858              1,902
 USAZ Van Kampen Aggressive Growth Fund                                                  24,311             11,846
 USAZ Van Kampen Comstock Fund                                                           70,234              4,814
 USAZ Van Kampen Emerging Growth Fund                                                    39,148              2,787
 USAZ Van Kampen Growth and Income Fund                                                  41,128              4,224
 USAZ Van Kampen Growth Fund                                                             18,408              1,902
 Van Kampen Emerging Growth Portfolio                                                    11,110              7,914
 Van Kampen LIT Enterprise Portfolio                                                          3                185
 Van Kampen LIT Growth and Income Portfolio                                                  27                470

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       591          683           0         966          231         390
      Transfers between funds                               (402)           54       (906)     (1,113)        (221)           0
      Surrenders and terminations                            (88)         (40)       (530)       (823)         (35)        (14)
      Rescissions                                            (27)         (25)           0        (15)         (41)        (11)
      Bonus                                                     3           17         (2)          19            0           7
      Other transactions                                      (1)            0         (2)         (3)            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               76          689     (1,440)       (969)         (66)         372
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 WERE AS FOLLOWS.

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       768        1,250           0         269            0         183
      Transfers between funds                               (590)          235       (731)       (675)        (439)       (541)
      Surrenders and terminations                           (119)         (36)       (309)       (535)        (230)       (295)
      Rescissions                                            (13)         (95)           0        (11)            0         (9)
      Bonus                                                     8           25           0           8            0           6
      Other transactions                                      (1)            0         (1)           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               53        1,379     (1,041)       (944)        (670)       (656)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL    AZOA VIP DIVERSIFIED
                                                                                   CAPITALIZATION
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       789          755           0         322          146         234
      Transfers between funds                               (318)          291        (78)        (36)        (590)          87
      Surrenders and terminations                            (74)         (32)        (11)         (5)         (29)        (37)
      Rescissions                                            (35)         (51)           0        (34)          (9)           0
      Bonus                                                     6           16           0           6            2           4
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              367          979        (89)         253        (480)         288
                                                      --------------------------------------------------------------------------


                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL       AZOA VIP GROWTH FUND
                                                                FUND             OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       173          295          28          31          126         239
      Transfers between funds                               (869)          466       (106)          43        (530)          81
      Surrenders and terminations                           (121)         (87)         (8)           1         (37)        (20)
      Rescissions                                             (1)          (7)         (1)           0          (2)           0
      Bonus                                                     3            7           0           0            2           8
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (815)          674        (87)          75        (441)         308
                                                      --------------------------------------------------------------------------





                                       83



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,059          336           0         203        4,073         893
      Transfers between funds                                 336          124        (42)          17        1,233         464
      Surrenders and terminations                            (27)         (19)        (13)         (7)        (121)        (21)
      Rescissions                                            (24)          (4)           0           0         (73)         (9)
      Bonus                                                     8            8           0           5           42          13
      Other transactions                                        0            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,352          445        (55)         218        5,153       1,340
                                                      --------------------------------------------------------------------------


                                                          DREYFUS SMALL CAP      DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                          STOCK INDEX FUND              FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,516            0       3,112           0            0          60
      Transfers between funds                                 555            0       2,473           0        (243)       (361)
      Surrenders and terminations                             (9)            0        (49)           0        (105)       (220)
      Rescissions                                            (20)            0        (26)           0            0           0
      Bonus                                                     9            0          24           0            0           0
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,051            0       5,534           0        (348)       (521)
                                                      --------------------------------------------------------------------------


                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES    FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       101           41           0          50          760         401
      Transfers between funds                             (1,242)      (1,707)     (1,708)       (382)          241        (48)
      Surrenders and terminations                         (2,103)      (3,406)        (72)       (436)      (3,188)     (4,213)
      Rescissions                                             (4)            0           0         (1)         (23)        (10)
      Bonus                                                     1            0           0           0            5           6
      Other transactions                                     (12)         (12)           0           0         (10)        (10)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (3,259)      (5,084)     (1,780)       (769)      (2,215)     (3,874)
                                                      --------------------------------------------------------------------------




                                       84


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       324          158         716         169        1,079         135
      Transfers between funds                                 132        (353)       (246)        (80)      (1,260)     (1,541)
      Surrenders and terminations                         (1,328)      (1,862)     (2,695)     (3,785)      (2,019)     (2,569)
      Rescissions                                            (12)          (2)        (17)         (5)         (39)         (1)
      Bonus                                                     3            0           6           0           10           0
      Other transactions                                      (3)          (4)         (8)         (9)          (6)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (884)      (2,063)     (2,244)     (3,710)      (2,235)     (3,982)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN MONEY MARKET      FRANKLIN NATURAL      FRANKLIN REAL ESTATE
                                                                                RESOURCES SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         1        3,786           0          18          713          46
      Transfers between funds                             (2,627)      (1,443)     (1,925)       (510)          153       (123)
      Surrenders and terminations                         (2,386)      (8,297)       (121)       (470)        (631)       (801)
      Rescissions                                               0            0           0           0         (16)           0
      Bonus                                                     0            0           0           0            6           0
      Other transactions                                      (3)          (5)           0         (2)          (2)         (2)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (5,015)      (5,959)     (2,046)       (964)          223       (880)
                                                      --------------------------------------------------------------------------


                                                           FRANKLIN RISING         FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                        DIVIDENDS SECURITIES
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,578          361       1,084         145        1,461         387
      Transfers between funds                                 863          424     (1,469)       1,271          580       (619)
      Surrenders and terminations                         (1,904)      (2,510)       (619)       (835)      (1,825)     (2,392)
      Rescissions                                            (32)          (8)        (38)           0         (62)         (6)
      Bonus                                                    15            7           4           0           10           5
      Other transactions                                      (5)          (6)         (2)         (3)          (6)         (6)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              515      (1,732)     (1,040)         578          158     (2,631)
                                                      --------------------------------------------------------------------------



                                       85



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,692          143           0          37        3,113         730
      Transfers between funds                                 828        1,349       (213)        (30)        2,251         930
      Surrenders and terminations                           (479)        (497)       (115)       (172)      (3,029)     (3,356)
      Rescissions                                            (68)          (9)           0           0        (108)        (17)
      Bonus                                                    11            1           0           0           49          11
      Other transactions                                      (1)            0         (1)           0          (7)         (7)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,983          987       (329)       (165)        2,269     (1,709)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       298           56         361          70            0          84
      Transfers between funds                                 185           86         205        (77)         (23)        (23)
      Surrenders and terminations                           (265)        (343)       (303)       (260)         (11)           1
      Rescissions                                            (11)            0        (14)           0            0         (3)
      Bonus                                                     6            0           9           0            0           2
      Other transactions                                      (1)            0         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              212        (201)         257       (267)         (34)          61
                                                      --------------------------------------------------------------------------


                                                          J.P. MORGAN U.S.       JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                         DISCIPLINED EQUITY
                                                             PORTFOLIO                PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         0          173         399           0        1,893         324
      Transfers between funds                                (35)         (19)         251           0          289        (48)
      Surrenders and terminations                            (13)          (4)         (1)           0      (1,426)     (1,491)
      Rescissions                                             (3)            0         (8)           0         (36)         (8)
      Bonus                                                     0            2           4           0           15           5
      Other transactions                                        0            0           0           0          (4)         (4)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (51)          152         645           0          731     (1,222)
                                                      --------------------------------------------------------------------------



                                       86


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     2,451        1,012       4,446         706          610         343
      Transfers between funds                               (122)          818       1,816         313          483          61
      Surrenders and terminations                         (3,163)      (3,019)       (166)        (83)         (47)        (40)
      Rescissions                                            (53)         (17)       (124)         (7)          (9)        (35)
      Bonus                                                    15           16          39          10            5           7
      Other transactions                                      (9)          (7)         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (881)      (1,197)       6,010         939        1,042         336
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN       PIMCO VIT HIGH YIELD    PIMCO VIT STOCKSPLUS
                                                       STREET GROWTH & INCOME
                                                              FUND/VA                 PORTFOLIO           GROWTH AND INCOME
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     4,294        1,263       1,534         382        1,151         274
      Transfers between funds                               1,382          309       1,598         335          676         169
      Surrenders and terminations                           (168)         (81)       (346)        (21)        (102)        (10)
      Rescissions                                           (121)         (83)        (31)         (5)         (23)         (2)
      Bonus                                                    33           26          12           5            7           6
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            5,419        1,434       2,767         696        1,709         437
                                                      --------------------------------------------------------------------------


                                                       PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL        SELIGMAN SMALL-CAP
                                                             PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     7,756        1,260         335         530        2,523         468
      Transfers between funds                               5,946          997       (430)         108        1,033         266
      Surrenders and terminations                           (606)         (29)        (62)        (27)         (94)        (15)
      Rescissions                                           (191)         (21)        (22)        (20)         (86)        (12)
      Bonus                                                    74           34           4          13           18          13
      Other transactions                                      (1)            0         (1)           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                           12,978        2,241       (176)         604        3,394         720
                                                      --------------------------------------------------------------------------



                                       87


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                             SP JENNISON        SP STRATEGIC PARTNERS
                                                        INTERNATIONAL GROWTH       FOCUSED GROWTH           TEMPLETON ASSET
                                                             PORTFOLIO                PORTFOLIO             STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       316           51         732         127            0           9
      Transfers between funds                                 383          149         384         140        (181)       (332)
      Surrenders and terminations                            (27)         (42)        (39)           0        (371)       (520)
      Rescissions                                             (4)            0        (19)           0            0           0
      Bonus                                                     4            1           5           3            0           0
      Other transactions                                        0            0           0           0          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              672          159       1,063         270        (553)       (844)
                                                      --------------------------------------------------------------------------


                                                        TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                      MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,188          165         940         250            0          13
      Transfers between funds                                (17)        (600)       (103)         265        (244)       (207)
      Surrenders and terminations                         (1,127)      (2,100)     (2,991)     (4,694)        (393)       (686)
      Rescissions                                            (11)          (1)        (15)         (1)            0           0
      Bonus                                                     5            3           5           0            0           0
      Other transactions                                      (5)          (5)        (11)        (11)          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               33      (2,538)     (2,175)     (4,191)        (638)       (881)
                                                      --------------------------------------------------------------------------


                                                          TEMPLETON GROWTH            TEMPLETON            TEMPLETON PACIFIC
                                                                                INTERNATIONAL SMALLER
                                                          SECURITIES FUND          COMPANIES FUND       GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,645          441           0          53            0          11
      Transfers between funds                               (609)        (989)     (1,088)       (338)            0     (5,452)
      Surrenders and terminations                         (3,338)      (4,559)        (54)       (240)            0       (349)
      Rescissions                                            (37)          (8)           0           0            0           0
      Bonus                                                    15            5           0           0            0           0
      Other transactions                                     (10)         (10)           0           0            0         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                          (2,334)      (5,120)     (1,142)       (525)            0     (5,791)
                                                      --------------------------------------------------------------------------



                                       88



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,840            0         974           0          462           0
      Transfers between funds                               1,000            0         528           0          157           0
      Surrenders and terminations                            (22)            0        (24)           0          (2)           0
      Rescissions                                            (44)            0        (22)           0          (7)           0
      Bonus                                                    13            0          11           0            3           0
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,787            0       1,467           0          613           0
                                                      --------------------------------------------------------------------------


                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH      USAZ ALLIANCE CAPITAL
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       584            0         127         123        1,210          27
      Transfers between funds                                 437            0       (413)         198          564         286
      Surrenders and terminations                             (8)            0        (21)         (9)         (62)         (3)
      Rescissions                                             (4)            0         (1)         (2)         (17)           0
      Bonus                                                     3            0           0           3           12           1
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            1,012            0       (308)         313        1,707         311
                                                      --------------------------------------------------------------------------


                                                        USAZ ALLIANCE CAPITAL   USAZ ALLIANCE CAPITAL   USAZ MONEY MARKET FUND
                                                       LARGE CAP GROWTH FUND       TECHNOLOGY FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,418           44         891          18       12,916       3,979
      Transfers between funds                               1,102          198         130         389        2,585       6,603
      Surrenders and terminations                            (70)          (1)        (33)           0      (8,439)       (314)
      Rescissions                                            (40)            0        (18)           0        (352)       (225)
      Bonus                                                     9            1           6           0          220         165
      Other transactions                                        0            0           0           0          (2)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,419          242         976         407        6,928      10,208
                                                      --------------------------------------------------------------------------



                                       89



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                          USAZ OPPENHEIMER      USAZ PIMCO GROWTH AND   USAZ PIMCO RENAISSANCE
                                                        EMERGING GROWTH FUND         INCOME FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                       747            0         666          11        6,925          91
      Transfers between funds                                 240            0         258         191        2,236         616
      Surrenders and terminations                               1            0        (76)           0        (142)        (17)
      Rescissions                                            (16)            0        (14)           0        (133)         (1)
      Bonus                                                     4            0           7           0           42           2
      Other transactions                                        0            0           0           0          (1)           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              976            0         841         202        8,927         691
                                                      --------------------------------------------------------------------------


                                                        USAZ PIMCO VALUE FUND       USAZ TEMPLETON          USAZ VAN KAMPEN
                                                                               DEVELOPED MARKETS FUND   AGGRESSIVE GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,793           19          98           0        1,370         142
      Transfers between funds                                 934          317         105          20          691         132
      Surrenders and terminations                           (138)          (9)           0           0         (22)         (3)
      Rescissions                                            (59)          (1)         (3)           0         (26)         (6)
      Bonus                                                    10            0           1           0            6           3
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,540          326         201          20        2,019         268
                                                      --------------------------------------------------------------------------


                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           COMSTOCK FUND        EMERGING GROWTH FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     5,770        1,048       3,160         324        2,940       1,016
      Transfers between funds                               2,701          792       2,278         353        1,551         631
      Surrenders and terminations                           (218)         (28)       (105)         (9)        (176)        (41)
      Rescissions                                           (149)         (19)        (66)         (1)         (55)        (14)
      Bonus                                                    33           25          22           7           21          32
      Other transactions                                      (1)            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            8,136        1,818       5,289         674        4,281       1,624
                                                      --------------------------------------------------------------------------



                                       90



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)
(CONTINUED)

 TRANSACTIONS  IN UNITS FOR EACH FUND FOR THE YEARS ENDED  DECEMBER 31, 2002 AND
2001 WERE AS FOLLOWS.
                                                       USAZ VAN KAMPEN GROWTH    VAN KAMPEN EMERGING        VAN KAMPEN LIT
                                                                FUND              GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2002         2001        2002        2001         2002        2001
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                     1,291          326       1,112         703            0          80
      Transfers between funds                                 907          254       (701)         535         (26)        (79)
      Surrenders and terminations                            (61)         (12)        (71)        (18)          (5)        (10)
      Rescissions                                            (16)          (5)        (32)        (16)            0         (5)
      Bonus                                                     8           13           7          17            0           3
      Other transactions                                        0            0           0           0            0           0
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            2,129          576         315       1,221         (31)        (11)
                                                      --------------------------------------------------------------------------


                                                        VAN KAMPEN LIT GROWTH      TOTAL ALL FUNDS
                                                        AND INCOME PORTFOLIO
                                                      -------------------------------------------------
                                                         2002         2001        2002        2001
                                                      -------------------------------------------------
 Contract Transactions
      Purchase payments                                         0          178     104,400      29,910
      Transfers between funds                                (36)        (122)      21,897       3,519
      Surrenders and terminations                             (9)          (4)    (49,245)    (56,881)
      Rescissions                                               0          (2)     (2,583)       (850)
      Bonus                                                     0            9         938         611
      Other transactions                                        0            0       (125)       (115)
                                                      -------------------------------------------------
 Total Net Contract Transactions                             (45)           59      75,282    (23,806)
                                                      -------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            741          147   5.0500252         628          163   3.8566547
   Alterity Traditional - Option 2                              0            0   5.0206387           1            0   3.8325204
   Alterity Enhanced                                        2,195          441   4.9768785         566          149   3.7965872
   Alterity Optional - Option 1                             1,393          278   5.0060090         689          180   3.8205047
   Alterity Optional - Option 2                               123           25   4.9768785           0            0   3.7965872
   Dimensions - Option 1                                        3            1   5.0353106           0            0   3.8445733
   Dimensions - Option 2                                        9            2   5.0060092           2            1   3.8205048
   Dimensions - Option 3                                       21            4   4.9914227          37           10   3.8085273
   Dimensions - Option 4                                       39            8   4.9623766           2            0   3.7846844
   Dimensions - Option 5                                        0            0   5.0060092           0            0   3.8205048
   Dimensions - Option 6                                        0            0   4.9768785           0            0   3.7965872
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,470          293   5.0133187       1,105          289   3.8264987
   Rewards Traditional - Option 2                               0            0   4.9696222           0            0   3.7906258
   Rewards Enhanced - Option 1                              1,567          314   4.9841454         563          148   3.8004342
   Rewards Enhanced - Option 2                                  0            0   4.9696222           0            0   3.7906258
   Rewards Enhanced - Option 3                                  0            0   4.9407027           0            0   3.7668741
   Valuemark II & III                                           0            0           0       3,764          976   3.8566547
   Valuemark IV - Option 1                                      0            0           0       4,338        1,128   3.8457714
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                         29            6   5.0870002          77           20   3.8870577
   Charter Enhanced                                            15            3   5.0573975          12            3   3.8627229
   Deferred Variable Annuities                                  0            0           0           4            0   0.3308888
   Valuemark Income Plus                                        0            0           0          21            0   0.3118563

                                                       AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            286           58   4.8968051         998          195   5.1218747
   Alterity Traditional - Option 2                             12            2   4.8683102          61           12   5.0920701
   Alterity Enhanced                                          666          138   4.8258777       2,189          434   5.0476873
   Alterity Optional - Option 1                               668          138   4.8541244       2,585          509   5.0772322
   Alterity Optional - Option 2                                30            6   4.8258777         183           36   5.0476873
   Dimensions - Option 1                                        0            0   4.8825369           5            1   5.1069507
   Dimensions - Option 2                                        3            1   4.8541245           1            0   5.0772324
   Dimensions - Option 3                                        0            0   4.8399807          97           19   5.0624384
   Dimensions - Option 4                                       45            9   4.8118158          45            9   5.0329790
   Dimensions - Option 5                                        0            0   4.8541245          21            4   5.0772324
   Dimensions - Option 6                                        0            0   4.8258777           2            0   5.0476873
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             912          188   4.8612123       2,181          429   5.0846459
   Rewards Traditional - Option 2                               0            0   4.8188416           0            0   5.0403278
   Rewards Enhanced - Option 1                                158           33   4.8329242       1,035          205   5.0550576
   Rewards Enhanced - Option 2                                  0            0   4.8188416           0            0   5.0403278
   Rewards Enhanced - Option 3                                  0            0   4.7907994           0            0   5.0109968
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                          8            2   4.9326583         136           26   5.1593757
   Charter Enhanced                                             0            0   4.9039538         178           35   5.1293519
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0



                                       92



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                      ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            301           57   5.2741833         220           45   4.8699205
   Alterity Traditional - Option 2                             13            3   5.2411655           0            0   4.8394336
   Alterity Enhanced                                          264           50   5.1920251         153           32   4.7940597
   Alterity Optional - Option 1                               252           48   5.2247335         143           30   4.8242610
   Alterity Optional - Option 2                                 0            0   5.1920251           0            0   4.7940597
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,241          237   5.2329433         479           99   4.8318415
   Rewards Traditional - Option 2                               0            0   5.1838727           0            0   4.7865322
   Rewards Enhanced - Option 1                                432           83   5.1972987         218           45   4.7989291
   Rewards Enhanced - Option 2                                  0            0   5.1838727           0            0   4.7865322
   Rewards Enhanced - Option 3                                  0            0   5.1513910           0            0   4.7565402
   Valuemark II & III                                       4,141          785   5.2741833       1,726          354   4.8699205
   Valuemark IV - Option 1                                  4,345          826   5.2592998       1,789          368   4.8561778
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                         29            6   5.3157481           0            0   4.9082994
   Charter Enhanced                                             0            0   5.2824691           1            0   4.8775712
   Deferred Variable Annuities                                 17            0   0.4525083           0            0   0.4178238
   Valuemark Income Plus                                        5            0   0.4264793          14            0   0.3937900

                                                          ALGER AMERICAN MIDCAP GROWTH             ALGER AMERICAN SMALL
                                                                   PORTFOLIO                     CAPITALIZATION PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,465          212   6.9009665          81           22   3.6975481
   Alterity Traditional - Option 2                             22            3   6.8608093           0            0   3.6760318
   Alterity Enhanced                                        2,843          418   6.8010100         296           81   3.6439913
   Alterity Optional - Option 1                             3,931          575   6.8408175         207           57   3.6653202
   Alterity Optional - Option 2                               316           46   6.8010100           0            0   3.6439913
   Dimensions - Option 1                                        3            0   6.8808587           2            1   3.6867743
   Dimensions - Option 2                                        2            0   6.8408177           0            0   3.6653203
   Dimensions - Option 3                                       93           14   6.8208850           0            0   3.6546403
   Dimensions - Option 4                                       29            4   6.7811928           0            0   3.6333732
   Dimensions - Option 5                                        5            1   6.8408177           0            0   3.6653203
   Dimensions - Option 6                                        0            0   6.8010100           0            0   3.6439913
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                           1,846          269   6.8508064         220           60   3.6706722
   Rewards Traditional - Option 2                               0            0   6.7910941           0            0   3.6386784
   Rewards Enhanced - Option 1                              2,029          298   6.8109404         160           44   3.6493120
   Rewards Enhanced - Option 2                                  0            0   6.7910941           0            0   3.6386784
   Rewards Enhanced - Option 3                                  0            0   6.7515750           0            0   3.6175038
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                        100           14   6.9514936          29            8   3.7246206
   Charter Enhanced                                           200           29   6.9110410           1            0   3.7029461
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0



                                       93



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                    DAVIS VA VALUE PORTFOLIO          DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          3,868          485   7.9666318         234           17  13.6175150
   Alterity Traditional - Option 2                            117           15   7.9202734           0            0  13.5382740
   Alterity Enhanced                                       19,909        2,536   7.8512398         539           40  13.4202740
   Alterity Optional - Option 1                            12,404        1,571   7.8971944       1,734          128  13.4988250
   Alterity Optional - Option 2                             1,978          252   7.8512398           0            0  13.4202740
   Dimensions - Option 1                                       35            4   7.9434189           2            0  13.5778370
   Dimensions - Option 2                                       29            4   7.8971946          12            1  13.4988250
   Dimensions - Option 3                                       71            9   7.8741839          12            1  13.4594920
   Dimensions - Option 4                                      111           14   7.8283623           0            0  13.3811690
   Dimensions - Option 5                                       36            5   7.8971946           0            0  13.4988250
   Dimensions - Option 6                                        0            0   7.8512398           0            0  13.4202740
   High Five Traditional                                        0            0   7.9666318           0            0           0
   High Five Enhanced                                           4            1   7.7780296           0            0           0
   Rewards Traditional - Option 1                           6,688          846   7.9087258       1,025           76  13.5185360
   Rewards Traditional - Option 2                             631           81   7.8397927           0            0  13.4007070
   Rewards Enhanced - Option 1                              2,583          329   7.8627037         310           23  13.4398690
   Rewards Enhanced - Option 2                                101           13   7.8397927           0            0  13.4007070
   Rewards Enhanced - Option 3                              1,507          193   7.7941708           0            0  13.3227250
   Valuemark II & III                                         700           88   7.9666319           0            0           0
   Valuemark IV - Option 1                                    765           96   7.9457372           0            0           0
   Valuemark IV - Option 2                                    503           64   7.8764812           0            0           0
   Valuemark IV - Option 3                                      0            0   7.9225850           0            0           0
   Valuemark IV - Option 4                                      3            0   7.8535312           0            0           0
   Charter Traditional                                      1,134          141   8.0249615           3            0  13.7172190
   Charter Enhanced                                           529           66   7.9782621           0            0  13.6373950
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       10            0   0.7576319           0            0           0

                                                          DAVIS VA FINANCIAL PORTFOLIO           DREYFUS STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,029          107   9.6522861       1,272          156   8.1588426
   Alterity Traditional - Option 2                             27            3   9.5961188          16            2   8.1478962
   Alterity Enhanced                                        8,600          904   9.5124784      18,733        2,304   8.1315037
   Alterity Optional - Option 1                             3,607          377   9.5681565      11,369        1,396   8.1424282
   Alterity Optional - Option 2                             1,090          115   9.5124784       2,118          261   8.1315037
   Dimensions - Option 1                                        8            1   9.6241616           0            0           0
   Dimensions - Option 2                                       12            1   9.5681568           0            0           0
   Dimensions - Option 3                                       17            2   9.5402773           0            0           0
   Dimensions - Option 4                                       76            8   9.4847603           0            0           0
   Dimensions - Option 5                                        0            0   9.5681568           0            0           0
   Dimensions - Option 6                                        2            0   9.5124784           0            0           0
   High Five Traditional                                        0            0   9.6522861         136           17   8.1588426
   High Five Enhanced                                           0            0   9.4961535           0            0   7.9990585
   Rewards Traditional - Option 1                           1,742          182   9.5821278       1,405          173   8.1451618
   Rewards Traditional - Option 2                             326           34   9.4986092         522           64   8.1287748
   Rewards Enhanced - Option 1                              1,585          166   9.5263679       1,281          158   8.1342335
   Rewards Enhanced - Option 2                                 52            5   9.4986092           8            1   8.1287748
   Rewards Enhanced - Option 3                                486           51   9.4433343       1,764          217   8.1178684
   Valuemark II & III                                          60            6   9.6522863       2,385          292   8.1736435
   Valuemark IV - Option 1                                     35            4   9.6269705       3,368          412   8.1687069
   Valuemark IV - Option 2                                    175           18   9.5430606         220           27   8.1522718
   Valuemark IV - Option 3                                      0            0   9.5989194           0            0   8.1632252
   Valuemark IV - Option 4                                      0            0   9.5152547          89           11   8.1468019
   Charter Traditional                                        154           16   9.7229577         300           37   8.1725463
   Charter Enhanced                                            69            7   9.6663773          57            7   8.1615808
   Deferred Variable Annuities                                  0            0           0           0            0   0.7910295
   Valuemark Income Plus                                        0            0   0.9179387          18            0   0.7810741



                                       94



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               DREYFUS SMALL CAP STOCK INDEX FUND       FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            320           42   7.6034515           0            0           0
   Alterity Traditional - Option 2                             15            2   7.5932502           0            0           0
   Alterity Enhanced                                        7,384          975   7.5779736           0            0           0
   Alterity Optional - Option 1                             4,482          591   7.5881544           0            0           0
   Alterity Optional - Option 2                               543           72   7.5779736           0            0           0
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                       94           12   7.6034515           0            0           0
   High Five Enhanced                                           0            0   7.4380446           0            0           0
   Rewards Traditional - Option 1                             153           20   7.5907020           0            0           0
   Rewards Traditional - Option 2                             582           77   7.5754305           0            0           0
   Rewards Enhanced - Option 1                                303           40   7.5805177           0            0           0
   Rewards Enhanced - Option 2                                 13            2   7.5754305           0            0           0
   Rewards Enhanced - Option 3                                653           86   7.5652665           0            0           0
   Valuemark II & III                                         348           46   7.6034515      75,260        4,735  15.8948150
   Valuemark IV - Option 1                                    413           54   7.5988593      26,421        1,683  15.6989720
   Valuemark IV - Option 2                                    117           15   7.5835707           0            0           0
   Valuemark IV - Option 3                                      0            0   7.5937600           0            0           0
   Valuemark IV - Option 4                                     19            2   7.5784824           0            0           0
   Charter Traditional                                         95           12   7.6162224          69            4  16.2851530
   Charter Enhanced                                            19            2   7.6060034           0            0  15.8425740
   Deferred Variable Annuities                                  0            0   0.7358474         232            0   0.8662934
   Valuemark Income Plus                                        8            0   0.7265865         948            0   0.8255364

                                                           FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                  FRANKLIN REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          3,729          153  24.3271330       2,482           84  29.6448780
   Alterity Traditional - Option 2                            235           10  23.6018940         109            4  28.8392260
   Alterity Enhanced                                       10,301          453  22.7268070      10,858          392  27.6715970
   Alterity Optional - Option 1                             6,787          291  23.3539030       5,764          203  28.4446430
   Alterity Optional - Option 2                             1,329           58  22.7268070       2,377           86  27.6715970
   Dimensions - Option 1                                       17            1  23.9292950           0            0  29.2392780
   Dimensions - Option 2                                        5            0  23.2789680           5            0  28.4446430
   Dimensions - Option 3                                      337           15  22.9604630           7            0  28.0554590
   Dimensions - Option 4                                       43            2  22.3364580          85            3  27.2929860
   Dimensions - Option 5                                        8            0  23.2789680           0            0  28.4446430
   Dimensions - Option 6                                        3            0  22.6463120           0            0  27.6715970
   High Five Traditional                                        0            0  24.3271330           0            0  29.6448780
   High Five Enhanced                                           0            0  23.5028660           0            0  29.2988650
   Rewards Traditional - Option 1                           2,867          116  24.6157760       1,560           54  28.6412560
   Rewards Traditional - Option 2                             310           14  22.4908510         437           16  27.4816400
   Rewards Enhanced - Option 1                              2,247           92  24.4202870       1,290           46  27.8628680
   Rewards Enhanced - Option 2                                 52            2  22.4908510         142            5  27.4816400
   Rewards Enhanced - Option 3                                666           30  21.8796040       1,054           39  26.7347550
   Valuemark II & III                                     309,698       12,649  24.4843130      71,541        2,390  29.9288740
   Valuemark IV - Option 1                                 95,356        3,944  24.1789720      31,865        1,078  29.5556340
   Valuemark IV - Option 2                                    613           26  23.2035160         345           12  28.3632670
   Valuemark IV - Option 3                                      1            0  23.8517450           0            0  29.1556430
   Valuemark IV - Option 4                                    211            9  22.8860480         167            6  27.9752040
   Charter Traditional                                        883           35  25.1113670       1,331           43  30.6836560
   Charter Enhanced                                           302           12  24.4289200         296           10  29.8497710
   Deferred Variable Annuities                                694            0   1.1898344         195            0   1.2753019
   Valuemark Income Plus                                    8,408            0   0.6806977         680            0   0.7957033



                                       95


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                 FRANKLIN GLOBAL COMMUNICATIONS
                                                                SECURITIES FUND                  FRANKLIN HIGH INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                             47            4  11.7041780       1,118           69  16.2774480
   Alterity Traditional - Option 2                              0            0  11.3860960          30            2  15.8350790
   Alterity Enhanced                                          723           66  10.9251010       2,089          137  15.1939560
   Alterity Optional - Option 1                               237           21  11.2303100       1,292           83  15.6184210
   Alterity Optional - Option 2                                70            6  10.9251010         394           26  15.1939560
   Dimensions - Option 1                                        0            0  11.5440420           0            0  16.0547410
   Dimensions - Option 2                                        0            0  11.2303100           0            0  15.6184210
   Dimensions - Option 3                                        0            0  11.0766550          46            3  15.4047280
   Dimensions - Option 4                                        0            0  10.7756210           0            0  14.9860680
   Dimensions - Option 5                                        0            0  11.2303100           0            0  15.6184210
   Dimensions - Option 6                                        0            0  10.9251010           0            0  15.1939560
   High Five Traditional                                        0            0  11.7041780           0            0  16.2774480
   High Five Enhanced                                           0            0  11.2425010           0            0  16.1788390
   Rewards Traditional - Option 1                              42            4  11.3079350         652           41  15.7263770
   Rewards Traditional - Option 2                               0            0  10.8501040         142            9  15.0896540
   Rewards Enhanced - Option 1                                120           11  11.0006170         494           32  15.2989790
   Rewards Enhanced - Option 2                                 29            3  10.8501040          43            3  15.0896540
   Rewards Enhanced - Option 3                                 22            2  10.5552240         263           18  14.6795530
   Valuemark II & III                                     106,633        9,015  11.8284770      61,051        3,713  16.4407220
   Valuemark IV - Option 1                                 11,604          992  11.6919380      39,669        2,443  16.2356920
   Valuemark IV - Option 2                                      6            1  11.2097190       1,021           66  15.5806930
   Valuemark IV - Option 3                                      0            0  11.5228810           0            0  16.0159660
   Valuemark IV - Option 4                                      0            0  11.0563480          66            4  15.3675200
   Charter Traditional                                        125           10  12.1143010         372           22  16.8478210
   Charter Enhanced                                            56            5  11.7850720          65            4  16.3899510
   Deferred Variable Annuities                                164            0   0.5219157         258            0   0.7508327
   Valuemark Income Plus                                      461            0   0.3184040         567            0   0.5445547

                                                       TEMPLETON GLOBAL INCOME SECURITIES
                                                                      FUND                    FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                              0            0           0       1,510           54  27.8218720
   Alterity Traditional - Option 2                              0            0           0          30            1  27.0657630
   Alterity Enhanced                                            0            0           0       8,064          310  25.9699380
   Alterity Optional - Option 1                                 0            0           0       3,627          136  26.6954450
   Alterity Optional - Option 2                                 0            0           0       1,121           43  25.9699380
   Dimensions - Option 1                                        0            0           0           1            0  27.4412140
   Dimensions - Option 2                                        0            0           0           0            0  26.6954450
   Dimensions - Option 3                                        0            0           0           9            0  26.3301940
   Dimensions - Option 4                                        0            0           0           0            0  25.6146090
   Dimensions - Option 5                                        0            0           0           0            0  26.6954450
   Dimensions - Option 6                                        0            0           0           0            0  25.9699380
   High Five Traditional                                        0            0           0          51            2  27.8218720
   High Five Enhanced                                           0            0           0           0            0  26.9344220
   Rewards Traditional - Option 1                               0            0           0       1,957           73  26.8799670
   Rewards Traditional - Option 2                               0            0           0         478           19  25.7916620
   Rewards Enhanced - Option 1                                  0            0           0       1,201           46  26.1494460
   Rewards Enhanced - Option 2                                  0            0           0         109            4  25.7916620
   Rewards Enhanced - Option 3                                  0            0           0         552           22  25.0907060
   Valuemark II & III                                      31,120        1,502  20.7200850     304,530       10,837  28.1017770
   Valuemark IV - Option 1                                  7,810          382  20.4616870      86,352        3,112  27.7513230
   Valuemark IV - Option 2                                      0            0           0       1,752           66  26.6317480
   Valuemark IV - Option 3                                      0            0           0           3            0  27.3757500
   Valuemark IV - Option 4                                      0            0           0         185            7  26.2673750
   Charter Traditional                                        366           17  21.2259040       2,190           76  28.7967700
   Charter Enhanced                                            15            1  20.6490510         956           34  28.0141650
   Deferred Variable Annuities                                147            0   0.9987854         614            0   1.1015637
   Valuemark Income Plus                                        0            0   1.1214875       4,365            0   0.8022022



                                       96


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                 FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          9,372          400  23.4019840         797           27  30.0394010
   Alterity Traditional - Option 2                            313           14  22.7089470          58            2  29.2230270
   Alterity Enhanced                                       33,284        1,523  21.8535350       3,251          116  28.0398590
   Alterity Optional - Option 1                            18,331          816  22.4602270       1,910           66  28.8231930
   Alterity Optional - Option 2                             2,928          134  21.8535350         330           12  28.0398590
   Dimensions - Option 1                                       68            3  23.0239610           0            0  29.6284030
   Dimensions - Option 2                                       22            1  22.3982390           0            0  28.8231930
   Dimensions - Option 3                                      542           25  22.0917830           0            0  28.4288300
   Dimensions - Option 4                                      343           16  21.4913870          48            2  27.6562090
   Dimensions - Option 5                                        0            0  22.3982390           0            0  28.8231930
   Dimensions - Option 6                                        6            0  21.7895180           0            0  28.0398590
   High Five Traditional                                        4            0  23.4019840           2            0  30.0394010
   High Five Enhanced                                           0            0  22.6031710           0            0  29.1335240
   Rewards Traditional - Option 1                          15,447          652  23.6844700       2,509           86  29.0224220
   Rewards Traditional - Option 2                           1,658           77  21.6399390         486           17  27.8473730
   Rewards Enhanced - Option 1                              9,047          385  23.4963770         869           31  28.2336750
   Rewards Enhanced - Option 2                                995           46  21.6399390         346           12  27.8473730
   Rewards Enhanced - Option 3                              4,585          218  21.0518180         373           14  27.0905490
   Valuemark II & III                                     260,580       11,045  23.5918420      36,760        1,224  30.0394010
   Valuemark IV - Option 1                                 82,181        3,527  23.2996410      16,001          539  29.6715900
   Valuemark IV - Option 2                                  1,399           63  22.3577310         199            7  28.4680120
   Valuemark IV - Option 3                                     21            1  22.9823320           2            0  29.2633140
   Valuemark IV - Option 4                                    413           19  22.0518350          10            0  28.0785160
   Charter Traditional                                      6,359          263  24.1613110         786           25  31.0920030
   Charter Enhanced                                         1,786           76  23.5046830         134            4  30.2470280
   Deferred Variable Annuities                                478            0   1.1168111           3            0   1.2147847
   Valuemark Income Plus                                      331            0   1.0090181         152            0   1.0163323

                                                                                                 FRANKLIN RISING DIVIDENDS
                                                         FRANKLIN ZERO COUPON FUND 2010               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            881           25  34.8924170       4,906          201  24.3844240
   Alterity Traditional - Option 2                              1            0  33.9441540         145            6  23.7758070
   Alterity Enhanced                                        4,269          131  32.5698390      23,249        1,006  23.1141880
   Alterity Optional - Option 1                             1,711           51  33.4797240      15,781          668  23.6141450
   Alterity Optional - Option 2                               671           21  32.5698390       3,225          140  23.1141880
   Dimensions - Option 1                                       17            0  34.4150210          26            1  24.0355790
   Dimensions - Option 2                                        0            0  33.4797240          21            1  23.5188390
   Dimensions - Option 3                                        0            0  33.0216500          56            2  23.2646490
   Dimensions - Option 4                                       25            1  32.1242080          19            1  22.7644770
   Dimensions - Option 5                                        0            0  33.4797240           8            0  23.5188390
   Dimensions - Option 6                                        0            0  32.5698390           0            0  23.0132050
   High Five Traditional                                        0            0  34.8924170          15            1  24.3844240
   High Five Enhanced                                           0            0  33.4668390           0            0  23.5196000
   Rewards Traditional - Option 1                           3,722          110  33.7111400       5,379          220  24.4745800
   Rewards Traditional - Option 2                             341           11  32.3462560         996           43  22.9880560
   Rewards Enhanced - Option 1                              2,286           70  32.7949670       3,868          159  24.2802120
   Rewards Enhanced - Option 2                                323           10  32.3462560         253           11  22.9880560
   Rewards Enhanced - Option 3                                881           28  31.4671630       2,240          100  22.4903690
   Valuemark II & III                                      30,489          874  34.8924170     188,682        7,674  24.5857280
   Valuemark IV - Option 1                                 16,810          488  34.4602510      69,457        2,853  24.3451910
   Valuemark IV - Option 2                                    109            3  33.0671630         931           40  23.5655450
   Valuemark IV - Option 3                                    168            5  33.9909490           1            0  24.0833210
   Valuemark IV - Option 4                                    120            4  32.6147410         184            8  23.3108560
   Charter Traditional                                        325            9  36.1150720       1,294           52  24.9673280
   Charter Enhanced                                            92            3  35.1335870         710           29  24.4305580
   Deferred Variable Annuities                                 84            0   1.4450524         349            0   1.6098502
   Valuemark Income Plus                                       36            0   1.0934775       3,342            0   0.8129571



                                       97


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                       TEMPLETON DEVELOPING MARKETS
                                                       TEMPLETON FOREIGN SECURITIES FUND              SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            426           30  14.2634340       1,244          165   7.5447343
   Alterity Traditional - Option 2                              7            1  13.9567870           5            1   7.3911208
   Alterity Enhanced                                        7,137          528  13.5091270       3,752          519   7.2258722
   Alterity Optional - Option 1                             4,747          344  13.8059430       4,129          562   7.3517676
   Alterity Optional - Option 2                               462           34  13.5091270         528           73   7.2258722
   Dimensions - Option 1                                        1            0  14.1092780           0            0   7.4564756
   Dimensions - Option 2                                        0            0  13.8059430           5            1   7.3263380
   Dimensions - Option 3                                        0            0  13.6567290          81           11   7.2621234
   Dimensions - Option 4                                       19            1  13.3631200          49            7   7.1353763
   Dimensions - Option 5                                        3            0  13.8059430           0            0   7.3263380
   Dimensions - Option 6                                        7            0  13.5091270           0            0   7.1984711
   High Five Traditional                                        0            0  14.2634340           0            0   7.5447343
   High Five Enhanced                                           0            0  13.9802060           0            0   7.4440248
   Rewards Traditional - Option 1                             500           36  13.8811600         647           86   7.5380357
   Rewards Traditional - Option 2                             281           21  13.4354650          49            7   7.1941249
   Rewards Enhanced - Option 1                                581           43  13.5827280         314           42   7.4781713
   Rewards Enhanced - Option 2                                 54            4  13.4354650          29            4   7.1941249
   Rewards Enhanced - Option 3                                634           48  13.1448050         101           14   7.0685249
   Valuemark II & III                                     180,365       12,501  14.4279660      32,768        4,325   7.5756340
   Valuemark IV - Option 1                                 50,808        3,556  14.2868090      16,326        2,172   7.5158490
   Valuemark IV - Option 2                                    371           27  13.8292790          53            7   7.3199469
   Valuemark IV - Option 3                                      0            0  14.1331320           0            0   7.4499738
   Valuemark IV - Option 4                                      2            0  13.6798160           0            0   7.2557902
   Charter Traditional                                      4,031          275  14.6562300       1,914          249   7.6897993
   Charter Enhanced                                           441           31  14.3411370          83           11   7.5555894
   Deferred Variable Annuities                                302            0   0.7362432          98            0   0.4816763
   Valuemark Income Plus                                    2,119            0   0.5169718         328            0   0.5027667

                                                        TEMPLETON GROWTH SECURITIES FUND       TEMPLETON ASSET STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,434          160  15.2265720           0            0           0
   Alterity Traditional - Option 2                             53            4  14.9441900           0            0           0
   Alterity Enhanced                                       13,583          931  14.5830540           0            0           0
   Alterity Optional - Option 1                             6,596          445  14.8371320           0            0           0
   Alterity Optional - Option 2                               998           68  14.5830540           0            0           0
   Dimensions - Option 1                                       15            1  15.0763310           0            0           0
   Dimensions - Option 2                                        6            0  14.8132050           0            0           0
   Dimensions - Option 3                                      117            8  14.6833680           0            0           0
   Dimensions - Option 4                                       31            2  14.4270970           0            0           0
   Dimensions - Option 5                                        3            0  14.8132050           0            0           0
   Dimensions - Option 6                                        0            0  14.5546690           0            0           0
   High Five Traditional                                        9            1  15.2265720           0            0           0
   High Five Enhanced                                           0            0  15.0028130           0            0           0
   Rewards Traditional - Option 1                           2,514          165  15.2412390           0            0           0
   Rewards Traditional - Option 2                             392           27  14.5189820           0            0           0
   Rewards Enhanced - Option 1                              2,400          159  15.1201980           0            0           0
   Rewards Enhanced - Option 2                                 65            4  14.5189820           0            0           0
   Rewards Enhanced - Option 3                              1,008           71  14.2655000           0            0           0
   Valuemark II & III                                     156,811       10,211  15.3569260      10,288          871  11.8113200
   Valuemark IV - Option 1                                 97,745        6,416  15.2357330       7,965          679  11.7296150
   Valuemark IV - Option 2                                    845           57  14.8386100           0            0           0
   Valuemark IV - Option 3                                      1            0  15.1021940           0            0           0
   Valuemark IV - Option 4                                    143           10  14.7085550           0            0           0
   Charter Traditional                                      1,557          100  15.5480910          23            2  14.5078580
   Charter Enhanced                                           629           41  15.2767310          23            2  14.2857760
   Deferred Variable Annuities                                768            0   0.9763049          16            0   0.8122548
   Valuemark Income Plus                                    5,749            0   0.6532438         786            0   0.5769179



                                       98



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                         FRANKLIN LARGE CAP GROWTH
                                                            FRANKLIN SMALL CAP FUND                   SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,394          171  14.0016830       1,283           93  13.8632260
   Alterity Traditional - Option 2                             47            3  13.7652190          28            2  13.6794710
   Alterity Enhanced                                       14,515        1,073  13.5195030       6,673          498  13.4083900
   Alterity Optional - Option 1                             7,086          517  13.7103500       4,311          317  13.5885070
   Alterity Optional - Option 2                             1,323           98  13.5195030         829           62  13.4083900
   Dimensions - Option 1                                        9            1  13.8643530           0            0  13.7710420
   Dimensions - Option 2                                        1            0  13.6667930           0            0  13.5885070
   Dimensions - Option 3                                      151           11  13.5690710          34            3  13.4981480
   Dimensions - Option 4                                       23            2  13.3757170          43            3  13.3192270
   Dimensions - Option 5                                        0            0  13.6667930           0            0  13.5885070
   Dimensions - Option 6                                        0            0  13.4720470           0            0  13.4083900
   High Five Traditional                                        0            0  14.0016830           0            0  13.8632260
   High Five Enhanced                                           0            0  13.5623020           0            0  13.4063340
   Rewards Traditional - Option 1                           3,043          218  13.9363910         866           63  13.6339130
   Rewards Traditional - Option 2                             492           37  13.4710990         551           41  13.3637340
   Rewards Enhanced - Option 1                              2,064          149  13.8257130         514           38  13.4531940
   Rewards Enhanced - Option 2                                 92            7  13.4710990          40            3  13.3637340
   Rewards Enhanced - Option 3                                778           59  13.2792120         976           74  13.1865940
   Valuemark II & III                                      77,877        5,522  14.1036950      74,422        5,308  14.0195120
   Valuemark IV - Option 1                                 64,734        4,620  14.0129720      77,167        5,537  13.9355830
   Valuemark IV - Option 2                                    254           19  13.7144530         373           27  13.6594240
   Valuemark IV - Option 3                                     27            2  13.9127070           5            0  13.8429180
   Valuemark IV - Option 4                                    137           10  13.6163940          31            2  13.5685980
   Charter Traditional                                        669           47  14.2169730         594           42  14.0963940
   Charter Enhanced                                           307           22  14.0143870         174           13  13.9095440
   Deferred Variable Annuities                                183            0   0.9940505          51            0   1.0124511
   Valuemark Income Plus                                    1,633            0   0.6096872       3,381            0   0.7009221

                                                        MUTUAL DISCOVERY SECURITIES FUND       MUTUAL SHARES SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,229          170  13.1480970       4,422          326  13.5676400
   Alterity Traditional - Option 2                             70            5  12.9594510         147           11  13.4237760
   Alterity Enhanced                                       15,522        1,216  12.7612260      19,938        1,514  13.1684250
   Alterity Optional - Option 1                             8,499          658  12.9145900      13,502        1,013  13.3266820
   Alterity Optional - Option 2                             2,444          191  12.7612260       2,599          197  13.1684250
   Dimensions - Option 1                                        9            1  13.0392700          22            2  13.5064540
   Dimensions - Option 2                                        0            0  12.8801190           8            1  13.3416010
   Dimensions - Option 3                                       51            4  12.8012740         387           29  13.2599320
   Dimensions - Option 4                                       72            6  12.6450270          17            1  13.0980860
   Dimensions - Option 5                                        8            1  12.8801190           3            0  13.3416010
   Dimensions - Option 6                                        0            0  12.7229110           0            0  13.1787610
   High Five Traditional                                       66            5  13.1480970          18            1  13.5676400
   High Five Enhanced                                           4            0  12.8667860           4            0  13.3137400
   Rewards Traditional - Option 1                           3,444          264  13.0595950       4,413          326  13.5275080
   Rewards Traditional - Option 2                             472           37  12.7220370         833           63  13.1279850
   Rewards Enhanced - Option 1                              1,707          132  12.9558800       3,563          266  13.4200770
   Rewards Enhanced - Option 2                                 58            5  12.7220370         200           15  13.1279850
   Rewards Enhanced - Option 3                              1,349          107  12.5664800         969           75  12.9674650
   Valuemark II & III                                      38,041        2,872  13.2461260      80,481        5,881  13.6845080
   Valuemark IV - Option 1                                 72,292        5,488  13.1731280     175,630       12,905  13.6090940
   Valuemark IV - Option 2                                    430           33  12.9326850       1,390          104  13.3606930
   Valuemark IV - Option 3                                     16            1  13.0924900           8            1  13.5257870
   Valuemark IV - Option 4                                    189           15  12.8535220          73            6  13.2789100
   Charter Traditional                                        735           55  13.3225250       1,653          120  13.7998580
   Charter Enhanced                                           399           30  13.1599150         609           45  13.6314220
   Deferred Variable Annuities                                170            0   0.9817306         296            0   1.0142211
   Valuemark Income Plus                                    3,469            0   0.7164156       5,884            0   0.7645952



                                       99



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                              FRANKLIN SMALL CAP VALUE SECURITIES       FRANKLIN AGGRESSIVE GROWTH
                                                                      FUND                            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,232          129   9.5500645           0            0           0
   Alterity Traditional - Option 2                             32            3   9.4612517           0            0           0
   Alterity Enhanced                                        9,334        1,000   9.3295767           0            0           0
   Alterity Optional - Option 1                             5,345          568   9.4171547           0            0           0
   Alterity Optional - Option 2                               974          104   9.3295767           0            0           0
   Dimensions - Option 1                                        3            0   9.5055545           0            0           0
   Dimensions - Option 2                                        7            1   9.4171547           0            0           0
   Dimensions - Option 3                                      104           11   9.3732637           0            0           0
   Dimensions - Option 4                                       13            1   9.2860931           0            0           0
   Dimensions - Option 5                                        0            0   9.4171547           0            0           0
   Dimensions - Option 6                                        4            0   9.3295767           0            0           0
   High Five Traditional                                        0            0   9.5500645           0            0           0
   High Five Enhanced                                           0            0   9.3718669           0            0           0
   Rewards Traditional - Option 1                             960          102   9.4391776           0            0           0
   Rewards Traditional - Option 2                             187           20   9.3078097           0            0           0
   Rewards Enhanced - Option 1                                490           52   9.3513948           0            0           0
   Rewards Enhanced - Option 2                                 13            1   9.3078097           0            0           0
   Rewards Enhanced - Option 3                                556           60   9.2212469           0            0           0
   Valuemark II & III                                      13,240        1,372   9.6480496       1,456          400   3.6369234
   Valuemark IV - Option 1                                 12,744        1,326   9.6075704       1,339          369   3.6281719
   Valuemark IV - Option 2                                    568           60   9.4738565           0            0           0
   Valuemark IV - Option 3                                      0            0   9.5627921           0            0           0
   Valuemark IV - Option 4                                    163           17   9.4297040           0            0           0
   Charter Traditional                                        427           44   9.6623777           0            0   3.6519871
   Charter Enhanced                                            96           10   9.6103751           0            0   3.6325463
   Deferred Variable Annuities                                  0            0   0.7681734           2            0   0.3191658
   Valuemark Income Plus                                      552            0   0.7033650           4            0   0.3034464

                                                      FRANKLIN TECHNOLOGY SECURITIES FUND       FRANKLIN S&P 500 INDEX FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                              0            0           0         323           52   6.2133716
   Alterity Traditional - Option 2                              0            0           0          11            2   6.1744742
   Alterity Enhanced                                            0            0           0       2,615          428   6.1165831
   Alterity Optional - Option 1                                 0            0           0       1,784          290   6.1551164
   Alterity Optional - Option 2                                 0            0           0         235           38   6.1165831
   Dimensions - Option 1                                        0            0           0           0            0   6.1938924
   Dimensions - Option 2                                        0            0           0           0            0   6.1551164
   Dimensions - Option 3                                        0            0           0          27            4   6.1358196
   Dimensions - Option 4                                        0            0           0           0            0   6.0974068
   Dimensions - Option 5                                        0            0           0           3            0   6.1551164
   Dimensions - Option 6                                        0            0           0           0            0   6.1165831
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                               0            0           0         645          105   6.1647878
   Rewards Traditional - Option 2                               0            0           0           0            0   6.1069874
   Rewards Enhanced - Option 1                                  0            0           0         169           28   6.1261939
   Rewards Enhanced - Option 2                                  0            0           0           0            0   6.1069874
   Rewards Enhanced - Option 3                                  0            0           0           0            0   6.0687548
   Valuemark II & III                                         859          297   2.8896542       9,912        1,582   6.2642070
   Valuemark IV - Option 1                                    840          291   2.8827008       8,391        1,343   6.2465297
   Valuemark IV - Option 2                                      0            0           0         218           35   6.1879612
   Valuemark IV - Option 3                                      0            0           0           0            0   6.2269464
   Valuemark IV - Option 4                                      0            0           0           8            1   6.1685635
   Charter Traditional                                          0            0   2.8996347          54            9   6.2623378
   Charter Enhanced                                             7            2   2.8841989           0            0   6.2231329
   Deferred Variable Annuities                                  1            0   0.2535876          10            0   0.5374492
   Valuemark Income Plus                                        5            0   0.2410981         139            0   0.5065343



                                      100



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                   J.P. MORGAN INTERNATIONAL           J.P. MORGAN U.S. DISCIPLINED
                                                            OPPORTUNITIES PORTFOLIO                  EQUITY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            175           31   5.6778455         238           40   5.9921186
   Alterity Traditional - Option 2                              0            0   5.6448112           0            0   5.9572501
   Alterity Enhanced                                           18            3   5.5956052         225           38   5.9053263
   Alterity Optional - Option 1                                71           13   5.6283572         174           29   5.9398911
   Alterity Optional - Option 2                                 0            0   5.5956052           1            0   5.9053263
   Dimensions - Option 1                                        0            0   5.6613015           0            0   5.9746590
   Dimensions - Option 2                                        0            0   5.6283574           8            1   5.9398913
   Dimensions - Option 3                                        0            0   5.6119576           0            0   5.9225838
   Dimensions - Option 4                                        0            0   5.5793004           0            0   5.8881190
   Dimensions - Option 5                                        0            0   5.6283574           0            0   5.9398913
   Dimensions - Option 6                                        0            0   5.5956052           0            0   5.9053263
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             134           24   5.6365757         152           26   5.9485645
   Rewards Traditional - Option 2                               0            0   5.5874469           0            0   5.8967163
   Rewards Enhanced - Option 1                                109           19   5.6037755         184           31   5.9139488
   Rewards Enhanced - Option 2                                  0            0   5.5874469           0            0   5.8967163
   Rewards Enhanced - Option 3                                  0            0   5.5549320           0            0   5.8624017
   Valuemark II & III                                           0            0           0           0            0           0
   Valuemark IV - Option 1                                      0            0           0           0            0           0
   Valuemark IV - Option 2                                      0            0           0           0            0           0
   Valuemark IV - Option 3                                      0            0           0           0            0           0
   Valuemark IV - Option 4                                      0            0           0           0            0           0
   Charter Traditional                                          0            0   5.7194172           4            1   6.0359914
   Charter Enhanced                                             0            0   5.6861345           0            0   6.0008665
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        0            0           0           0            0           0

                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                   OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,499          361   6.9117975       1,462          159   9.2228043
   Alterity Traditional - Option 2                             41            6   6.8715772          28            3   9.1691361
   Alterity Enhanced                                       20,814        3,056   6.8116841       3,472          382   9.0892173
   Alterity Optional - Option 1                            12,600        1,839   6.8515542       2,413          264   9.1424182
   Alterity Optional - Option 2                             1,742          256   6.8116841         281           31   9.0892173
   Dimensions - Option 1                                       53            8   6.8916581          14            2   9.1959311
   Dimensions - Option 2                                        0            0   6.8515542           1            0   9.1424183
   Dimensions - Option 3                                       32            5   6.8315903           3            0   9.1157792
   Dimensions - Option 4                                       85           13   6.7918358           8            1   9.0627325
   Dimensions - Option 5                                        5            1   6.8515542           0            0   9.1424183
   Dimensions - Option 6                                        0            0   6.8116841           0            0   9.0892173
   High Five Traditional                                        0            0   6.9117975           0            0   9.2228043
   High Five Enhanced                                           4            1   6.7078946           0            0   9.3179268
   Rewards Traditional - Option 1                           3,854          562   6.8615586       2,231          244   9.1550226
   Rewards Traditional - Option 2                           1,106          163   6.8017527         134           15   9.0759653
   Rewards Enhanced - Option 1                              2,000          293   6.8216301         673           74   9.1024888
   Rewards Enhanced - Option 2                                145           21   6.8017527         168           18   9.0759653
   Rewards Enhanced - Option 3                              1,921          284   6.7621714         156           17   9.0231497
   Valuemark II & III                                         173           25   6.9117976         249           27   9.2228044
   Valuemark IV - Option 1                                    351           51   6.8936694       2,137          232   9.1986150
   Valuemark IV - Option 2                                    239           35   6.8335833          16            2   9.1184387
   Valuemark IV - Option 3                                      0            0   6.8735827           0            0   9.1718121
   Valuemark IV - Option 4                                     45            7   6.8136721           0            0   9.0918701
   Charter Traditional                                      2,440          350   6.9624039         183           20   9.2903313
   Charter Enhanced                                           167           24   6.9218878          46            5   9.2362683
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       15            0   0.6573164         143            0   0.8770947



                                      101



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                OPPENHEIMER MAIN STREET GROWTH &
                                                                 INCOME FUND/VA              PIMCO VIT TOTAL RETURN PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          4,456          667   6.6817397      13,976        1,139  12.2748260
   Alterity Traditional - Option 2                            163           25   6.6428582         397           32  12.5321780
   Alterity Enhanced                                       19,059        2,894   6.5849586      62,231        5,144  12.0970320
   Alterity Optional - Option 1                            11,322        1,709   6.6235016      34,088        2,801  12.1678380
   Alterity Optional - Option 2                             1,849          281   6.5849586       7,008          579  12.0970320
   Dimensions - Option 1                                       83           12   6.6622706         281           22  12.5688010
   Dimensions - Option 2                                       14            2   6.6235016          81            6  12.4956610
   Dimensions - Option 3                                      145           22   6.6042022       1,203           97  12.4592510
   Dimensions - Option 4                                       70           11   6.5657709         428           35  12.3867480
   Dimensions - Option 5                                        7            1   6.6235016         114            9  12.4956610
   Dimensions - Option 6                                        4            1   6.5849586           4            0  12.4229470
   High Five Traditional                                        0            0   6.6817397           7            1  12.2748260
   High Five Enhanced                                           0            0   6.5464315           4            0  12.4671520
   Rewards Traditional - Option 1                           4,758          717   6.6331730      17,122        1,405  12.1856060
   Rewards Traditional - Option 2                             657          100   6.5753578       1,936          160  12.0793950
   Rewards Enhanced - Option 1                              3,399          515   6.5945735      10,976          906  12.1146960
   Rewards Enhanced - Option 2                                109           17   6.5753578         932           77  12.0793950
   Rewards Enhanced - Option 3                              1,470          225   6.5370940       3,806          317  12.0091020
   Valuemark II & III                                         518           78   6.6817398      14,288        1,133  12.6055300
   Valuemark IV - Option 1                                    582           87   6.6642150      12,169          968  12.5724690
   Valuemark IV - Option 2                                    166           25   6.6061289       1,532          123  12.4628850
   Valuemark IV - Option 3                                      0            0   6.6447969          14            1  12.5358350
   Valuemark IV - Option 4                                      8            1   6.5868805         330           27  12.4265720
   Charter Traditional                                        540           80   6.7306617       3,788          298  12.6978250
   Charter Enhanced                                           131           20   6.6914942       1,245           99  12.6239330
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       28            0   0.6354378       1,184            0   1.1765591

                                                        PIMCO VIT STOCKSPLUS GROWTH AND
                                                                     INCOME                   PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            691          106   6.5033906       2,141          229   9.3325941
   Alterity Traditional - Option 2                              7            1   6.4655468         103           11   9.6272379
   Alterity Enhanced                                        6,161          961   6.4091927       8,431          917   9.1974168
   Alterity Optional - Option 1                             3,339          518   6.4467069       5,622          608   9.2512511
   Alterity Optional - Option 2                               616           96   6.4091927       1,202          131   9.1974168
   Dimensions - Option 1                                       33            5   6.4844411           1            0   9.6553717
   Dimensions - Option 2                                        1            0   6.4467070           1            0   9.5991853
   Dimensions - Option 3                                       19            3   6.4279227          25            3   9.5712153
   Dimensions - Option 4                                       18            3   6.3905172          23            2   9.5155183
   Dimensions - Option 5                                        0            0   6.4467070           0            0   9.5991853
   Dimensions - Option 6                                        7            1   6.4091927           2            0   9.5433263
   High Five Traditional                                        0            0   6.5033906           0            0   9.3325941
   High Five Enhanced                                           0            0   6.3333312           0            0   9.6350949
   Rewards Traditional - Option 1                           1,275          197   6.4561202       1,726          186   9.2647594
   Rewards Traditional - Option 2                             107           17   6.3998480         836           91   9.1840071
   Rewards Enhanced - Option 1                                757          118   6.4185510       1,014          110   9.2108463
   Rewards Enhanced - Option 2                                  3            0   6.3998480          80            9   9.1840071
   Rewards Enhanced - Option 3                                241           38   6.3626057         650           71   9.1305629
   Valuemark II & III                                         491           75   6.5033906       1,883          194   9.6835876
   Valuemark IV - Option 1                                    377           58   6.4863336       7,396          766   9.6581896
   Valuemark IV - Option 2                                     13            2   6.4297975         162           17   9.5740073
   Valuemark IV - Option 3                                      0            0   6.4674338           0            0   9.6300477
   Valuemark IV - Option 4                                      4            1   6.4110633         145           15   9.5461116
   Charter Traditional                                        108           16   6.5510173         885           91   9.7544881
   Charter Enhanced                                            63           10   6.5128953         743           77   9.6977246
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       26            0   0.5986247         111            0   0.9040020



                                      102



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                SP JENNISON INTERNATIONAL GROWTH       SP STRATEGIC PARTNERS FOCUSED
                                                                   PORTFOLIO                         GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            330           81   4.0791798         516          106   4.8511910
   Alterity Traditional - Option 2                              0            0   4.0625271           2            1   4.8313866
   Alterity Enhanced                                          771          191   4.0376472       2,826          588   4.8017980
   Alterity Optional - Option 1                               360           89   4.0542092       1,001          208   4.8214945
   Alterity Optional - Option 2                               286           71   4.0376472         145           30   4.8017980
   Dimensions - Option 1                                        1            0   4.0708394           0            0   4.8412721
   Dimensions - Option 2                                        0            0   4.0542092           5            1   4.8214945
   Dimensions - Option 3                                      133           33   4.0459198           0            0   4.8116363
   Dimensions - Option 4                                       13            3   4.0293914           3            1   4.7919798
   Dimensions - Option 5                                        0            0   4.0542092           0            0   4.8214945
   Dimensions - Option 6                                        0            0   4.0376472           0            0   4.8017981
   High Five Traditional                                        0            0   4.0791798           0            0   4.8511910
   High Five Enhanced                                           0            0   4.1004239           0            0   4.6997269
   Rewards Traditional - Option 1                             354           87   4.0583606         906          188   4.8264315
   Rewards Traditional - Option 2                              18            4   4.0335172          50           10   4.7968864
   Rewards Enhanced - Option 1                                128           32   4.0417815         277           58   4.8067148
   Rewards Enhanced - Option 2                                  2            0   4.0335172           1            0   4.7968864
   Rewards Enhanced - Option 3                                 78           19   4.0170393         132           28   4.7772900
   Valuemark II & III                                          85           21   4.0791798         223           46   4.8511910
   Valuemark IV - Option 1                                    388           95   4.0716727         265           55   4.8422631
   Valuemark IV - Option 2                                     23            6   4.0467468          15            3   4.8126198
   Valuemark IV - Option 3                                      0            0   4.0633576           0            0   4.8323743
   Valuemark IV - Option 4                                      3            1   4.0385169           0            0   4.8028323
   Charter Traditional                                        399           97   4.1001058          40            8   4.8760773
   Charter Enhanced                                             0            0   4.0833555           0            0   4.8561569
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        3            0   0.5036375           0            0   0.5624586

                                                                                                SELIGMAN GLOBAL TECHNOLOGY
                                                         JENNISON 20/20 FOCUS PORTFOLIO                  PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            146           18   8.1939898         498          125   3.9805550
   Alterity Traditional - Option 2                              1            0   8.1829962          14            3   3.9573919
   Alterity Enhanced                                        1,928          236   8.1665332       1,060          271   3.9228990
   Alterity Optional - Option 1                             1,633          200   8.1775047         892          226   3.9458604
   Alterity Optional - Option 2                               344           42   8.1665332          95           24   3.9228990
   Dimensions - Option 1                                        0            0           0           2            1   3.9689566
   Dimensions - Option 2                                        0            0           0           8            2   3.9458605
   Dimensions - Option 3                                        0            0           0          32            8   3.9343631
   Dimensions - Option 4                                        0            0           0           0            0   3.9114682
   Dimensions - Option 5                                        0            0           0           0            0   3.9458605
   Dimensions - Option 6                                        0            0           0           3            1   3.9228990
   High Five Traditional                                        0            0   8.1939898           0            0           0
   High Five Enhanced                                           0            0   8.0454110           0            0           0
   Rewards Traditional - Option 1                             248           30   8.1802501         797          202   3.9516221
   Rewards Traditional - Option 2                             133           16   8.1637925           0            0   3.9171794
   Rewards Enhanced - Option 1                                262           32   8.1692748         677          172   3.9286270
   Rewards Enhanced - Option 2                                  6            1   8.1637925           0            0   3.9171794
   Rewards Enhanced - Option 3                                214           26   8.1528391           0            0   3.8943844
   Valuemark II & III                                         104           13   8.1939898           0            0           0
   Valuemark IV - Option 1                                     47            6   8.1890409           0            0           0
   Valuemark IV - Option 2                                    136           17   8.1725649           0            0           0
   Valuemark IV - Option 3                                      0            0   8.1835456           0            0           0
   Valuemark IV - Option 4                                     27            3   8.1670814           0            0           0
   Charter Traditional                                         38            5   8.2077526          27            7   4.0096997
   Charter Enhanced                                             0            0   8.1967399          34            8   3.9863662
   Deferred Variable Annuities                                  0            0   0.7929986           0            0           0
   Valuemark Income Plus                                        0            0   0.7830184           0            0           0



                                      103



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                               SELIGMAN SMALL-CAP VALUE PORTFOLIO         USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          2,763          199  13.8970570       7,516          714  10.5205140
   Alterity Traditional - Option 2                             74            5  13.8161890          92            9  10.4592950
   Alterity Enhanced                                       27,503        2,008  13.6957660      31,806        3,068  10.3681310
   Alterity Optional - Option 1                            12,015          872  13.7759290      20,112        1,929  10.4288180
   Alterity Optional - Option 2                             2,940          215  13.6957660       3,319          320  10.3681310
   Dimensions - Option 1                                       26            2  13.8565640         124           12  10.4898600
   Dimensions - Option 2                                       13            1  13.7759300           0            0  10.4288180
   Dimensions - Option 3                                      112            8  13.7357900         206           20  10.3984300
   Dimensions - Option 4                                      117            9  13.6558580          16            2  10.3379190
   Dimensions - Option 5                                        8            1  13.7759300          58            6  10.4288180
   Dimensions - Option 6                                        0            0  13.6957660           0            0  10.3681310
   High Five Traditional                                        0            0  13.8970570           0            0  10.5205140
   High Five Enhanced                                           4            0  13.6664010           0            0  10.4628550
   Rewards Traditional - Option 1                           5,120          371  13.7960450      16,402        1,571  10.4440450
   Rewards Traditional - Option 2                             732           54  13.6757970       1,233          119  10.3530140
   Rewards Enhanced - Option 1                              2,828          206  13.7157640       9,766          941  10.3832700
   Rewards Enhanced - Option 2                                148           11  13.6757970         511           49  10.3530140
   Rewards Enhanced - Option 3                              1,064           78  13.5962140       6,719          653  10.2927670
   Valuemark II & III                                         837           60  13.8970570      27,592        2,623  10.5205140
   Valuemark IV - Option 1                                    816           59  13.8606080      19,787        1,886  10.4929210
   Valuemark IV - Option 2                                    361           26  13.7397970       1,213          117  10.4014630
   Valuemark IV - Option 3                                      0            0  13.8202210           0            0  10.4623470
   Valuemark IV - Option 4                                      9            1  13.6997630         266           26  10.3711570
   Charter Traditional                                        433           31  13.9988070      42,571        4,017  10.5975430
   Charter Enhanced                                           259           19  13.9173450       2,073          197  10.5358740
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       11            0   1.3216192         483            0   0.9683934

                                                       USAZ VAN KAMPEN AGGRESSIVE GROWTH      USAZ VAN KAMPEN EMERGING GROWTH
                                                                      FUND                                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            442           83   5.3532664       1,276          209   6.0956902
   Alterity Traditional - Option 2                              5            1   5.3354018          99           16   6.0753480
   Alterity Enhanced                                        6,187        1,165   5.3087160      15,983        2,644   6.0449613
   Alterity Optional - Option 1                             2,462          462   5.3264914       7,487        1,234   6.0652019
   Alterity Optional - Option 2                               512           96   5.3087160       1,359          225   6.0449613
   Dimensions - Option 1                                        2            0   5.3443267          65           11   6.0855106
   Dimensions - Option 2                                        1            0   5.3264914          15            3   6.0652019
   Dimensions - Option 3                                        6            1   5.3175964          35            6   6.0550733
   Dimensions - Option 4                                        2            0   5.2998504         104           17   6.0348662
   Dimensions - Option 5                                        0            0   5.3264914           2            0   6.0652019
   Dimensions - Option 6                                        0            0   5.3087160           0            0   6.0449613
   High Five Traditional                                        0            0   5.3532664           0            0   6.0956902
   High Five Enhanced                                           0            0   5.2608843           0            0   5.9747899
   Rewards Traditional - Option 1                             325           61   5.3309449       1,613          266   6.0702730
   Rewards Traditional - Option 2                              87           16   5.3042814         739          122   6.0399117
   Rewards Enhanced - Option 1                                560          105   5.3131545       3,083          510   6.0500153
   Rewards Enhanced - Option 2                                 25            5   5.3042814          53            9   6.0399117
   Rewards Enhanced - Option 3                                184           35   5.2865796       1,044          173   6.0197549
   Valuemark II & III                                         512           96   5.3532664       1,157          190   6.0956902
   Valuemark IV - Option 1                                    690          129   5.3452200       1,414          232   6.0865279
   Valuemark IV - Option 2                                    102           19   5.3184840         277           46   6.0560840
   Valuemark IV - Option 3                                      0            0   5.3362936          24            4   6.0763636
   Valuemark IV - Option 4                                      3            1   5.3096035          58           10   6.0459718
   Charter Traditional                                         56           10   5.3756813         174           28   6.1212138
   Charter Enhanced                                             0            0   5.3577409          38            6   6.1007852
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                        8            0   0.4780921          36            0   0.5443968



                                      104



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                  USAZ VAN KAMPEN GROWTH FUND          USAZ VAN KAMPEN COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            714          100   7.1116386       2,306          312   7.3867848
   Alterity Traditional - Option 2                             10            1   7.0879061         241           33   7.3621341
   Alterity Enhanced                                        8,488        1,204   7.0524549      34,880        4,762   7.3253113
   Alterity Optional - Option 1                             4,364          617   7.0760689      15,100        2,054   7.3498390
   Alterity Optional - Option 2                               386           55   7.0524549       2,353          321   7.3253113
   Dimensions - Option 1                                       16            2   7.0997624           7            1   7.3744492
   Dimensions - Option 2                                        2            0   7.0760689          22            3   7.3498390
   Dimensions - Option 3                                        6            1   7.0642522          70           10   7.3375651
   Dimensions - Option 4                                        5            1   7.0406772          28            4   7.3130780
   Dimensions - Option 5                                        7            1   7.0760689           0            0   7.3498390
   Dimensions - Option 6                                        0            0   7.0524549           0            0   7.3253113
   High Five Traditional                                        0            0   7.1116386           7            1   7.3867848
   High Five Enhanced                                           0            0   6.8771262           0            0   7.2508206
   Rewards Traditional - Option 1                             739          104   7.0819852       2,836          386   7.3559841
   Rewards Traditional - Option 2                             153           22   7.0465635         473           65   7.3191920
   Rewards Enhanced - Option 1                              2,598          368   7.0583512       4,870          664   7.3314358
   Rewards Enhanced - Option 2                                 13            2   7.0465635         130           18   7.3191920
   Rewards Enhanced - Option 3                                295           42   7.0230474       1,443          198   7.2947661
   Valuemark II & III                                         441           62   7.1116386       2,795          378   7.3867848
   Valuemark IV - Option 1                                    575           81   7.1009492       3,468          470   7.3756819
   Valuemark IV - Option 2                                    124           17   7.0654313         893          122   7.3387899
   Valuemark IV - Option 3                                      7            1   7.0890908           8            1   7.3633647
   Valuemark IV - Option 4                                      7            1   7.0536338         277           38   7.3265359
   Charter Traditional                                         89           12   7.1414161         686           93   7.4177144
   Charter Enhanced                                            39            5   7.1175828         208           28   7.3929590
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       20            0   0.6351297          94            0   0.6597026

                                                       USAZ VAN KAMPEN GROWTH AND INCOME     USAZ ALLIANCE CAPITAL GROWTH AND
                                                                      FUND                              INCOME FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,644          202   8.1308065         524           67   7.8078985
   Alterity Traditional - Option 2                            110           14   8.1036728          37            5   7.7897782
   Alterity Enhanced                                       17,502        2,170   8.0631412       5,690          733   7.7626760
   Alterity Optional - Option 1                            11,083        1,370   8.0901393       2,775          357   7.7807333
   Alterity Optional - Option 2                             1,288          160   8.0631412         657           85   7.7626760
   Dimensions - Option 1                                        9            1   8.1172283           0            0   7.7988331
   Dimensions - Option 2                                        8            1   8.0901393           8            1   7.7807333
   Dimensions - Option 3                                       53            7   8.0766292          34            4   7.7716996
   Dimensions - Option 4                                        0            0   8.0496756          17            2   7.7536628
   Dimensions - Option 5                                        0            0   8.0901393           0            0   7.7807333
   Dimensions - Option 6                                        0            0   8.0631412           0            0   7.7626760
   High Five Traditional                                        0            0   8.1308065           0            0   7.8078985
   High Five Enhanced                                           0            0   8.0240968           0            0   7.6829474
   Rewards Traditional - Option 1                           2,326          287   8.0969034         847          109   7.7852546
   Rewards Traditional - Option 2                             684           85   8.0564055         308           40   7.7581681
   Rewards Enhanced - Option 1                              6,673          827   8.0698825         541           70   7.7671866
   Rewards Enhanced - Option 2                                192           24   8.0564055          33            4   7.7581681
   Rewards Enhanced - Option 3                                864          108   8.0295193         543           70   7.7401626
   Valuemark II & III                                       1,813          223   8.1308065       1,933          248   7.8078985
   Valuemark IV - Option 1                                  1,669          206   8.1185852       1,496          192   7.7997392
   Valuemark IV - Option 2                                    976          121   8.0779773          57            7   7.7726011
   Valuemark IV - Option 3                                      0            0   8.1050274          14            2   7.7906833
   Valuemark IV - Option 4                                     49            6   8.0644890          80           10   7.7635779
   Charter Traditional                                        655           80   8.1648513          19            2   7.8306081
   Charter Enhanced                                           143           18   8.1376025          92           12   7.8124341
   Deferred Variable Annuities                                  0            0           0           4            0   0.7377678
   Valuemark Income Plus                                      129            0   0.7261500          82            0   0.7217729



                                      105



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                USAZ ALLIANCE CAPITAL LARGE CAP      USAZ ALLIANCE CAPITAL TECHNOLOGY
                                                                  GROWTH FUND                              FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            853          119   7.1929767         118           19   6.2377225
   Alterity Traditional - Option 2                              6            1   7.1762835          11            2   6.2232462
   Alterity Enhanced                                        6,728          941   7.1513157       4,071          656   6.2015943
   Alterity Optional - Option 1                             5,546          774   7.1679509         949          153   6.2160203
   Alterity Optional - Option 2                               819          115   7.1513157         213           34   6.2015943
   Dimensions - Option 1                                        0            0   7.1846252           0            0   6.2304801
   Dimensions - Option 2                                        5            1   7.1679509           1            0   6.2160203
   Dimensions - Option 3                                       10            1   7.1596286           0            0   6.2088032
   Dimensions - Option 4                                       26            4   7.1430124           0            0   6.1943936
   Dimensions - Option 5                                        0            0   7.1679509           0            0   6.2160203
   Dimensions - Option 6                                        0            0   7.1513157           0            0   6.2015943
   High Five Traditional                                        0            0   7.1929767           0            0   6.2377225
   High Five Enhanced                                           0            0   6.9928090           0            0   6.0147028
   Rewards Traditional - Option 1                           1,367          191   7.1721161         317           51   6.2196323
   Rewards Traditional - Option 2                             761          106   7.1471628         102           16   6.1979929
   Rewards Enhanced - Option 1                                435           61   7.1554711         178           29   6.2051977
   Rewards Enhanced - Option 2                                  5            1   7.1471628          99           16   6.1979929
   Rewards Enhanced - Option 3                                296           42   7.1305754         231           37   6.1836083
   Valuemark II & III                                         943          131   7.1929767       1,059          170   6.2377225
   Valuemark IV - Option 1                                    843          117   7.1854600       1,126          181   6.2312040
   Valuemark IV - Option 2                                    248           35   7.1604592          28            5   6.2095235
   Valuemark IV - Option 3                                      0            0   7.1771172          11            2   6.2239692
   Valuemark IV - Option 4                                     44            6   7.1521466          27            4   6.2023148
   Charter Traditional                                         55            8   7.2138978          47            7   6.2558652
   Charter Enhanced                                            60            8   7.1971551           7            1   6.2413460
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       41            0   0.6649287           0            0   0.5766236

                                                       USAZ PIMCO GROWTH AND INCOME FUND        USAZ PIMCO RENAISSANCE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            227           28   8.1111810       2,598          320   8.1231849
   Alterity Traditional - Option 2                             19            2   8.0923569         147           18   8.1043330
   Alterity Enhanced                                        3,040          377   8.0642020      39,259        4,861   8.0761364
   Alterity Optional - Option 1                             1,596          197   8.0829607      14,483        1,789   8.0949229
   Alterity Optional - Option 2                               348           43   8.0642020       3,794          470   8.0761364
   Dimensions - Option 1                                        0            0   8.1017635          18            2   8.1137535
   Dimensions - Option 2                                        0            0   8.0829607           0            0   8.0949229
   Dimensions - Option 3                                       24            3   8.0735760          54            7   8.0855243
   Dimensions - Option 4                                       24            3   8.0548387         142           18   8.0667592
   Dimensions - Option 5                                        0            0   8.0829607           0            0   8.0949229
   Dimensions - Option 6                                        4            1   8.0642020           4            1   8.0761364
   High Five Traditional                                        0            0   8.1111810          55            7   8.1231849
   High Five Enhanced                                           0            0   7.9417731           0            0   8.1100193
   Rewards Traditional - Option 1                             371           46   8.0876576       2,598          321   8.0996267
   Rewards Traditional - Option 2                             355           44   8.0595190         759           94   8.0714464
   Rewards Enhanced - Option 1                                266           33   8.0688877       2,335          289   8.0808291
   Rewards Enhanced - Option 2                                  6            1   8.0595190         136           17   8.0714464
   Rewards Enhanced - Option 3                                188           23   8.0408141       1,812          225   8.0527139
   Valuemark II & III                                       1,040          128   8.1111810       4,000          492   8.1231849
   Valuemark IV - Option 1                                    589           73   8.1027048       3,588          442   8.1146962
   Valuemark IV - Option 2                                     54            7   8.0745126         525           65   8.0864623
   Valuemark IV - Option 3                                      0            0   8.0932971          24            3   8.1052746
   Valuemark IV - Option 4                                     63            8   8.0651389         284           35   8.0770747
   Charter Traditional                                        137           17   8.1347728         788           97   8.1468116
   Charter Enhanced                                            83           10   8.1158928         395           49   8.1279037
   Deferred Variable Annuities                                 38            0   0.7664249           0            0           0
   Valuemark Income Plus                                       13            0   0.7498087          98            0   0.7509184



                                      106



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                     USAZ TEMPLETON DEVELOPED MARKETS
                                                             USAZ PIMCO VALUE FUND                         FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                          1,094          135   8.0998694          81            9   8.6829392
   Alterity Traditional - Option 2                             11            1   8.0810715           0            0   8.6627881
   Alterity Enhanced                                        9,709        1,206   8.0529558         549           64   8.6326485
   Alterity Optional - Option 1                             3,785          469   8.0716884         502           58   8.6527296
   Alterity Optional - Option 2                             1,456          181   8.0529558          71            8   8.6326485
   Dimensions - Option 1                                        1            0   8.0904650           0            0   8.6728578
   Dimensions - Option 2                                        0            0   8.0716884           0            0   8.6527296
   Dimensions - Option 3                                      317           39   8.0623168           0            0   8.6426834
   Dimensions - Option 4                                       72            9   8.0436056          36            4   8.6226252
   Dimensions - Option 5                                        0            0   8.0716884           0            0   8.6527296
   Dimensions - Option 6                                        0            0   8.0529558           0            0   8.6326485
   High Five Traditional                                        0            0   8.0998694           0            0   8.6829392
   High Five Enhanced                                           0            0   8.0128056           0            0   8.7245549
   Rewards Traditional - Option 1                             796           99   8.0763787         173           20   8.6577575
   Rewards Traditional - Option 2                             123           15   8.0482794          10            1   8.6276354
   Rewards Enhanced - Option 1                                637           79   8.0576351         108           12   8.6376646
   Rewards Enhanced - Option 2                                 38            5   8.0482794           0            0   8.6276354
   Rewards Enhanced - Option 3                                437           54   8.0296006          18            2   8.6076120
   Valuemark II & III                                       2,496          308   8.0998694         119           14   8.6829392
   Valuemark IV - Option 1                                  1,563          193   8.0914050          70            8   8.6738654
   Valuemark IV - Option 2                                    119           15   8.0632521           2            0   8.6436860
   Valuemark IV - Option 3                                     17            2   8.0820104           0            0   8.6637946
   Valuemark IV - Option 4                                     14            2   8.0538915           0            0   8.6336515
   Charter Traditional                                        322           40   8.1234282         171           20   8.7081939
   Charter Enhanced                                           136           17   8.1045746           0            0   8.6879831
   Deferred Variable Annuities                                  0            0           0           0            0           0
   Valuemark Income Plus                                       90            0   0.7487631         117            0   0.8026629

                                                            USAZ AIM BLUE CHIP FUND              USAZ AIM BASIC VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            397           49   8.0162475         775          102   7.5648401
   Alterity Traditional - Option 2                             24            3   8.0054923          19            3   7.5546906
   Alterity Enhanced                                        4,436          555   7.9893864       9,760        1,294   7.5394916
   Alterity Optional - Option 1                             2,753          344   8.0001199       4,887          647   7.5496207
   Alterity Optional - Option 2                               607           76   7.9893864         883          117   7.5394916
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0   8.0162475           0            0   7.5648401
   High Five Enhanced                                           0            0   7.8085296           0            0   7.4022982
   Rewards Traditional - Option 1                             533           67   8.0028058         998          132   7.5521553
   Rewards Traditional - Option 2                             156           20   7.9867052         313           42   7.5369613
   Rewards Enhanced - Option 1                                577           72   7.9920685         524           69   7.5420227
   Rewards Enhanced - Option 2                                191           24   7.9867052          24            3   7.5369613
   Rewards Enhanced - Option 3                              1,038          130   7.9759894         919          122   7.5268490
   Valuemark II & III                                         386           48   8.0162475         740           98   7.5648401
   Valuemark IV - Option 1                                    399           50   8.0114059         553           73   7.5602711
   Valuemark IV - Option 2                                    123           15   7.9952873         492           65   7.5450602
   Valuemark IV - Option 3                                      0            0   8.0060298           0            0   7.5551978
   Valuemark IV - Option 4                                      8            1   7.9899228           7            1   7.5399978
   Charter Traditional                                         66            8   8.0297117          73           10   7.5775461
   Charter Enhanced                                            35            4   8.0189379          54            7   7.5673790
   Deferred Variable Annuities                                  0            0   0.7757971           0            0   0.7321107
   Valuemark Income Plus                                       32            0   0.7660334          14            0   0.7228968



                                      107



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                                                     USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                       USAZ AIM INTERNATIONAL EQUITY FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            773           96   8.0836746         181           24   7.5487256
   Alterity Traditional - Option 2                              0            0   8.0728291           0            0   7.5385977
   Alterity Enhanced                                        3,753          466   8.0565876       2,000          266   7.5234311
   Alterity Optional - Option 1                             1,685          209   8.0674114       1,321          175   7.5335386
   Alterity Optional - Option 2                               198           25   8.0565876         331           44   7.5234311
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                        0            0   8.0836746           0            0   7.5487256
   High Five Enhanced                                           0            0   8.0693959           0            0   7.3601140
   Rewards Traditional - Option 1                             585           73   8.0701199         104           14   7.5360678
   Rewards Traditional - Option 2                              62            8   8.0538839          48            6   7.5209063
   Rewards Enhanced - Option 1                                145           18   8.0592923          64            9   7.5259568
   Rewards Enhanced - Option 2                                  1            0   8.0538839          40            5   7.5209063
   Rewards Enhanced - Option 3                                151           19   8.0430779         247           33   7.5108154
   Valuemark II & III                                          72            9   8.0836746          56            7   7.5487256
   Valuemark IV - Option 1                                     34            4   8.0787923          47            6   7.5441664
   Valuemark IV - Option 2                                     25            3   8.0625382         147           19   7.5289879
   Valuemark IV - Option 3                                      0            0   8.0733710           0            0   7.5391038
   Valuemark IV - Option 4                                      0            0   8.0571285           7            1   7.5239362
   Charter Traditional                                        666           82   8.0972521           6            1   7.5614045
   Charter Enhanced                                             3            0   8.0863877          10            1   7.5512591
   Deferred Variable Annuities                                  0            0   0.7823225           0            0   0.7305512
   Valuemark Income Plus                                        0            0   0.7724767           8            0   0.7213569

                                                        USAZ OPPENHEIMER EMERGING GROWTH
                                                                      FUND                  VAN KAMPEN LIT ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            165           21   8.0143294          45            9   4.7581515
   Alterity Traditional - Option 2                             21            3   8.0035769           0            0   4.7304635
   Alterity Enhanced                                        4,798          601   7.9874747          65           14   4.6892324
   Alterity Optional - Option 1                             1,546          193   7.9982057          23            5   4.7166793
   Alterity Optional - Option 2                               329           41   7.9874747           0            0   4.6892324
   Dimensions - Option 1                                        0            0           0           0            0           0
   Dimensions - Option 2                                        0            0           0           0            0           0
   Dimensions - Option 3                                        0            0           0           0            0           0
   Dimensions - Option 4                                        0            0           0           0            0           0
   Dimensions - Option 5                                        0            0           0           0            0           0
   Dimensions - Option 6                                        0            0           0           0            0           0
   High Five Traditional                                       51            6   8.0143294           0            0           0
   High Five Enhanced                                           0            0   8.0604677           0            0           0
   Rewards Traditional - Option 1                             206           26   8.0008909         137           29   4.7235665
   Rewards Traditional - Option 2                             136           17   7.9847942           0            0   4.6823956
   Rewards Enhanced - Option 1                                102           13   7.9901562          39            8   4.6960794
   Rewards Enhanced - Option 2                                 37            5   7.9847942           0            0   4.6823956
   Rewards Enhanced - Option 3                                214           27   7.9740809           0            0   4.6551475
   Valuemark II & III                                          78           10   8.0143294           0            0           0
   Valuemark IV - Option 1                                     66            8   8.0094890           0            0           0
   Valuemark IV - Option 2                                     12            1   7.9933743           0            0           0
   Valuemark IV - Option 3                                      0            0   8.0041142           0            0           0
   Valuemark IV - Option 4                                      1            0   7.9880110           0            0           0
   Charter Traditional                                         33            4   8.0277904           0            0   4.7929895
   Charter Enhanced                                            13            2   8.0170191           0            0   4.7650978
   Deferred Variable Annuities                                  0            0   0.7756114           0            0           0
   Valuemark Income Plus                                        0            0   0.7658501           0            0           0



                                      108



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES AT
DECEMBER 31, 2002
FOLLOWS:                                                VAN KAMPEN LIT GROWTH AND INCOME        VAN KAMPEN EMERGING GROWTH
                                                                   PORTFOLIO                             PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
   Alterity Traditional - Option 1                            236           25   9.4349347         519           95   5.4582407
   Alterity Traditional - Option 2                              0            0   9.3800322           2            0   5.4400257
   Alterity Enhanced                                           99           11   9.2982752       3,327          614   5.4128167
   Alterity Optional - Option 1                               464           50   9.3526995       1,662          306   5.4309406
   Alterity Optional - Option 2                                 0            0   9.2982752         153           28   5.4128167
   Dimensions - Option 1                                        0            0           0           7            1   5.4491256
   Dimensions - Option 2                                        0            0           0           0            0   5.4309406
   Dimensions - Option 3                                        0            0           0          11            2   5.4218712
   Dimensions - Option 4                                        0            0           0           1            0   5.4037772
   Dimensions - Option 5                                        0            0           0           0            0   5.4309406
   Dimensions - Option 6                                        0            0           0           2            0   5.4128167
   High Five Traditional                                        0            0           0           0            0           0
   High Five Enhanced                                           0            0           0           0            0           0
   Rewards Traditional - Option 1                             575           61   9.3663562         800          147   5.4354814
   Rewards Traditional - Option 2                               0            0   9.2847184           0            0   5.4082950
   Rewards Enhanced - Option 1                                 99           11   9.3118519         645          119   5.4173421
   Rewards Enhanced - Option 2                                  0            0   9.2847184           0            0   5.4082950
   Rewards Enhanced - Option 3                                  0            0   9.2306882           0            0   5.3902462
   Valuemark II & III                                           0            0           0         438           80   5.4582407
   Valuemark IV - Option 1                                      0            0           0         398           73   5.4500365
   Valuemark IV - Option 2                                      0            0           0          82           15   5.4227763
   Valuemark IV - Option 3                                      0            0           0           0            0   5.4409351
   Valuemark IV - Option 4                                      0            0           0          60           11   5.4137215
   Charter Traditional                                         15            2   9.5040149          94           17   5.4810951
   Charter Enhanced                                             0            0   9.4487085         131           24   5.4628029
   Deferred Variable Annuities                                  0            0           0           0            0   0.5030839
   Valuemark Income Plus                                        0            0           0           0            0   0.4874672

7. FINANCIAL HIGHLIGHTS

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
    2002                                          1,522   $4.94 to $5.09     7,605   0.00%      1.15% to 2.15%   -25.96% to -25.22%
    2001                                          1,447   $6.69 to $6.80     9,730   0.00%      1.15% to 2.00%   -24.81% to -24.16%
AIM V.I. Growth Fund
    2002                                          3,067   $0.31 to  $3.89    11,809   0.00%     1.15% to 2.15%   -32.44% to -31.76%
    2001                                          4,507   $0.49  to $5.70    25,569   0.19%     1.15% to 2.00%   -35.10% to -34.64%
AIM V.I. International Growth Fund
    2002                                            575   $4.79 to  $4.93     2,788   0.44%     1.15% to 2.15%   -17.47% to -16.64%
    2001                                            641   $5.82  to $5.92     3,753   0.39%     1.15% to 2.00%   -25.05% to -24.41%
AIM V.I. Premier Equity Fund
    2002                                          1,914   $5.01 to  $5.16     9,717   0.30%     1.15% to 2.15%   -31.74% to -31.06%
    2001                                          1,861   $7.36  to $7.48    13,780   0.23%     1.15% to 2.00%   -14.30% to -13.57%
Alger American Growth Portfolio
    2002                                          2,095   $0.43 to  $5.32    11,040   0.04%     1.15% to 2.15%   -34.42% to -33.76%
    2001                                          3,136   $0.69  to $8.02    25,100   0.27%     1.15% to 2.15%   -13.48% to -12.83%
Alger American Leveraged AllCap Portfolio
    2002                                            973   $0.39 to  $4.91     4,743   0.01%     1.15% to 2.15%   -35.32% to -34.67%
    2001                                          1,645   $0.65 to  $7.51    12,296   0.00%     1.15% to 2.00%   -17.52% to -16.90%
Alger American MidCap Growth Portfolio
    2002                                          1,883   $6.75 to  $6.95    12,884   0.00%     1.15% to 2.15%   -31.04% to -30.35%
    2001                                          1,517   $9.82  to $9.98    14,979   0.00%     1.15% to 2.00%    -8.38%  to -7.60%
Alger American Small Capitalization Portfolio
    2002                                            273   $3.62 to  $3.72       996   0.00%     1.15% to 2.15%   -27.79% to -27.07%
    2001                                            361   $5.02  to $5.11     1,824   0.08%     1.15% to 2.00%   -30.91% to -30.32%



                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002


7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Davis VA Financial Portfolio
    2002                                           2,007   $0.92 to  $9.72    19,152   0.41%     1.15% to 2.15%   -18.61% to -17.79%
    2001                                             656  $11.64  to $11.38    7,682   0.07%     1.15% to 2.00%   -12.16% to -11.40%
Davis VA Real Estate Portfolio
    2002                                             286  $13.32 to  $13.72    3,871   4.30%     1.15% to 2.15%     3.64% to   4.68%
    2001                                             342  $12.89  to $13.10    4,434   5.33%     1.15% to 2.00%     3.40% to   4.29%
Davis VA Value Portfolio
    2002                                           6,813   $0.76 to  $8.02    53,716   1.34%     1.15% to 2.15%   -18.04% to -17.22%
    2001                                           1,658   $9.54  to $9.69    15,918   0.84%     1.15% to 2.00%   -12.18% to -11.42%
Dreyfus Small Cap Stock Index Fund
    20023                                          2,050   $0.73 to  $7.62    15,561   0.39%     1.15% to 2.15%   -24.34% to -23.84%
Dreyfus Stock Index Fund
    20023                                          5,535   $0.78 to  $8.17    45,061   1.35%     1.15% to 2.15%   -19.52% to -18.98%
Franklin Aggressive Growth Securities Fund
    2002                                             769   $0.30 to  $3.65     2,801   0.00%     1.15% to 1.49%   -36.62% to -36.46%
    2001                                           1,119   $0.51  to $5.75     6,419   0.20%     1.15% to 1.49%   -23.85% to -23.69%
Franklin Global Communications Securities Fund
    2002                                          10,140   $0.32 to  $12.11  120,339   0.95%     1.15% to 2.15%   -34.94% to -34.21%
    2001                                          13,400   $0.52  to $18.43  242,050   0.08%     1.15% to 2.00%   -30.80% to -30.21%
Franklin Growth and Income Securities Fund
    2002                                          17,912   $0.68 to  $25.11  445,102   3.08%     1.15% to 2.15%   -17.51% to -16.68%
    2001                                          20,129   $0.87  to $30.14  600,661   0.32%     1.15% to 2.00%    -4.22% to  -3.39%
Franklin High Income Fund
    2002                                           6,675   $0.54 to  $16.85  109,632  15.58%     1.15% to 2.15%   -11.87% to -10.81%
    2001                                           7,560   $0.65  to $18.93  139,801  17.19%     1.15% to 2.00%     2.11% to   2.98%
Franklin Income Securities Fund
    2002                                          14,842   $0.80 to  $28.80  419,657   9.67%     1.15% to 2.15%    -2.72% to  -1.75%
    2001                                          17,086   $0.87  to $29.31  493,404   7.33%     1.15% to 2.00%    -1.25% to  -0.40%
Franklin Large Cap Growth Securities Fund
    2002                                          12,126   $0.70 to  $14.10  172,346   0.82%     1.15% to 2.15%   -24.82% to -24.01%
    2001                                          14,363   $0.99  to $18.56  270,632   0.58%     1.15% to 2.00%   -13.19% to -12.45%
Franklin Money Market Fund
    2002                                           6,422   $0.83 to  $16.29  102,930   1.38%     1.15% to 1.49%    -0.28% to  -0.08%
    2001                                          11,438   $0.88  to $16.30  183,001   4.05%     1.15% to 1.49%     2.25% to   2.46%
Franklin Real Estate Fund
    2002                                           4,471   $0.80 to  $30.68  132,590   2.80%     1.15% to 2.15%    -0.10% to   0.90%
    2001                                           4,251   $0.84  to $30.41  126,659   4.21%     1.15% to 2.00%     5.74% to   6.67%
Franklin Rising Dividends Securities Fund
    2002                                          13,216   $0.81 to  $24.97  325,137   1.31%     1.15% to 2.15%    -3.68% to  -2.69%
    2001                                          12,700   $0.89  to $25.66  324,192   0.09%     1.15% to 2.00%    11.31% to  12.31%
Franklin S&P 500 Index Fund
    2002                                           3,917   $0.51 to  $6.26    24,544   1.40%     1.15% to 2.15%   -24.06% to -23.30%
    2001                                           4,958   $0.71  to $8.17    41,513   0.97%     1.15% to 2.00%   -14.56% to -13.54%
Franklin Small Cap Fund
    2002                                          12,588   $0.61 to  $14.22  177,839   0.45%     1.15% to 2.15%   -30.20% to -29.50%
    2001                                          12,429   $0.93  to $20.17  252,254   0.53%     1.15% to 2.00%   -16.93% to -16.20%
Franklin Small Cap Value Securities Fund
    2002                                           4,881   $0.70 to  $9.66    47,044   0.44%     1.15% to 2.15%   -11.19% to -10.30%
    2001                                           2,882    $084  to $10.77   31,558   0.51%     1.15% to 2.00%    11.53% to  12.61%
Franklin Technology Securities Fund
    2002                                             590   $0.24 to  $2.90     1,712   0.00%     1.15% to 1.49%   -44.75% to -44.54%
    2001                                             921   $0.47  to $5.23     4,820   0.00%     1.15% to 1.49%   -30.63% to -30.41%
Franklin U.S. Government Fund
    2002                                          19,304   $1.01 to  $24.16  450,493   5.73%     1.15% to 2.15%     7.44% to   8.55%
    2001                                          17,036   $0.99  to $22.26  369,768   7.37%     1.15% to 2.00%     5.23% to   6.14%
Franklin Zero Coupon Fund - 2005
    2002                                           2,184   $1.02 to  $31.09   65,026   5.70%     1.15% to 2.15%     7.76% to   8.85%
    2001                                           1,972   $1.00  to $28.57   54,431   6.44%     1.15% to 2.00%     6.77% to   7.68%


                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Franklin Zero Coupon Fund - 2010
    2002                                           1,844   $1.09 to  $36.12   63,361   5.32%     1.15% to 2.15%    17.55% to  18.73%
    2001                                           1,585   $0.99  to $30.42   46,528   7.11%     1.15% to 2.00%     3.52% to   4.41%
J.P. Morgan International Opportunities Portfolio
    2002                                              90   $5.55 to  $5.72       507   0.44%     1.15% to 2.15%   -20.05% to -19.24%
    2001                                             124   $6.97  to $7.08       871   0.96%     1.15% to 2.00%   -20.75% to -20.07%
J.P. Morgan U.S. Disciplined Equity Portfolio
    2002                                             166   $5.86 to  $6.04       986   0.08%     1.15% to 2.15%   -26.23% to -25.49%
    2001                                             218   $7.97  to $8.10     1,745   0.63%     1.15% to 2.00%   -13.66% to -12.92%
Jennison 20/20 Focus Portfolio
    20023                                            645   $0.78 to  $8.21     5,267   0.00%     1.15% to 2.15%   -18.96% to -18.41%
Mutual Discovery Securities Fund
    2002                                          11,296   $0.72 to  $13.32  151,745   1.54%     1.15% to 2.15%   -11.33% to -10.32%
    2001                                          10,565   $0.85  to $14.87  160,131   2.12%     1.15% to 2.00%    -1.76% to  -0.92%
Mutual Shares Securities Fund
    2002                                          22,902   $0.76 to  $13.80  317,069   0.94%     1.15% to 2.15%   -13.69% to -12.79%
    2001                                          23,782   $0.94  to $15.83  379,768   1.99%     1.15% to 2.00%     4.19% to   5.81%
Oppenheimer Global Securities Fund/VA
    2002                                           7,361   $0.66 to  $6.96    50,331   0.26%     1.15% to 2.15%   -23.79% to -23.02%
    2001                                           1,348   $8.90  to $9.04    12,067   0.47%     1.15% to 2.00%   -13.79% to -13.05%
Oppenheimer High Income Fund/VA
    2002                                           1,496   $0.88 to  $9.32    13,818   6.66%     1.15% to 2.15%    -4.47% to  -3.51%
    2001                                             454   $9.47  to $9.63     4,332   6.25%     1.15% to 2.00%    -0.06% to   0.80%
Oppenheimer Main Street Growth & Income Fund/VA
   2002                                           7,490   $0.64 to  $6.73    49,538   0.50%     1.15% to 2.15%    -20.52% to -19.73%
   2001                                           2,071   $8.25  to $8.38    17,183   0.38%     1.15% to 2.00%    -11.95% to -11.19%
PIMCO VIT High Yield Portfolio
    2002                                           3,528   $0.90 to  $9.75    33,182   8.26%     1.15% to 2.15%    -3.31% to  -2.34%
    2001                                             761   $0.98  to $9.99     7,364   8.16%     1.15% to 2.00%     0.32% to   1.18%
PIMCO VIT StocksPLUS Growth and Income Portfolio
    2002                                           2,226   $0.60 to  $6.55    14,357   3.38%     1.15% to 2.15%   -21.92% to -21.13%
    2001                                             521   $0.81  to $8.31     4,284   5.74%     1.15% to 2.00%   -13.20% to -12.45%
PIMCO VIT Total Return Portfolio
    2002                                          15,379   $1.18 to  $12.70  189,144   4.05%     1.15% to 2.15%     6.76% to   7.83%
    2001                                           2,410   $1.15  to $11.78   27,627   4.62%     1.15% to 2.00%     6.23% to   7.15%
Seligman Global Technology Portfolio
    2002                                           1,050   $3.89 to  $4.01     4,139   0.00%     1.15% to 2.15%   -33.09% to -32.42%
    2001                                           1,232   $5.84 to  $5.93     7,236   0.00%     1.15% to 2.00%   -23.60% to -22.95%
Seligman Small-Cap Value Portfolio
    2002                                           4,236   $1.32 to  $14.00   58,193   0.00%     1.15% to 2.15%   -17.17% to -16.34%
    2001                                             842  $16.46  to $16.73   13,936   0.00%     1.15% to 2.00%    21.06% to  22.10%
SP Jennison International Growth Portfolio
    2002                                             830   $0.50 to  $4.10     3,375   0.00%     1.15% to 2.15%   -24.48% to -23.72%
    2001                                             158   $0.71  to $5.37       846   0.30%     1.15% to 2.00%   -37.20  to -36.66%
SP Strategic Partners Focused Growth Portfolio
    2002                                           1,331   $0.56 to  $4.88     6,407   0.00%     1.15% to 2.15%   -27.11% to -26.37%
    2001                                             268   $0.82  to $6.62     1,766   0.00%     1.15% to 2.00%   -17.40% to -16.69%
Templeton Asset Strategy Fund
    2002                                           1,554   $0.58 to  $14.51   19,101   1.98%     1.15% to 1.49%    -5.67% to  -5.48%
    2001                                           2,107   $0.65  to $15.35   27,296   1.53%     1.15% to 1.49%   -11.16% to -10.98%
Templeton Developing Markets Securities Fund
    2002                                           8,256   $0.48 to  $7.69    62,503   1.61%     1.15% to 2.15%    -2.27% to  -1.29%
    2001                                           8,223   $0.51  to $7.79    63,526   0.99%     1.15% to 2.00%    -9.91% to  -9.14%
Templeton Foreign Securities Fund
    2002                                          17,480   $0.52 to  $14.66  253,298   1.80%     1.15% to 2.15%   -20.29% to -19.49%
    2001                                          19,656   $0.69  to $18.20  354,538   3.21%     1.15% to 2.00%   -17.67% to -16.93%


                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                 At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Templeton Global Income Securities Fund
    2002                                           1,902   $1.00 to  $21.23   39,458   1.18%     1.15% to 1.49%    19.52% to  19.76%
    2001                                           2,539   $0.88  to $17.72   43,946   3.77%     1.15% to 1.49%     0.86% to   1.11%
Templeton Growth Securities Fund
    2002                                          18,881   $0.65 to  $15.55  294,472   2.38%     1.15% to 2.15%   -20.22% to -19.42%
    2001                                          21,215   $0.87  to $19.30  410,225   2.15%     1.15% to 2.00%    -3.28% to  -2.37%
USAZ AIM Basic Value Fund
    20023                                          2,785   $0.72 to  $7.58    21,035   0.17%     1.15% to 2.15%   -24.73% to -24.22%
USAZ AIM Blue Chip Fund
    20023                                          1,466   $0.77 to  $8.03    11,761   0.06%     1.15% to 2.15%   -20.24% to -19.70%
USAZ AIM Dent Demographic Trends Fund
    20023                                            611   $0.72 to  $7.56     4,617   0.00%     1.15% to 2.15%   -24.89% to -24.38%
USAZ AIM International Equity Fund
    20023                                          1,012   $0.77 to  $8.10     8,153   0.00%     1.15% to 2.15%   -19.56% to -19.02%
USAZ Alliance Capital Growth and Income Fund
    2002                                           2,020   $0.72 to  $7.83    15,791   0.85%     1.15% to 2.15%   -25.79% to -25.05%
    20012                                            313   $1.03  to $10.45    3,368   1.35%     1.15% to 2.00%     4.35% to   4.48%
USAZ Alliance Capital Large Cap Growth Fund
    2002                                           2,662   $0.66 to  $7.21    19,091   0.00%     1.15% to 2.15%   -32.18% to -31.49%
    20012                                            241   $1.04  to $10.53    2,536   0.00%     1.15% to 2.00%     5.18% to   5.31%
USAZ Alliance Capital Technology Fund
    2002                                           1,383   $0.58 to  $6.26     8,595   0.00%     1.15% to 2.15%   -42.38% to -41.81%
    20012                                            408   $1.06  to $10.75    4,380   0.00%     1.15% to 2.00%     7.37% to   7.51%
USAZ Money Market Fund
    2002                                          18,279   $0.97 to  $10.60  191,865   0.80%     1.15% to 2.15%    -1.30% to  -0.31%
    2001                                          11,347   $1.04  to $10.63  120,221   2.47%     1.15% to 2.00%     1.22% to   2.09%
USAZ Oppenheimer Emerging Growth Fund
    20023                                            978   $0.77 to  $8.06     7,808   0.00%     1.15% to 2.15%   -20.25% to -19.72%
USAZ PIMCO Growth and Income Fund
    2002                                           1,044   $0.75 to  $8.13     8,485   1.46%     1.15% to 2.15%   -20.61% to -19.81%
    20012                                            204   $1.00  to $10.14    2,095   1.98%     1.15% to 2.00%     1.32% to   1.45%
USAZ PIMCO Renaissance Fund
    2002                                           9,622   $0.75 to  $8.15    77,896   0.05%     1.15% to 2.15%   -26.67% to -25.94%
    20012                                            693   $1.09  to $11.00    7,711   0.00%     1.15% to 2.00%     9.86% to  10.01%
USAZ PIMCO Value Fund
    2002                                           2,869   $0.75 to  $8.12    23,233   0.59%     1.15% to 2.15%   -26.50% to -25.76%
    20012                                            328   $1.08  to $10.94    3,683   0.25%     1.15% to 2.00%     9.29% to   9.43%
USAZ Templeton Developed Markets Fund
    2002                                             220   $0.80 to  $8.72     2,027   0.76%     1.15% to 2.15%   -15.73% to -14.88%
    20012                                             19   $1.01  to $10.23      196   0.00%     1.15% to 2.00%     2.19% to   2.32%
USAZ Van Kampen Aggressive Growth Fund
    2002                                           2,285   $0.48 to  $5.38    12,171   0.00%     1.15% to 2.15%   -33.78% to -33.12%
    20012                                            269   $0.77  to $8.04     2,154   0.00%     1.15% to 2.00%   -20.08% to -19.62%
USAZ Van Kampen Comstock Fund
    2002                                           9,962   $0.66 to  $7.42    73,195   1.13%     1.15% to 2.15%   -21.58% to -20.79%
    20012                                          1,824   $0.89  to $9.36    17,053   1.15%     1.15% to 2.00%    -6.88  to  -6.35%
USAZ Van Kampen Emerging Growth Fund
    2002                                           5,961   $0.54 to  $6.12    36,135   0.00%     1.15% to 2.15%   -33.76% to -33.09%
    20012                                            674   $0.87  to $9.15     6,173   0.00%     1.15% to 2.00%    -9.02% to  -8.51%
USAZ Van Kampen Growth and Income Fund
    2002                                           5,910   $0.73 to  $8.16    47,870   0.94%     1.15% to 2.15%   -16.52% to -15.68%
    20012                                          1,627   $0.92  to $9.68    15,836   1.09%     1.15% to 2.00%    -3.71% to  -3.16%
USAZ Van Kampen Growth Fund
    2002                                           2,699   $0.64 to  $7.14    19,098   0.00%     1.15% to 2.15%   -25.86% to -25.11%
    20012                                            572   $0.91  to $9.54     5,455   0.00%     1.15% to 2.00%    -5.18% to  -4.64%
Van Kampen LIT Emerging Growth
    2002                                           1,532   $0.49 to  $5.48     8,332   0.06%     1.15% to 2.15%   -34.09% to -33.42%
    20012                                          1,222   $0.79  to $8.23    10,019   0.00%     1.15% to 2.00%   -18.87% to -18.41%


                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2002
7. FINANCIAL HIGHLIGHTS (CONTINUED)

A SUMMARY OF UNITS OUTSTANDING (THOUSANDS), UNIT VALUES, NET ASSETS (THOUSANDS),
RATIOS,  AND TOTAL RETURN FOR  VARIABLE  ANNUITY  CONTRACTS  FOR THE YEARS ENDED
DECEMBER 31, 2002 AND 2001 FOLLOWS:

                                                                  At December 31                 For the years ended December 31
                                                   ---------------------------------------------------------------------------------
                                                                                       Investment   Expense Ratio    Total Return
                                                    Units    Unit Fair Value      Net    Income       lowest to       Lowest to
                                                Outstanding lowest to highest    Assets   Ratio*      highest**       highest***
                                                   ---------------------------------------------------------------------------------
Van Kampen LIT Enterprise Portfolio
    2002                                              65   $4.66 to  $4.79       309   0.45%     1.15% to 2.15%   -30.83% to -30.14%
    2001                                              96   $6.76 to  $6.86       651   0.23%     1.15% to 2.00%   -21.93% to -21.33%
Van Kampen LIT Growth and Income Portfolio
    2002                                             160   $9.23 to  $9.50     1,488   1.09%     1.15% to 2.15%   -16.32% to -15.48%
    2001                                             203  $11.08 to $11.24     2,263   0.04%     1.15% to 2.00%    -7.59% to  -6.89%


* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund commencement) to December 31, 2002



                                      113



                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 2002 and 2001

                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.





January 17, 2003

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                                      Assets                                2002              2001
--------------------------------------------------------------------------------------------------------

Investments:
      Fixed maturity securities, at fair value                        $    12,665,704         7,512,646
      Short-term securities                                                 1,331,745           297,648
      Equity securities, at fair value                                        427,014           476,427
      Preferred stock of affiliate                                            650,000                 0
      Mortgage loans on real estate, net                                      782,550           665,991
      Securities held under forward commitments, at fair value                546,702                 0
      Real estate                                                             355,372           355,403
      Securities held under agreements
           to repurchase, at fair value                                       211,006           815,969
      Options                                                                 195,496           173,410
      Loan to parent company                                                  100,000           100,000
      Policy loans                                                             43,964            31,933
      Partnerships                                                             31,073            32,863
      Investment in equity method investees                                    12,542             4,779
      Other long-term investments                                                 971             1,841
--------------------------------------------------------------------------------------------------------
                Total investments                                          17,354,139        10,468,910

Cash                                                                           86,263            65,808
Accrued investment income                                                     169,188           116,256
Receivables (net of allowance for uncollectible
      accounts of $1,199 in 2002 and $6,484 in 2001)                          246,259           245,198
Reinsurance recoverable:
      Recoverable on future policy benefit reserves                         1,564,049         1,642,177
      Recoverable on policy and contract account balances                   2,515,170         2,662,573
      Recoverable on unpaid claims                                            602,719           438,655
      Receivable on paid claims                                                12,503            60,416
Goodwill                                                                      316,798           304,074
Value of business acquired (net of accumulated amortization
      of $69,039 in 2002 and $58,829 in 2001)                                 156,769           160,645
Deferred acquisition costs                                                  1,682,220         1,165,432
Home office property and equipment (net of accumulated
      depreciation of $24,251 in 2002 and $14,106 in 2001)                    110,570           110,314
Income tax recoverable                                                         87,223            50,959
Other assets                                                                   65,687            54,802
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets               24,969,557        17,546,219

Separate account assets                                                     5,418,863         5,667,840
--------------------------------------------------------------------------------------------------------

                Total assets                                          $    30,388,420        23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)




                            Liabilities                                     2002              2001
--------------------------------------------------------------------------------------------------------

      Future policy benefit reserves                                  $    2,858,504          2,753,610
      Policy and contract account balances                                16,699,892         10,695,312
      Policy and contract claims                                             903,105            856,950
      Unearned premiums                                                       42,513             41,503
      Reinsurance payable                                                     99,189            136,798
      Deferred income on reinsurance                                         126,211            146,144
      Deferred income taxes                                                  127,840              1,062
      Accrued expenses                                                        47,578             87,881
      Commissions due and accrued                                            108,620             64,471
      Other policyholder funds                                               223,754            127,800
      Mortgage notes payable                                                  95,970            108,848
      Securities held under agreements to repurchase                         211,761            819,968
      Securities held under forward commitments                              548,322                  0
      Amounts drawn in excess of bank balances                                96,523             85,799
      Other liabilities                                                       53,936             56,160
--------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities    22,243,718         15,982,306

      Separate account liabilities                                         5,418,863          5,667,840
--------------------------------------------------------------------------------------------------------
                Total liabilities                                         27,662,581         21,650,146
--------------------------------------------------------------------------------------------------------

Stockholders' equity:
      Common stock, $1 par value, 40,000,000 and 20,000,000
           shares authorized; 20,000,000 issued and outstanding               20,000             20,000
            at December 31, 2002 and 2001, respectively
      ClassA,  Series  A  Preferred  stock,  $1  par  value,   8,909,195  shares
           authorized, issued, and outstanding; liquidation
           preference of $321,360 at December 31, 2002                         8,909                  0
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $350,000 at December 31, 2002             9,994                  0
      Loan to parent company                                                (250,000)                 0
      Additional paid-in capital                                           2,123,371            830,274
      Retained earnings                                                      665,014            693,375
      Accumulated other comprehensive income                                 148,551             20,264
--------------------------------------------------------------------------------------------------------
                Total stockholders' equity                                 2,725,839          1,563,913

Commitments and contingencies (notes 6 and 11)
--------------------------------------------------------------------------------------------------------

                Total liabilities and stockholders' equity            $   30,388,420         23,214,059
--------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                   2002           2001            2000
---------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                              $      486,236         476,025        453,789
      Other life policy considerations                             57,962          61,714         61,482
      Annuity considerations                                      309,324         200,564        186,393
      Accident and health premiums                                476,999         593,675        654,874
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                1,330,521       1,331,978      1,356,538

      Premiums and annuity considerations ceded                   455,715         374,997        345,279
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                    874,806         956,981      1,011,259

      Investment income, net                                      709,274         594,059        438,399
      Realized investment (losses) gains                         (195,031)        (97,534)       122,851
      Other                                                       103,474          76,646         84,912
---------------------------------------------------------------------------------------------------------
               Total revenue                                    1,492,523       1,530,152      1,657,421
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                     466,734         491,763        458,203
      Annuity benefits                                            791,778         633,441        443,436
      Accident and health insurance benefits                      349,353         460,987        521,616
---------------------------------------------------------------------------------------------------------
               Total benefits                                   1,607,865       1,586,191      1,423,255

      Benefit recoveries                                          517,034         519,669        445,572
---------------------------------------------------------------------------------------------------------
               Net benefits                                     1,090,831       1,066,522        977,683

      Commissions and other agent compensation                    907,278         494,135        397,020
      General and administrative expenses                         327,941         281,997        241,272
      Taxes, licenses, and fees                                    18,559          18,121         24,553
      Amortization of goodwill                                          0          17,368         16,744
      Amortization of value of business acquired,
          net of interest credited                                  3,876          17,581         20,909
      Change in deferred acquisition costs, net                  (811,267)       (316,439)      (139,748)
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                      1,537,218       1,579,285      1,538,433
---------------------------------------------------------------------------------------------------------

               (Loss) income from operations before
                    income taxes                                  (44,695)        (49,133)       118,988
---------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                     (74,379)         (2,544)        28,871
      Deferred                                                     58,045          (7,867)       (15,917)
---------------------------------------------------------------------------------------------------------
               Total income tax (benefit) expense                 (16,334)        (10,411)        12,954
---------------------------------------------------------------------------------------------------------

               (Loss) income before cumulative effect
                    of change in accounting                       (28,361)        (38,722)       106,034
Cumulative effect of change in
      accounting, net of tax benefit                                    0          (6,257)             0
---------------------------------------------------------------------------------------------------------

               Net (loss) income                           $      (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

             Consolidated Statements of Comprehensive Income (Loss)

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                                   2002           2001          2000

----------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                          $     (28,361)       (44,979)      106,034
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Foreign currency translation adjustments, net of tax                            539         (2,925)         (798)
----------------------------------------------------------------------------------------------------------------------
     Unrealized gains (losses) on fixed maturity and equity securities:
         Unrealized holding gains (losses) arising during the period, net of effect on  deferred  policy  acquisition  costs of  $294,480,
            $86,817, and $0 for 2002, 2001, and 2000,  respectively,  and net of tax expense (benefit) of $347, $(35,992), and
            $23,155 in 2002, 2001, and 2000, respectively                            978        (67,044)       43,001
         Reclassification adjustment for losses (gains) included
            in net income, net of tax benefit (expense) of $68,261,
            $34,137, and $(42,998) in 2002, 2001, and 2002, respectively         126,770         63,397       (79,853)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                      127,748         (3,647)      (36,852)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                      128,287         (6,572)      (37,650)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income (loss)                      $      99,926        (51,551)       68,384
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholders' Equity

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)


                                                                    2002           2001            2000
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning of year                                      0               0              0
      Issuance of Class A, Series A preferred stock                 8,909
      Issuance of Class A, Series B preferred stock                 9,994               0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       18,903               0              0
---------------------------------------------------------------------------------------------------------

Loan to parent company:
      Balance at beginning of year                                      0               0              0
      Issuance of loan to parent company                         (250,000)              0              0
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                     (250,000)              0              0
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning of year                                830,274         830,274        830,274
      Capital contribution                                      1,293,097               0              0
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    2,123,371         830,274        830,274
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                693,375         738,354        632,320
      Net (loss) income                                           (28,361)        (44,979)       106,034
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      665,014         693,375        738,354
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income: Accumulated unrealized holding gain:
      Balance at beginning of year                                 28,735          32,382         69,234
      Net unrealized gain (loss) on investments during
          the year, net of deferred federal income taxes
          and deferred acquisition costs                          127,748          (3,647)       (36,852)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      156,483          28,735         32,382
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                 (8,471)         (5,546)        (4,748)
      Net unrealized gain (loss) on foreign currency
          translation during the year, net of deferred
          federal income taxes                                        539          (2,925)          (798)
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                       (7,932)         (8,471)        (5,546)

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                148,551          20,264         26,836
---------------------------------------------------------------------------------------------------------

                    Total stockholders' equity             $    2,725,839       1,563,913      1,615,464
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)



                                                                          2002           2001           2000
----------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net (loss) income                                             $      (28,361)       (44,979)       106,034
----------------------------------------------------------------------------------------------------------------

       Adjustments  to  reconcile  net  (loss)  income to net cash  provided  by operating activities:
             Realized investment losses (gains)                           195,031         97,534       (134,916)
             Unrealized loss (gain) on equity-indexed annuity-
                 related options and reserves                              20,065        (11,044)        13,554
             Deferred federal income tax (benefit)                         58,045         (7,867)       (15,917)
             Charges to policy account balances                           (50,687)       (50,148)       (45,354)
             Interest credited to policy account balances                 503,080        411,728        310,005
             Depreciation and amortization                                 (5,619)        22,202         22,352
             Equity in earnings of equity method investees                (15,055)        (4,682)        (2,659)
             Change in:
                 Accrued investment income                                (52,932)       (27,958)       (14,524)
                 Receivables                                               (1,061)        69,049          1,819
                 Reinsurance recoverable                                  107,498         36,548        132,060
                 Deferred acquisition costs                              (811,267)      (316,439)      (139,748)
                 Future benefit reserves                                  104,894         13,463        232,554
                 Policy and contract claims
                     and other policyholder funds                         142,109        (64,700)        19,315
                 Unearned premiums                                          1,010         (7,404)          (106)
                 Reinsurance payable                                      (37,609)       (10,028)       (65,413)
                 Deferred income on reinsurance                           (19,933)       (20,359)       (20,385)
                 Current tax recoverable                                  (36,264)       (50,307)         9,832
                 Accrued expenses and other liabilities                   (42,527)        (2,328)        10,460
                 Commissions due and accrued                               44,149          7,298          1,269
             Other, net                                                    (6,832)         6,477        (11,508)
----------------------------------------------------------------------------------------------------------------
                      Total adjustments                                    96,095         91,035        302,690
----------------------------------------------------------------------------------------------------------------

             Net cash provided by operating activities                     67,734         46,056        408,724
----------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.         (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                  Years ended December 31, 2002, 2001, and 2000
                                 (in thousands)

                                                                   2002            2001            2000
------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities                  $           67,734         46,056       408,724
------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed maturity securities                      (10,938,153)     (5,108,299)    (2,048,850)
      Purchase of equity securities                                 (489,042)       (454,448)    (1,262,887)
      Purchase of real estate                                        (22,749)        (57,742)      (169,960)
      Purchase of options                                           (114,149)       (140,512)       (84,045)
      Funding of mortgage loans                                     (168,350)       (124,437)       (85,559)
      Sale and redemption of fixed maturity securities             6,794,431       2,442,611      1,101,652
      Matured fixed maturity securities                               34,249          65,080         93,125
      Sale of equity securities                                      413,034         456,238      1,263,995
      Sale of real estate                                             16,194             686            487
      Sale of interest in unconsolidated subsidiary                        0           3,558              0
      Change in securities under
          agreements to repurchase                                  (608,207)        819,968              0
      Repayment of mortgage loans                                     50,129          24,993         47,945
      Net change in short-term securities                         (1,034,097)         11,833       (169,953)
      Purchase of home office property and equipment                     (54)        (51,934)       (36,765)
      Purchase of interest in equity method investees                (12,782)         (9,320)       (24,357)
      Loan to parent company                                               0        (100,000)             0
      Other, net                                                        (860)        (17,255)         6,817
------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                       (6,080,406)     (2,238,980)    (1,368,355)
------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                  6,821,605       2,958,810      1,957,756
      Policyholders' withdrawals from account balances            (1,176,152)     (1,076,940)    (1,060,027)
      Policyholders' net transfers between account balances          (22,172)        235,971         (3,828)
      Change in amounts drawn in excess of bank balances              10,724          36,552         31,144
      Change in mortgage notes payable                               (12,878)         62,712              0
      Loan to parent company                                        (250,000)              0              0
      Proceeds from issuance of preferred stock                      662,000               0              0
------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                    6,033,127       2,217,105        925,045
------------------------------------------------------------------------------------------------------------

                    Net change in cash                                20,455          24,181        (34,586)

Cash at beginning of year                                             65,808          41,627         76,213
------------------------------------------------------------------------------------------------------------

Cash at end of year                                          $        86,263          65,808         41,627
------------------------------------------------------------------------------------------------------------
Supplemental Data:
Non-cash investing and financing activities:
      Preferred stock received from affiliate                $       650,000               0              0
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001, and 2000
                        (in thousands, except share data)

(1)  Summary of Significant Accounting Policies

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 12 to these financial statements for further information.

     The Company is a life insurance company that is licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2002 statutory net premium, 94%, 4%, and 2% of the Company's business is annuity, life, and accident and health, respectively. The annuity business is comprised of equity-indexed, five-year deferral, variable, and one-year deferral annuities representing 43%, 22%, 22%, and 13% of 2002 statutory net premium, respectively. The Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will continue to decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

     Basis of Presentation

     The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
     (GAAP), which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Allianz Life Insurance Company of New York (formerly known as Preferred Life Insurance Company of New York), and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements.

     Traditional Life, Group Life, and Group Accident and Health Insurance

     Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts, and certain annuity products with life contingencies.

     Premiums on traditional life and group life products are recognized as income as earned ratably over the life of the contract. Group accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium-paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                       (in thousands, except share data)


     Nontraditional and Variable Life and Annuity Business

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance. The change in fair market value of embedded derivatives in equity-indexed products is included in net investment income.

     Value of Business Acquired and Goodwill

     The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance is summarized below.
                                                2002         2001         2000
--------------------------------------------------------------------------------

     Balance, beginning of year           $     160,645     189,454     210,363
     Interest                                     6,334       6,770       7,433
     Amortization                               (10,210)    (24,351)    (28,342)
     Cumulative adjustment - FAS 133                  0     (11,228)          0
                                       -----------------------------------------
     Balance, end of year                 $     156,769     160,645     189,454
                                       -----------------------------------------


     The net amortization of the VOBA in each of the next five years is expected to be: 2003 - $19,516; 2004 - $17,341; 2005 - $14,008; 2006 - $13,301; and
     2007 - $12,646.

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Prior to January 1, 2002, goodwill related to the purchase of LifeUSA Insurance Company was amortized on a straight-line basis over 20 years; all other goodwill was amortized over 15 years. The Company acquired two minority-owned organizations after June 30, 2001 that resulted in goodwill of $5,000. Since these acquisitions were completed after June 30, 2001, in accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets, goodwill was not amortized. Subsequent to January 1, 2002, goodwill has not been amortized. During 2002, the Company acquired one minority-owned organization and increased its ownership in six minority-owned organizations, which resulted in goodwill of $12,724. Accumulated amortization as of January 1, 2002 was $37,964. Comparable net income, excluding goodwill amortization, for 2001 and 2000 is summarized below.

                                                        2001           2000
     ---------------------------------------------------------------------------
     Net (loss) income, as reported            $     (44,979)       106,034
     Goodwill amortization                            17,368         16,744
                                                  ------------------------------
     Net (loss) income, excluding
            goodwill amortization              $     (27,611)       122,778
                                                  ------------------------------

     The value of both VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates are based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable and an impairment test is completed. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings. Based on these fair value calculations, there is no goodwill impairment at December 31, 2002.

                                       2                              (combined)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Deferred Acquisition Costs

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest-sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Deferred acquisition costs amortized during 2002, 2001, and 2000 were $165,046, $117,854, and $162,746, respectively.

     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities. These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred acquisition costs related to equity-indexed annuities and universal life products for investment activity such as bond defaults on fixed maturity securities, write-downs on other than temporarily impaired fixed maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     Future Policy Benefit Reserves

     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.5% to 6%.

     Policy and Contract Account Balances

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal, and interest margin assumptions. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the fair value of the expected index benefit over the life of the contract, and the second part representing the value of the host contract. The index benefit is valued at fair value using current capital market observations, along with estimates of future policyholder behavior. The host contract is valued consistently with similar deferred annuity contracts without an index benefit.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are carried at fair value using capital market scenarios, along with estimates of future policyholder behavior.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.


                                       3                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Policy and Contract Claims

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term case benefits include interest and mortality discounting.

     Reinsurance

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     Investments

     The Company classifies its entire fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value; unrealized gains and losses, net of tax, are credited or charged directly to stockholders' equity. The preferred stock of affiliate is carried at cost. The Company considers it not practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of the preferred stock of affiliate are discussed in note 8. Securities held under repurchase agreements and forward commitments are also carried at fair value.
     Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed maturity securities are amortized using a level-yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is not to hold mortgage loans for sale. The loan to parent company is carried at cost, while fair value is calculated by management using the market price of a financial instrument with similar characteristics. Interest on the loan to parent company is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation. Partnerships are accounted for on the equity basis, with changes in carrying value included in investment income in the Consolidated Statement of Operations.

     Realized gains and losses are computed based on the specific identification method. In addition, as a result of market conditions and the growth of the Company's annuity business in 2001, it became necessary to adjust deferred policy acquisition costs for unrealized gains and losses on available-for-sale instruments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholders' equity, net of related adjustments for deferred policy acquisition costs and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes


                                       4                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market, and industry. The Company may adjust deferred acquisition costs for impairments on fixed maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2002 and 2001, investments with a carrying value of $77,338 and $80,233, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, broker quotes, and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

     Investments Recorded Using the Equity Method

     The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in other income on the Consolidated Statement of Operations.

     Accounting for Option Contracts

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the appropriate underlying index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate or take other management actions. As of December 31, 2002, management believes a satisfactory economic hedge exists.

     The option contracts are reported at fair value on the Consolidated Balance Sheet. The fair value of the options are obtained from counterparties and deemed by management to approximate the estimated market values. The policy and contract account balance liability for the index benefit is reported in policy and contract account balances on the Consolidated Balance Sheet. Changes in unrealized gains and losses on the option contracts are recorded net of increases or decreases in the policy and contract account balance liability for the index benefit in investment income on the Consolidated Statement of Operations. Unrealized losses from option contracts used to hedge certain annuity products tied to the S&P 500 Index or NASDAQ 100 Index were $89,277 and $67,641 in 2002 and 2001, respectively. Decreases in the policy and contract account balance liability for the index benefit of certain annuity products were $69,212 and $79,950 in 2002 and 2001, respectively.

     The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index and the NASDAQ 100 Index. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, five-year cliquet options, which use monthly averaging of the index during each year and resets at each anniversary date of the option contract, and one-year call spread with monthly averaging of the Index. The strike price depends on the product, index period, cap, and credited rate. The Company only purchases option contracts from counterparties rated A- or better and the option contracts are not purchased for speculative or income-generating purposes. At December 31, 2002, 87.1% of contracts were purchased from four counterparties.




                                       5                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     Securities Held Under Forward Commitment Contracts

     As of December 31, 2002 and 2001, the Company had outstanding commitments with a face amount of $525,200 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received income from commitments of this type totaling $12,966, $34,023, and $23,436 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations. Forward commitment contracts were considered derivatives and accounted for under the guidance prescribed by SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard is explained further in the accounting changes section of this note.

     Securities Held under Agreements to Repurchase

     During 2002 and 2001, the Company entered into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identified certain securities for delivery in the current month and simultaneously contracted with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities identified. As of December 31, 2002 and 2001, mortgage-backed securities underlying such agreements were carried at a market value of $211,006 and $815,969, respectively. Other liabilities of $211,761 and $819,968 in 2002 and 2001, respectively, represent funds received under these agreements. The interest rate on these securities was 6.0% and 6.5% in 2002 and 2001, respectively. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $34,562, $6,206, and $0 in 2002, 2001, and 2000, respectively, which is included in investment income on the Consolidated Statement of Operations.

     Home Office Property and Equipment

     Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

     Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters were capitalized until the facility became operational. These costs are being amortized, using the straight-line method, over a thirty-nine year period. Capitalized costs, including interest, incurred in 2001 were $60,400. Interest was capitalized in connection with the construction and recorded as part of the asset to which it relates and is being amortized over the asset's estimated useful life. In 2001 and 2000, $2,197 and $796, respectively, of interest was capitalized. The amount of capitalized costs amortized, including interest, during 2002 and 2001 was $2,231 and $837, respectively.

     Income Taxes

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Separate Accounts

     Separate   accounts   represent  funds  for  which  investment  income  and
     investment gains and losses accrue directly to policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

                                       6                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

     Receivables

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables.

     Accounting Changes

     Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activity, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. The Company has marked all material derivative instruments to market. Adoption of SFAS No. 133 on January 1, 2001 resulted in a cumulative effect of change in accounting, net of taxes, of $6,257, which was recognized as a loss in the Consolidated Statement of Operations. This loss was comprised of an $8,627 net loss due to the bifurcation and fair value determination of the policy and contract account balance liability for the index benefit in the equity indexed annuity products offset by a net gain of $2,370 to mark securities held under forward commitment contracts to fair market values.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria that must be met in order for the intangible assets acquired in a purchase method business combination to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142.

     The Company adopted SFAS No. 141 in July 2001 and SFAS No. 142 on January 1, 2002. The Company evaluated its existing intangible assets and goodwill acquired in a prior purchase business combination and determined no reclassifications were necessary. The Company also performed the required test for impairment upon adoption and determined that goodwill was not impaired.

     SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets, replaces SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed of, as well as Accounting Principles Board (APB) Opinion No. 30, Reporting Results of Operations - Reporting the Effects of Disposal of a Segment of a Business. This statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and interim periods within those fiscal years. Adoption of this statement did not have a material impact on the consolidated financial statements.

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.


                                       7                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, Consolidated Financial Statements, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective for all financial statements issued after January 31, 2003 to variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     Accounting Pronouncements to be Adopted

     SFAS No. 143, Accounting for Asset Retirement Obligations, addresses the accounting for obligations arising from the retirement of all tangible long-lived assets and expands the scope to include obligations that are identifiable by the entity upon acquisition and construction and during the operating life of a long-lived asset. This statement is effective for financial statements issued for fiscal years beginning after June 15, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     SFAS No.  146,  Accounting  for  Costs  Associated  with  Exit or  Disposal
     Activities, replaces Emerging Issues Task Force (EITF) Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit An Activity. This statement is effective for financial statements issued for exit or disposal activities that are initiated after December 31, 2002. Adoption of this statement is not expected to have a material impact on the consolidated financial statements.

     In January 2003, the FASB announced that the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company will be included as part of the Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, expected to be released for exposure draft in 2003. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. The impact of this issue on the Company's consolidated financial statements is unknown at this time.

     Reclassifications

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2002, the Company changed its method of presentation for the increases and decreases of the policy and contract account balances liability for the index benefit on equity-indexed products by reclassifying this activity from annuity benefits and benefit recoveries to investment income on the Consolidated Statement of Operations. This reclassification was made to better match the activity between the related assets and liabilities. Certain 2001 balances have been reclassified to reflect the new presentation.

                                       8                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(2)  Investments

     Investments at December 31, 2002 consist of:

                                                               Amortized       Estimated       Consolidated
                                                                  cost            fair            balance
                                                                or cost          value             sheet
-------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                      $     1,395,670       1,476,909         1,476,909
      States and political subdivisions                             67,018          76,628            76,628
      Foreign government                                            60,823          69,628            69,628
      Public utilities                                             312,012         328,298           328,298
      Corporate securities                                       7,269,201       7,742,989         7,742,989
      Mortgage-backed securities                                 2,646,536       2,711,808         2,711,808
      Collateralized mortgage obligations                          235,156         259,444           259,444
-------------------------------------------------------------------------------------------------------------

           Total fixed maturities                               11,986,416      12,665,704        12,665,704
-------------------------------------------------------------------------------------------------------------

Securities held under agreements to repurchase                     200,051         211,006           211,006
Securities held under forward commitments                          546,702         546,702           546,702
-------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Banks, trusts, and insurance companies                      204             204               204
           Industrial and miscellaneous                            488,711         420,157           420,157
      Preferred stocks                                               6,374           6,653             6,653
-------------------------------------------------------------------------------------------------------------

           Total equity securities                                 495,289         427,014           427,014
-------------------------------------------------------------------------------------------------------------

Other investments:
      Preferred stock of affiliate                                 650,000           XXXXX           650,000
      Mortgage loans on real estate                                782,550           XXXXX           782,550
      Certificates of deposit and
           short-term securities                                 1,331,745           XXXXX         1,331,745
      Policy loans                                                  43,964           XXXXX            43,964
      Real estate                                                  355,372           XXXXX           355,372
      Partnerships                                                  31,073           XXXXX            31,073
      Options                                                      390,599           XXXXX           195,496
      Loan to parent company                                       100,000           XXXXX           100,000
      Investment in equity method investees                         12,542           XXXXX            12,542
      Other long-term investments                                      971           XXXXX               971
-------------------------------------------------------------------------------------------------------------

           Total other investments                               3,698,816           XXXXX         3,503,713
-------------------------------------------------------------------------------------------------------------

           Total investments                               $    16,927,274           XXXXX        17,354,139
-------------------------------------------------------------------------------------------------------------

                                       9                             (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     At December 31, 2002 and 2001, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as shown in the following table. The amortized cost for securities held under forward commitments includes a SFAS No. 133 market adjustment of $(388), as these items are considered derivatives under SFAS No. 133. Therefore, changes in fair value are included in realized investment gains (losses) in the Consolidated Statement of Operations.

                                                         Amortized          Gross             Gross           Estimated
                                                           cost          unrealized        unrealized           fair
                                                         or cost           gains             losses            value
-------------------------------------------------------------------------------------------------------------------------

2002:
      Fixed maturity securities:
           U.S. government                         $      1,395,670           81,239                 0         1,476,909
           States and political subdivisions                 67,018            9,610                 0            76,628
           Foreign government                                60,823            8,805                 0            69,628
           Public utilities                                 312,012           22,043             5,757           328,298
           Corporate securities                           7,269,201          566,636            92,848         7,742,989
           Mortgage-backed securities                     2,646,536           65,832               560         2,711,808
           Collateralized mortgage obligations              235,156           24,295                 7           259,444
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securites                 11,986,416          778,460            99,172        12,665,704
      Securities held under agreements
                to repurchase                               200,051           10,955                 0           211,006
      Securities held under forward
                commitments                                 546,702                0                 0           546,702
      Equity securities                                     495,289           20,947            89,222           427,014
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $     13,228,458          810,362           188,394        13,850,426
-------------------------------------------------------------------------------------------------------------------------

2001:

      Fixed maturity securities:
           U.S. government                         $      1,453,503           18,287            10,700         1,461,090
           States and political subdivisions                 75,510            2,671               900            77,281
           Foreign government                                95,761            5,293                31           101,023
           Public utilities                                 249,845            3,582             6,397           247,030
           Corporate securities                           4,793,792          183,614            80,659         4,896,747
           Mortgage-backed securities                       378,771            2,959             1,628           380,102
           Collateralized mortgage obligations              328,756           20,631                14           349,373
-------------------------------------------------------------------------------------------------------------------------
          Total fixed maturity securities                 7,375,938          237,037           100,329         7,512,646
      Securities held under agreements
                to repurchase                               812,219            3,750                 0           815,969
      Equity securities                                     485,751           33,677            43,001           476,427
-------------------------------------------------------------------------------------------------------------------------

          Total                                    $      8,673,908          274,464           143,330         8,805,042
-------------------------------------------------------------------------------------------------------------------------

                                       10                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     The net unrealized gains (losses) included in stockholders' equity consists of the following at December 31:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

      Fixed maturities                            $          679,288              136,708              16,734
      Securities held under agreements
           to repurchase                                      10,955                3,750                   0
      Equities                                               (68,275)              (9,324)             33,085
      Adjustments for:
            Deferred policy acquisition costs               (381,295)             (86,817)                  0
            Deferred taxes                                   (84,190)             (15,582)            (17,437)
--------------------------------------------------------------------------------------------------------------

      Net unrealized gains                        $          156,483               28,735              32,382
--------------------------------------------------------------------------------------------------------------


     The changes in net unrealized gains (losses) on fixed maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred policy acquisition costs increased $549,785, $123,724, and $149,547 in each of the years ended December 31, 2002, 2001, and 2000, respectively.

     The changes in net unrealized gains (losses) in equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(58,951), $(42,409), and $(206,242) for the years ended
     December 31, 2002, 2001, and 2000, respectively.

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed maturity securities with rights to call or prepay without penalty are $3,488,733 as of December 31, 2002.

                                                                           Amortized             Estimated
                                                                             cost               fair value
--------------------------------------------------------------------------------------------------------------

       Due in one year or less                                      $            38,821                39,053
       Due after one year through five years                                  2,662,849             2,804,833
       Due after five years through ten years                                 2,707,783             2,880,919
       Due after ten years                                                    3,695,271             3,969,647
       Mortgage-backed securities and collateralized
           mortgage obligations                                               2,881,692             2,971,252
--------------------------------------------------------------------------------------------------------------

       Totals                                                       $        11,986,416            12,665,704
--------------------------------------------------------------------------------------------------------------


     Proceeds from sales of available-for-sale fixed maturity securities investments during 2002, 2001, and 2000 were $5,740,662, $2,343,370, and
     $595,935,  respectively.  Gross gains of $99,603,  $51,706, and $12,308 and gross losses of $87,650, $35,434, and $22,673 were realized on those sales of securities in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of $141,239, $35,674, and $0, respectively, was recognized on fixed maturity securities for other than temporary impairment. The Company also purchased forward commitments of $2,672,100, $5,323,595, and $0 and sold forward commitments of $2,129,235, $5,323,595, and $0 during 2002, 2001, and 2000, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $413,034, $456,238, and $1,263,995 during 2002, 2001, and 2000, respectively. Gross gains of $30,496, $84,386, and $185,969 and gross losses of $80,301, $78,928, and $41,099 were realized on those sales in 2002, 2001, and 2000, respectively. In 2002, 2001, and 2000, losses of
     $16,086, $85,631, and $12,100, respectively, were recognized on equity securities for other than temporary impairment.


                                       11                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)

     As of December 31, 2002 and 2001, the Company held options with an amortized cost of $390,599 and $278,612, and fair market value of $195,496 and $173,410, respectively. The notional amounts of the option contracts were $3,075,888 and $1,716,248 at December 31, 2002 and 2001, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Fixed maturity securities                         $         (129,286)             (19,402)            (10,365)
Equity securities                                            (65,891)             (80,173)            132,770
Mortgage loans                                                (1,662)                   0                   0
Real estate                                                    1,333                5,857                   0
Other                                                            475               (3,816)                446
--------------------------------------------------------------------------------------------------------------
           Net (losses) gains before taxes                  (195,031)             (97,534)            122,851

Tax (benefit) expense on net
      realized (losses) gains                                (68,261)             (34,137)             42,998
--------------------------------------------------------------------------------------------------------------

           Net (losses) gains after taxes         $         (126,770)             (63,397)             79,853
--------------------------------------------------------------------------------------------------------------


The valuation allowances on mortgage loans at December 31, 2002, 2001, and 2000 and the changes in the allowance for the years then ended are summarized as follows:

                                                                      2002             2001              2000
---------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                 $         10,185           11,279            11,279

     Charged to operations                                            1,662                0                 0
     Charged to allowance                                                 0           (1,094)                0

---------------------------------------------------------------------------------------------------------------

Balance, end of year                                       $         11,847           10,185            11,279
---------------------------------------------------------------------------------------------------------------


                                       12                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                                2002                2001                2000
--------------------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities                   $          629,286              449,393             351,203
      Mortgage loans                                          54,533               47,744              43,125
      Policy loans                                             2,596                1,695               1,658
      Short-term securities                                   15,093               16,786              17,796
Dividends:
      Preferred stock                                            143                   93                  19
      Common stock                                             6,714                5,019               5,852
Net change in market value of equity-indexed
      annuity-related options and reserves                   (20,065)              12,309             (13,828)
Interest on assets held by reinsurers                          5,713                6,023               6,483
Income from securities held under forward
      commitments                                             12,966               34,023              23,436
Rental income on real estate                                  39,162               40,109              21,726
Other invested assets                                           (649)              12,871                 831
--------------------------------------------------------------------------------------------------------------
           Total investment income                           745,492              626,065             458,301

Investment expenses                                           36,218               32,006              19,902
--------------------------------------------------------------------------------------------------------------

           Net investment income                  $          709,274              594,059             438,399
--------------------------------------------------------------------------------------------------------------



                                       13                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(3)  Summary Table of Fair Value Disclosures
                                                       2002                           2001
---------------------------------------------------------------------------------------------------------------
                                                     Carrying         Fair          Carrying          Fair
                                                      amount          value          amount          value
FINANCIAL ASSETS                                                   -------------  --------------  --------------  -------------
Fixed maturity securities:
    U.S. government                            $      1,476,909       1,476,909       1,461,090      1,461,090
    States and political subdivisions                    76,628          76,628          77,281         77,281
    Foreign governments                                  69,628          69,628         101,023        101,023
    Public utilities                                    328,298         328,298         247,030        247,030
    Corporate securities                              7,742,989       7,742,989       4,896,747      4,896,747
    Mortgage-backed securities                        2,711,808       2,711,808         380,102        380,102
    Collateralized mortgage obligations                 259,444         259,444         349,373        349,373
Securities held under agreements
    to repurchase                                       211,006         211,006         815,969        815,969
Securities held under forward
    commitments                                         546,702         546,702               0              0
Equity securities                                       427,014         427,014         476,427        476,427
Mortgage loans                                          782,550         865,479         665,991        700,322
Short-term securities                                 1,331,745       1,331,745         297,648        297,648
Policy loans                                             43,964          43,964          31,933         31,933
Options                                                 195,496         195,496         173,410        173,410
Loan to parent company                                  100,000         118,190         100,000        107,996
Cash                                                     86,263          86,263          65,808         65,808
Separate accounts assets                              5,418,863       5,418,863       5,667,840      5,667,840

Investment contracts                                 15,306,455      15,033,615      10,463,380      9,815,991
Securities held under agreements
    to repurchase                                       211,761         211,761         819,968        819,968
Securities held under forward
    commitments                                         548,322         548,322               0              0
Mortgage notes payable                                   95,970          95,970         108,848        108,848
Separate account liabilities                          5,418,863       5,263,033       5,667,840      5,572,641
---------------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity and UL products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the balance sheet.


(4)  Long-term Debt

     On April 26, 2000, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan was for the purchase of land and the construction of the Company's new headquarters. The interest was treated as an additional advance at the end of each month and was calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit was 0.15625% on the portion available. If there was a draw on the letter of credit, interest was




                                       14                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



     calculated at prime plus 2%. As of December 31, 2001, the amount drawn on the loan, including capitalized interest, was $99,848. The Company did not draw on the letter of credit and it was cancelled on October 25, 2001. The Company was obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2001, $109,981 was pledged in accordance with the agreement.

     On April 29, 2002, the Company amended the loan agreement with Wells Fargo for the Company's headquarters facility. The interest is paid out each month and is calculated at the LIBOR plus 0.625%. As of December 31, 2002 the amount of the loan was $86,970. The loan will mature on April 29, 2005; however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA, or U.S. Treasury securities equal to 110% of the principal outstanding. As of December 31, 2002, $96,853 was pledged in accordance with the agreement.


(5)   Accident and Health Claim Reserves

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2002 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

     Activity in the accident and health claim reserves is summarized as follows:

                                                                         2002              2001              2000
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance
     recoverables of $354,216, $265,489, and $275,550         $        283,801           388,563           387,888

Adjustment primarily related to commutation
     and assumption reinsurance on blocks of business                   (6,108)          (90,030)                0

Incurred related to:
     Current year                                                      105,619           293,922           308,338
     Prior years                                                       (33,969)          (31,687)            2,003
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          71,650           262,235           310,341
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       52,071           129,773           120,751
     Prior years                                                        88,307           147,194           188,915
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             140,378           276,967           309,666
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $485,852, $354,216, and $265,489        $        208,965           283,801           388,563
-------------------------------------------------------------------------------------------------------------------


The accident and health reserves related to claims incurred in prior years decreased by $33,969 and $31,687 in 2002 and 2001, respectively. These changes are largely due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business. Additional reinsurance arrangements, commutations, and positive reserve development on this business result in declining net claim reserve balances. Paid claims in 2002 are also significantly lower than 2001 due to the run-off of the reinsurance-assumed business and discontinuation of the broker administration business.



                                       15                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(6)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                          Percentage
                                                        Assumed            Ceded                           of amount
                                     Direct           from other         to other             Net           assumed
        Year ended                   amount            companies         companies          amount          to net
----------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force      $         24,235,693       231,271,250        27,436,079       228,070,864        101.4%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 119,088           425,111           127,329           416,870        102.0%
     Annuities                            308,957               366            17,903           291,420          0.1%
     Accident and health                  388,493            88,506           310,483           166,516         53.2%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            816,538           513,983           455,715           874,806         58.8%
----------------------------------------------------------------------------------------------------------------------

December 31, 2001:

Life insurance in force      $         28,755,620       194,301,542        25,851,346       197,205,816         98.5%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 147,396           390,343           122,058           415,681         93.9%
     Annuities                            200,117               447            23,359           177,205          0.3%
     Accident and health                  452,519           141,156           229,580           364,095         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            800,032           531,946           374,997           956,981         55.6%
----------------------------------------------------------------------------------------------------------------------

December 31, 2000:

Life insurance in force      $         35,628,042       168,888,297        24,531,393       179,984,946         93.8%
----------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                                 184,310           330,961           126,045           389,226         85.0%
     Annuities                            185,388             1,005            13,343           173,050          0.6%
     Accident and health                  480,539           174,335           205,891           448,983         38.8%
----------------------------------------------------------------------------------------------------------------------

        Total premiums       $            850,237           506,301           345,279         1,011,259         50.1%
----------------------------------------------------------------------------------------------------------------------


                                       16                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



Included in reinsurance recoverables at December 31, 2002 are $1,590,874, $1,135,739, and $843,582 recoverable from three insurers who, as of December 31, 2002, were rated A- or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance in force of $6,683,052, $5,958,233, and $4,779,834 in 2002, 2001, and 2000, respectively, and life insurance premiums earned of $11,620, $10,774, and $8,764 in 2002, 2001, and 2000, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $1,752, $9,128, and $161 in 2002, 2001, and 2000, respectively.

Throughout 2002 and 2001, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance-assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premiums of $27,275 and $55,398 and received expense allowances of $1,573 and $11,921 in 2002 and 2001, respectively.

Effective May 1, 2001, the Company entered into an assumption reinsurance agreement whereby a Canadian disability block of business was sold to an unrelated insurance company. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. The Company transferred reserves of $77,778 and recognized a loss of $3,836 in connection with this agreement. In 2001, the Company also entered into a commutation agreement with an unrelated company transferring net reserves of $12,252 and recognizing a gain of $6,934.

Effective December 31, 2001, the Company entered into a combination coinsurance and modified coinsurance contract, as well as a yearly renewable term reinsurance agreement with an unrelated insurance company to reinsure a block of traditional life business. This agreement does not qualify as reinsurance according to SFAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, but does qualify as financial reinsurance under statutory accounting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $152,301 and $97,929, recognized a recoverable on future benefit reserves of $142,033 and $85,159, and a ceding allowance of $44,618 and $63,472 in 2002 and 2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 2001, the Company entered into another combination coinsurance and modified coinsurance contract with an unrelated insurance company to reinsure a block of in force variable annuity business. This agreement also did not qualify as reinsurance under SFAS No. 113, but is reported as financial reinsurance under statutory reporting. In connection with this agreement, the Company ceded, on a statutory basis, premiums of $4,500 and $1,540,000, recognized a recoverable on policy and contract account balances of $10,200 and $15,000, and a ceding allowance of $11,200 and $15,000 in 2002 and
2001, respectively. Impact under GAAP accounting was immaterial.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of life and annuity business with 1999 premium of $97,100. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $6,380, $6,247, and $6,038, respectively, was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2002 and 2001 was $72,157 and $78,537, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business, including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2002, 2001, and 2000, $12,145, $12,617, and $13,844, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2002 and 2001 was $52,502 and $64,647, respectively.


                                       17                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(7)  Income Taxes

     Income Tax  (Benefit) Expense

     Total income tax (benefit) expense for the years ended December 31 are as follows:


                                                                    2002             2001             2000
----------------------------------------------------------------------------------------------------------


Income tax expense attributable to operations:
Current tax benefit (expense)                           $        (74,379)          (2,544)         28,871

Deferred tax expense (benefit)                                    58,045           (7,867)        (15,917)
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to operations                                       (16,334)         (10,411)         12,954

Tax venefit due to cumulative effect of
change in accounting                                                   0           (3,369)              0
----------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense
attributable to net income                                       (16,334)         (13,780)         12,954


Income tax expense (benefit) allocated to
  stockholders' equity:
     Attributable to unrealized
         gains and losses on investments                          68,608           (1,854)        (19,843)
     Attributable to unrealized
         gains and losses on foreign exchange                        214           (1,575)           (430)
----------------------------------------------------------------------------------------------------------
                                                        $         52,488          (17,209)         (7,319)
----------------------------------------------------------------------------------------------------------


     Components of Income Tax (Benefit) Expense

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:


                                                                        2002             2001             2000
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense computed at
      the statutory rate
                                                            $        (15,643)        (17,196)          41,646
Dividends received deductions and tax-
      exempt interest                                                 (3,702)         (4,811)         (10,409)
Adequacy release                                                           0               0          (28,010)
Foreign tax, net                                                        (395)           (931)             935
Prior year adjustment to dividends
       received deduction                                              2,709           5,015                0
Goodwill amortization                                                      0           5,827            5,678
Other                                                                    697           1,685            3,114
--------------------------------------------------------------------------------------------------------------

           Income tax (benefit) expense as reported         $        (16,334)        (10,411)          12,954
--------------------------------------------------------------------------------------------------------------


                                       18                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                  2002                2001
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post retirement benefits                         $            2,974                2,666
      Allowance for uncollectible accounts                                            5                  929
      Policy reserves                                                           497,436              357,480
      Net unrealized loss on investments                                              0                  212
      Impaired assets                                                            43,080               22,066
      Investment income                                                          36,056                8,503
      Expense accruals                                                            9,768               28,969
      Net operating loss carryforward                                            31,172                    0
      Other                                                                      17,255                5,402
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                            637,746              426,227
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                                636,153              364,651
      Net unrealized gain on investments                                         68,611                    0
      Value of business acquired                                                 58,799               60,156
      Other                                                                       2,023                2,482
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                       765,586              427,289
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $          127,840                1,062
-------------------------------------------------------------------------------------------------------------


Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries, and USAllianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $24, $49,481, and $16,051 in 2002, 2001 and 2000, respectively. At December 31, 2002 and 2001, the Company had a tax recoverable from AZOA of $84,882 and $24,300, respectively, included in income tax recoverable on the Consolidated Balance Sheet.

At December 31, 2002 and 2001, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $2,341 and $26,659, respectively. These amounts are for foreign taxes and taxes recoverable from subsidiaries.




                                       19                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(8)  Related-party Transactions

     During 2002, the Company issued 8,909,195 shares of Class A, Series A preferred stock and 9,994,289 shares of Class A, Series B preferred stock with a par value of $1.00 per share to AZOA at $35.02 per share resulting in proceeds of $662,000 to the Company. See further discussion in note 12 to these consolidated financial statements.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Insurance Company (AIC) preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares upon issuance. The assigned value was derived from the underlying statutory net book value of AIC and the ownership percentage each share represents. The shares carry a liquidation preference equal to the Purchase Price plus an amount necessary to yield an annual return of 6%, compounded annually, and is also redeemable at an amount equal to the liquidation preference. In addition, the Company, at its option, may convert each share into one share of common stock at AIC.

     The Company's investment in AIC preferred stock represents 23.7% of the outstanding shares of AIC and is accounted for in accordance with the cost method at the Purchase Price. The number of shares and Purchase Price was determined ratably with existing common shares based on statutory book value as of September 30, 2002. Under the cost method, potential unrealized gains are not recognized, even though the contractual rights of the shares provide for either redemption with a cumulative yield of 6% or conversion to common shares.

     The AIC preferred stock carries a redemption value equal to the liquidation preference less actual dividends paid. As of December 31, 2002, the redemption value of the AIC preferred stock approximates $650,000, and the book value of the underlying common shares the Company could obtain upon conversion approximates $1,445,063. As there is no quoted market price for the common stock of this non-traded affiliate, it was not practicable to estimate the market value of an investment representing 23.7% of the issued stock without incurring excessive costs.

     In connection with its investment in AIC preferred stock, the Company entered into a stand-by stock purchase agreement with Allianz AG, which entitles the Company to sell these preferred shares to Allianz AG at a price equal to their then current redemption value. The agreement has a one-year term and is automatically renewed annually unless terminated in writing by Allianz AG. This agreement may be exercised in the event of certain rating agency downgrades of Fireman's Fund Insurance Company (an affiliate) to levels as specified in the agreement. In consideration for this right, the Company agreed to pay an annual premium equal to 0.3% of the Purchase Price of the shares. The current agreement's annual premium of $1,950 was reported as a prepaid asset on the Consolidated Balance Sheet at December 31, 2002.

     In December 2002, the Company entered in to an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6.00%. The outstanding loan balance is included as a component of stockholders' equity in the Consolidated Balance Sheet. Interest of $500 was earned during 2002 and is included in investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered in to an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AIC, which has a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,160 and $6,681 was earned during 2002 and 2001, respectively, and is included in investment income on the Consolidated Statements of Operations.



                                       20                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company reimbursed AZOA $11,285, $10,003, and $4,729, in 2002, 2001 and 2000, respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $0 and $1,180 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.

     The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $1,640, $1,811, and $31 in 2002, 2001 and 2000, respectively. The Company's liability for data center and other system support charges was $0 and $358 at December 31, 2002 and 2001, respectively, and is included in accrued expenses on the Consolidated Balance Sheet.


(9)  Employee Benefit Plans

     The Company participates in the Allianz Primary Retirement Plan (PRP), a defined contribution plan. The Company contributes to the plan based on a percentage of the participant's eligible salary. All eligible employees begin participating in the PRP on their hire date. Participants are 100% vested in Company contributions after two years of service. It is the Company's policy to fund the plan costs as incurred. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $3,611, $3,023, and $1,992 in 2002, 2001, and 2000, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. Effective July 18, 2002, the maximum contribution per payroll was waived, although contributions remain subject to annual limitations set by ERISA. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participants' eligible compensation. Under the eligible employees' provisions, the Company will match 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service. The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. No profit-sharing contributions have been made since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $3,210, $2,861, and $2,144 in 2002, 2001, and 2000, respectively, toward the AAAP matching contributions.

     The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2002 and 2001 was $8,058 and $7,527, respectively. This liability is included in other liabilities on the Consolidated Balance Sheet.

     The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, was paid by the Company in 2002 and 2001 and amounted to $82 and $235, respectively.


                                       21                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)


(10) Statutory Financial Data and Dividend Restrictions

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The differences between stockholders' equity and net income (loss) reported in accordance with statutory accounting practices on the Company's stand-alone financial statements and the accompanying GAAP consolidated financial statements as of and for the year ended December 31 are as follows:


                                                           Stockholders' equity                     Net (loss) income
                                                  -----------------------------   --------------------------------------------
                                                      2002            2001             2002            2001          2000
------------------------------------------------------------------------------------------------------------------------------

Statutory basis                                 $     1,663,934        700,425          (326,751)      (285,137)       83,732
Adjustments:
    Change in reserve basis                          (1,230,412)      (791,350)         (383,656)      (196,531)      (91,992)
    Deferred acquisition costs                        1,682,220      1,165,432           811,267        316,439       139,748
    Value of business acquired                          156,769        160,645            (3,876)       (17,581)      (20,909)
    Goodwill                                            210,854        198,822               351        (17,368)      (15,390)
    Net deferred taxes                                 (208,162)       (18,285)          (56,404)         8,520        15,917
    Statutory asset valuation reserve                    13,537         40,996                 0              0             0
    Statutory interest maintenance reserve              108,457         94,004           (23,668)        49,574        (9,310)
    Modified coinsurance reinsurance                    (15,971)       (23,504)          (50,912)        46,315        28,558
    Unrealized gains on investments                     395,274         96,919                 0              0             0
    Nonadmitted assets                                   34,295         29,361                 0              0             0
    Deferred income on reinsurance                     (126,211)      (146,144)                0              0             0
    Investment in subsidiaries                           44,999         46,772                 0              0             0
    Valuation allowance on mortgage loans               (11,847)       (10,185)           (1,662)         1,094             0
    Income (loss) from non-insurance
      subsidiaries                                            0              0            18,580         (1,555)       (7,510)
    Income from insurance subsidiaries                        0              0             2,887         82,674         6,236
    Other                                                 8,103         20,005           (14,517)       (31,423)      (23,046)
------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         consolidated financial statements      $     2,725,839      1,563,913           (28,361)       (44,979)      106,034
------------------------------------------------------------------------------------------------------------------------------

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2002 and 2001 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $166,393 can be paid in 2003 without prior approval of the Commissioner of Commerce.



                                       22                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     Regulatory Risk-based Capital

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk-based capital requirements as of December 31, 2002 and 2001.

     Permitted Statutory Accounting Practices

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has permitted practices related to the investment in AIC preferred stock and the AZOA loan agreement entered into during 2002, as discussed in note 8. The Company received approval to treat the investment in AIC preferred shares as an admitted asset even though the value exceeds the general statutory investment limit for investments in insurance companies. The Department of Commerce of the State of Minnesota reviewed the loan and approved the Company's treatment of the loan as a fixed maturity security for statutory purposes.


(11) Commitments and Contingencies

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company established provisions for benefits and expenses of $60,000 in 2000 related to this case. There was no additional material impact to the income statement in 2002 or 2001 related to this case. As of December 31, 2002, there is $19,519 of reserves remaining related to this case. In the opinion of management, the reserves established sufficiently cover the Company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. The exercise period for the various put options ranges from 5 to 11 years, the latest of which expires in 2010. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $164,810.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $106,500 and $106,500, of which $49,349 and $39,946 has been funded at December 31, 2002 and 2001, respectively.




                                       23                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     The Company entered into a sale and leaseback agreement effective December 27, 2001 related to certain furniture and equipment. The assets were removed from the balance sheet and sold for their net book value of $14,945. The term of the lease is 6.5 years. The Company also leases office space. Expense for all operating leases was $4,503, $4,561, and $3,323 in 2002, 2001, and 2000, respectively. The future minimum lease payments required under these operating leases are as follows:

                                                                 Operating Lease
                 -------------------------------------------------------------
                 -------------------------------------------------------------

                 2003                                          $        4,284
                 2004                                                   4,315
                 2005                                                   4,767
                 2006                                                   4,783
                 2007 and beyond                                        5,027
                 -------------------------------------------------------------
                 -------------------------------------------------------------
                 Total                                         $       23,176
                 -------------------------------------------------------------
                 -------------------------------------------------------------

(12) Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                 Authorized      Par Value,        Redemption Rights        Voluntary or Involuntary
                                  Issued          Per Share                                 Liquidation Rights
                                Outstanding
                             --------------------------------------------------------------------------------------

Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000         1.00         Designated by Board for   Designated by Board for
                                   authorized                      each series issued        each series issued
-------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    8,909,195                      amount to yield a         amount to yield a
                                    8,909,195                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00         $35.02 per share plus an  $35.02 per share plus an
                                    9,994,289                      amount to yield a         amount to yield a
                                    9,994,289                      compounded annual return  compounded annual return
                                                                   of 6%, after actual       of 6%, after actual
                                                                   dividends paid            dividends paid
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00         Designated by Board for   Designated by Board for
                                            0                      each series issued        each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.




                                       24                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)




     As discussed in note 8 to these consolidated financial statements, the Company entered into significant capital transactions with AZOA during 2002.


(13) Unusual Events

     The Company reported $15,700 in claims (net of retrocession) in 2001 related to the September 11, 2001 attack on the United States. The majority of the exposure was a result of assumed reinsurance from various companies. There were $2,615 and $5,000 in outstanding claim reserves as of December 31, 2002 and 2001, respectively. Management believes this reserve will be sufficient to cover any additional claims related to this event.


(14) Foreign Currency Translation

     The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                               2002             2001              2000
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $       (8,471)          (5,546)           (4,748)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                  753           (4,500)           (1,228)
Amount of income tax (expense) benefit for period
      related to aggregate adjustment                                         (214)           1,575               430
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                   539           (2,925)             (798)
----------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                 $       (7,932)          (8,471)           (5,546)
----------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                               0.6360           0.6282            0.6672
----------------------------------------------------------------------------------------------------------------------



                                       25                            (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES
                        (in thousands, except share data)



(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 2002, 2001, and 2000:


                                            As of December 31                           For the year ended December 31
                    ------------------------------------------------- --------------------------------------------------------------
                                   Future                  Other      Premium                               Net change
                     Deferred  benefit reserves            policy     revenue                                   in
                      policy    and policy and             claims and  and other       Net                      policy        Other
                    acquisition contract account Unearned  benefits   contract    investment                 acquisition   operating
                       costs     balances        premiums  payable   considerations income       Benefits      costs*       expenses
------------------------------------------------------------------------------------------------------------------------------------

2002:
Life                 $  271,003  2,145,891           197   136,361     416,870       49,232      327,829       (21,693)     128,213
Annuities             1,390,936 17,411,073             0       175     291,420      646,203      672,565      (779,970)   1,043,181
Accident and health      20,281      1,432        42,316   766,569     166,516       13,839       90,437        (9,604)      82,384
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $1,682,220 19,558,396        42,513   903,105     874,806      709,274    1,090,831      (811,267)   1,253,778
------------------------------------------------------------------------------------------------------------------------------------

2001:
Life                 $  254,646  2,073,241         1,156   153,593     415,681       55,505      346,868        (9,099)     121,090
Annuities               900,108 11,298,838             0       327     177,206      511,844      452,737      (297,172)     523,786
Accident and health      10,678      2,864        40,347   703,030     364,094       26,710      266,917       (10,168)     149,377
------------------------------------------------------------------------------------------------------------------------------------

                     $1,165,432 13,374,943        41,503   856,950     956,981      594,059    1,066,522      (316,439)     794,253
------------------------------------------------------------------------------------------------------------------------------------

2000:
Life                 $  246,785  2,014,015         2,823   165,925     389,226       43,195      329,805       (14,858)     151,790
Annuities               690,254  9,007,312             0        25     173,050      372,573      291,125      (128,288)     354,017
Accident and health       4,472          0        46,084   746,589     448,983       22,631      356,753         3,398      157,038
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                     $  941,511 11,021,327        48,907   912,539   1,011,259      438,399      977,683      (139,748)     662,845
------------------------------------------------------------------------------------------------------------------------------------

     * See note 1 for total gross amortization.

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.


          1. Independent Auditors' Report.
          2. Consolidated Balance Sheets as of December 31, 2002 and 2001.
          3. Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.
          6. Notes to Consolidated Financial Statements - December 31, 2002, 2001 and 2000.

           The following financial statements of the Variable Account are included in Part B hereof.

          1. Independent Auditors' Report.
          2. Statements of Assets and Liabilities as of December 31, 2002.
          3. Statements of Operations for the year ended December 31, 2002.
          4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.
          5. Notes to Financial Statements - December 31, 2002.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2. Not Applicable
           3. a. Principal Underwriter Agreement(3) b. Selling Agreement(6)
           4. Individual Immediate Variable Annuity Contract(3) 4. (i) Individual Immediate Variable Annuity Contract
                     Endorsements(3)
           5. Application for Individual Immediate Variable Annuity(2)
           6. (i)   Copy of Articles of Incorporation of the Company(1)
             (ii) Copy of the Bylaws of the Company(1)
          7. Not Applicable
          8.         Form of Fund Participation Agreement
               (a) Form of Fund Participation Agreement between AIM Variable Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC.(4)
               (b) Form of Fund Participation Agreement between Alger American Fund, Allianz Life Insurance Company of North America and Fred Alger and Company.(4)
               (c) Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership(4)
               (d) Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management Inc. and Allianz Life Insurance Company of North America(5)
               (e) Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC(7)
               (f) Form of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America(8)

                (g) Form of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(9)
               (h) Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of North America (6)
               (i) Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (6)
               (j) Form of Fund Participation Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.(6)
               (k) Form of Fund Participation Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.(6)
               (l) Form of Fund Participation Agreement between USAllianz Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.(6)
               (m) Form of Fund Participation Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.(6)
               (n) Form of Fund Participation Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.(6)
               (o) Form of Fund Participation Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC.
               (p) Form of Fund Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America(6)
               (n) Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America(6)
               (o) Form of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America(6)
               (p) Form of Fund Participation Agreement between North American Dreyfus(6)
               (q) Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC and OppenheimerFunds, Inc.*
               (r) Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC USAllianz Variable Insurance Products Trust, PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P.*
               (s)  Copy of Portfolio  Management Agreement bewteen Allianz Life
                    Insurance   Company   of  North   America,   the   Universal
                    Instituitional   Funds,   Inc.,   Morgan   Stanley   &   Co.
                    Incorporated, and Morgan Stanley Investment Management Inc.*

       9.  Opinion and Consent of Counsel*
      10.  Independent Auditors' Consent*
      11.  Not Applicable
      12.  Not Applicable
      13.  Calculation of Performance Data*
      14.  Company Organizational Chart*
      15.  Powers of Attorney (10)
         * Filed herewith

  (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.
  (4) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
  (6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 which was electronically filed on April 28, 2000.
 (7)   Incorporated   by  reference   from   Post-Effective   Amendment   No.3
       to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 26, 2001.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-76190 and 811-05618) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos. 33-82329 and 811-05618) electronically filed December 30, 1999.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Michael Diekmann                         Director
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director and Chairman of the Board
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director and Chief Executive Officer
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      President and Chief Marketing Officer
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Suzanne J. Pepin                         Senior Vice President, Secretary and Chief Legal Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Information Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise Blizil                            Senior Vice President and Chief Administrative Officer
              ---------------------------------------- ------------------------------------------------------------
              Christopher H. Pinkerton                 Senior Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Michael M. Ahles                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Tracy H. Gardner                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Nikole N. Krakow                         Vice President and Controller (Corporate)
              ---------------------------------------- ------------------------------------------------------------
              Peggy A. Moon                            Vice President (Compliance)
              ---------------------------------------- ------------------------------------------------------------
              Carol B. Shaw                            Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              Corey J. Walther                         Vice President (Variable)
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Robert Kimmitt                           Director
              Commerce One, Inc.
              4440 Rosewood Drive
              Pleasanton, CA 94588-3050
              ---------------------------------------- ------------------------------------------------------------
              Dr. Gerhard Rupprecht                    Director
              Reinsburgstrasse 19
              D-70178
              Stuttgart, Germany
              ---------------------------------------- ------------------------------------------------------------
              Paul M. Saffert                          Director
              Allianz of America Corp.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Filed herewith as Exhibit 14.

Item 27.   Number of Contract Owners


As of  March   31,  2003  there  were 411  qualified  Contract  Owners  and 297 non-qualified Contract Owners with Contracts in the separate account


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following Principal business address:

                            5701 Golden Hills Drive
                             Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Vice President

Jennifer J. Wagner         Vice President

Cynthia M. Robeck          2nd Vice President

Myron Rothstein            2nd Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Wayne Peterson             Compliance Officer

Stewart Gregg              Secretary

Jan Witort                 Assistant Secretary

     c.  Not Applicable

Item 30.   Location of Accounts and Records


Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2003.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART GREGG
                                     --------------------------------
                                          Stewart Gregg
                                          Senior Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART GREGG
                                      ------------------------------
                                           Stewart Gregg
                                           Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th of April, 2003.

Signature  and  Title


Robert W. MacDonald*       Chairman of the Board and Director
Robert W. MacDonald

Mark A. Zesbaugh*          Director and Chief Executive Officer
Mark A. Zesbaugh

Michael P. Sullivan*       Director
Michael P. Sullivan

Dr. Gerhard Rupprecht*     Director
Dr. Gerhard Rupprecht

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Robert M. Kimmitt*         Director
Robert M. Kimmitt

Michael Diekmann*          Director
Michael Diekmann

Paul M Saffert*            Director
Paul M Saffert

Gabby Matzdorff*           Senior Vice President and
Gabby Matzdorff            Chief Financial Officer

Charles Kavitsky*          President and
Charles Kavitsky           Chief Marketing Officer

Denise Blizil*             Sr. Vice President and
Denise Blizil              Chief Administrative Officer



                                    *By    Power  of  Attorney


                                     By: /S/ STEWART GREGG
                                         --------------------
                                         Stewart Gregg
                                         Attorney-in-Fact

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 17

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA





                                INDEX TO EXHIBITS


Exhibit                                                                 Page

EX-99.B8.q Copy of Portfolio Management Agreement - OppenheimerFunds EX-99.B8.r Copy of Portfolio Management Agreement - NFJ/PIMO
EX-99.B8.s Copy of Portfolio Management Agreement - Morgan Stanley/Dwight
EX-99.B9   Opinion and Consent of Counsel
EX-99.B10 Independent Auditors' Consent
EX-99.B13 Calculation of Performance
EX-99.B14 Company Organizational Chart